ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

of

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements

December 31, 2022

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Allianz Life Insurance Company of New York and the Contract Owners
of Allianz Life of NY Variable Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Allianz Life of NY Variable Account C indicated in the table below (other than BlackRock Equity Dividend V.I. Fund, Delaware Ivy VIP Asset Strategy Portfolio, Delaware Ivy VIP Energy Portfolio, Delaware Ivy VIP Growth Portfolio, Delaware Ivy VIP Science and Technology Portfolio, Eaton Vance VT Floating-Rate Income Fund, Fidelity VIP Emerging Markets Portfolio, Invesco V.I. Balanced-Risk Allocation Fund, Lazard Retirement International Equity Portfolio, Lazard Retirement U.S. Small-Mid Cap Equity Portfolio, T. Rowe Price Health Sciences Portfolio, and Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio which do not present a statement of assets and liabilities) as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Allianz Life of NY Variable Account C (other than BlackRock Equity Dividend V.I. Fund, Delaware Ivy VIP Asset Strategy Portfolio, Delaware Ivy VIP Energy Portfolio, Delaware Ivy VIP Growth Portfolio, Delaware Ivy VIP Science and Technology Portfolio, Eaton Vance VT Floating-Rate Income Fund, Fidelity VIP Emerging Markets Portfolio, Invesco V.I. Balanced-Risk Allocation Fund, Lazard Retirement International Equity Portfolio, Lazard Retirement U.S. Small-Mid Cap Equity Portfolio, T. Rowe Price Health Sciences Portfolio, and Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio which do not present a statement of assets and liabilities) as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Subaccounts of Allianz Life of NY Variable Account C
AZL Balanced Index Strategy Fund(1)	AZL Russell 1000 Growth Index Fund Class 2(1)	Franklin Strategic Income VIP Fund(4) (6)
AZL DFA Five-Year Global Fixed Income Fund(1)	AZL Russell 1000 Value Index Fund Class 1(1)	Franklin U.S. Government Securities VIP Fund(1)
AZL DFA Multi-Strategy Fund(1)	AZL Russell 1000 Value Index Fund Class 2(1)	Invesco Oppenheimer V.I. International Growth Fund(1)
AZL Enhanced Bond Index Fund(1)	AZL S&P 500 Index Fund(1)	Invesco V.I. American Value Fund(1)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1(2)	AZL Small Cap Stock Index Fund Class 1(1)	Invesco V.I. Balanced-Risk Allocation Fund(1) (6)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2(1)	AZL Small Cap Stock Index Fund Class 2(1)	Invesco V.I. Global Strategic Income Fund(1)
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1(1)	AZL T. Rowe Price Capital Appreciation Fund(1)	JPMorgan Insurance Trust Core Bond Portfolio(1)
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2(1)	BlackRock Equity Dividend V.I. Fund(1) (6)	Lazard Retirement International Equity Portfolio(1) (6)
AZL Gateway Fund(1)	BlackRock Global Allocation V.I. Fund(4)	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio(1) (6)

AZL Government Money Market Fund(1)	BNY Mellon VIF Appreciation Portfolio(4) (6)	MFS International Intrinsic Value Portfolio(1)
AZL International Index Fund Class 1(1)	ClearBridge Variable Aggressive Growth Portfolio(1)	MFS VIT Total Return Bond Portfolio(1)
AZL International Index Fund Class 2(1)	Columbia Variable Portfolio – Seligman Global Technology Fund(1)	MFS VIT Utilities Portfolio(1) (5)
AZL MetWest Total Return Bond Fund(1)	Davis VA Financial Portfolio(1)	PIMCO VIT All Asset Portfolio (4)
AZL Mid Cap Index Fund Class 1(1)	Davis VA Real Estate Portfolio(1)	PIMCO VIT Balanced Allocation Portfolio(1)
AZL Mid Cap Index Fund Class 2(1)	Delaware Ivy VIP Asset Strategy Portfolio(1) (6)	PIMCO VIT CommodityRealReturn Strategy Portfolio(1)
AZL Moderate Index Strategy Fund(1)	Delaware Ivy VIP Energy Portfolio(1) (6)	PIMCO VIT Dynamic Bond Portfolio(4)
AZL MSCI Emerging Markets Equity Index Class 1(1)	Delaware Ivy VIP Growth Portfolio(1)	PIMCO VIT Emerging Markets Bond Portfolio(1)
AZL MSCI Emerging Markets Equity Index Class 2(1)	Delaware Ivy VIP Mid Cap Growth Portfolio(1)	PIMCO VIT Global Bond Opportunities Portfolio(Unhedged)(4)
AZL MSCI Global Equity Index Fund Class 1(2)	Delaware Ivy VIP Natural Resources Portfolio(1)	PIMCO VIT Global Core Bond (Hedged) Portfolio(1)
AZL MSCI Global Equity Index Fund Class 2(1)	Delaware Ivy VIP Science and Technology Portfolio(1) (6)	PIMCO VIT Global Managed Asset Allocation Portfolio (4)
AZL MVP Balanced Index Strategy Fund(1)	Eaton Vance VT Floating-Rate Income Fund(1) (6)	PIMCO VIT High Yield Portfolio(1)
AZL MVP DFA Multi-Strategy Fund(1)	Fidelity VIP Emerging Markets Portfolio(1)	PIMCO VIT Long-Term U.S. Government Portfolio(1)
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund(1)	Fidelity VIP FundsManager 50% Portfolio(4)	PIMCO VIT Low Duration Portfolio(1)
AZL MVP Fusion Balanced Fund(1)	Fidelity VIP FundsManager 60% Portfolio(4)	PIMCO VIT Real Return Portfolio(1)
AZL MVP Fusion Conservative Fund(1)	Fidelity VIP Mid Cap Portfolio(1)	PIMCO VIT StocksPLUS Global Portfolio(1)
AZL MVP Fusion Moderate Fund(1)	Fidelity VIP Strategic Income Portfolio(1)	PIMCO VIT Total Return Portfolio(1)
AZL MVP Global Balanced Index Strategy Fund(1)	Franklin Allocation VIP Fund (4)	T. Rowe Price Blue Chip Growth Portfolio(1)

AZL MVP Growth Index Strategy Fund(1)	Franklin Income VIP Fund(4)	T. Rowe Price Equity Income Portfolio(1)
AZL MVP Moderate Index Strategy Fund(1)	Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund(3) (6)	T. Rowe Price Health Sciences Portfolio(1) (5)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund(1)	Franklin Mutual Shares VIP Fund(4)	Templeton Global Bond VIP Fund(1)

1.Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021
2.Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the year ended December 31, 2022 and the period June 18, 2021 (commencement of operations) through December 31, 2021
3.Statement of operations for the period January 1, 2022 to June 10, 2022 (date of liquidation) and statement of changes in net assets for the year ended December 31, 2021 and the period January 1, 2022 to June 10, 2022 (date of liquidation)
4.Statement of changes in net assets for the period January 1, 2021 to June 18, 2021 (date of liquidation)
5.The fund had no activity for the year ended December 31, 2022
6.The fund had no activity for the years ended December 31, 2022 and 2021

Basis for Opinions

These financial statements are the responsibility of Allianz Life Insurance Company of New York management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Allianz Life of NY Variable Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Allianz Life of NY Variable Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

April 5, 2023

We have served as the auditor of one or more of the subaccounts of Allianz Life of NY Variable Account C of Allianz Life Insurance Company of New York since 2019.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2022
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1
Assets:
Investments at Net Asset Value	$22,982	$875	$65,986	$4,262	$5,374
Total Assets	22,982	875	65,986	4,262	5,374

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	22,982	875	65,986	4,262	5,374

Net Assets:
Contracts in Accumulation Period	22,982	875	65,986	4,262	5,326
Contracts in Annuity Payment Period	—	—	—	—	48
Total Net Assets	$22,982	$875	$65,986	$4,262	$5,374

Investment Shares	1,670	103	5,444	450	699
Investments at Cost	$25,297	$998	$74,397	$4,986	$6,792

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Gateway Fund	AZL Government Money Market Fund
Assets:
Investments at Net Asset Value	$115,499	$1,295	$14,776	$6,534	$49,267
Total Assets	115,499	1,295	14,776	6,534	49,267

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	115,499	1,295	14,776	6,534	49,267

Net Assets:
Contracts in Accumulation Period	115,483	1,294	14,776	6,534	49,253
Contracts in Annuity Payment Period	16	1	—	—	14
Total Net Assets	$115,499	$1,295	$14,776	$6,534	$49,267

Investment Shares	9,322	154	1,700	464	49,267
Investments at Cost	$135,539	$1,532	$17,386	$5,433	$49,267
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2022
(In thousands)

	AZL International Index Fund Class 1	AZL International Index Fund Class 2	AZL MetWest Total Return Bond Fund	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2
Assets:
Investments at Net Asset Value	$4,392	$13,047	$2,450	$2,127	$16,019
Total Assets	4,392	13,047	2,450	2,127	16,019

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	4,392	13,047	2,450	2,127	16,019

Net Assets:
Contracts in Accumulation Period	4,361	13,047	2,450	2,107	16,019
Contracts in Annuity Payment Period	31	—	—	20	—
Total Net Assets	$4,392	$13,047	$2,450	$2,127	$16,019

Investment Shares	445	855	289	913	836
Investments at Cost	$4,480	$12,738	$3,006	$3,934	$16,929

	AZL Moderate Index Strategy Fund	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund Class 1	AZL MSCI Global Equity Index Fund Class 2
Assets:
Investments at Net Asset Value	$90,713	$411	$2,941	$1,883	$4,058
Total Assets	90,713	411	2,941	1,883	4,058

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	90,713	411	2,941	1,883	4,058

Net Assets:
Contracts in Accumulation Period	90,713	411	2,941	1,883	4,046
Contracts in Annuity Payment Period	—	—	—	—	12
Total Net Assets	$90,713	$411	$2,941	$1,883	$4,058

Investment Shares	7,572	68	487	258	324
Investments at Cost	$108,871	$378	$3,507	$2,463	$4,909
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2022
(In thousands)

	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Balanced Fund	AZL MVP Fusion Conservative Fund
Assets:
Investments at Net Asset Value	$32,062	$8,031	$24,250	$54,228	$13,951
Total Assets	32,062	8,031	24,250	54,228	13,951

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	32,062	8,031	24,250	54,228	13,951

Net Assets:
Contracts in Accumulation Period	32,056	8,031	24,250	54,228	13,951
Contracts in Annuity Payment Period	6	—	—	—	—
Total Net Assets	$32,062	$8,031	$24,250	$54,228	$13,951

Investment Shares	2,902	818	2,199	5,837	1,409
Investments at Cost	$36,589	$9,098	$26,580	$65,917	$16,600

	AZL MVP Fusion Moderate Fund	AZL MVP Global Balanced Index Strategy Fund	AZL MVP Growth Index Strategy Fund	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Assets:
Investments at Net Asset Value	$141,731	$64,732	$272,658	$50,798	$155,416
Total Assets	141,731	64,732	272,658	50,798	155,416

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	141,731	64,732	272,658	50,798	155,416

Net Assets:
Contracts in Accumulation Period	141,727	64,726	272,658	50,798	155,416
Contracts in Annuity Payment Period	4	6	—	—	—
Total Net Assets	$141,731	$64,732	$272,658	$50,798	$155,416

Investment Shares	15,191	6,857	21,813	4,375	13,839
Investments at Cost	$168,716	$78,666	$306,495	$58,978	$169,747
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2022
(In thousands)

	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund
Assets:
Investments at Net Asset Value	$3,113	$16,409	$14,049	$18,457	$30,433
Total Assets	3,113	16,409	14,049	18,457	30,433

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	3,113	16,409	14,049	18,457	30,433

Net Assets:
Contracts in Accumulation Period	3,099	16,409	13,944	18,441	30,400
Contracts in Annuity Payment Period	14	—	105	16	33
Total Net Assets	$3,113	$16,409	$14,049	$18,457	$30,433

Investment Shares	427	1,254	1,673	1,493	1,795
Investments at Cost	$4,242	$18,871	$15,858	$19,489	$28,402

	AZL Small Cap Stock Index Fund Class 1	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	ClearBridge Variable Aggressive Growth Portfolio	Columbia Variable Portfolio – Seligman Global Technology Fund
Assets:
Investments at Net Asset Value	$594	$12,251	$17,021	$22	$38
Total Assets	594	12,251	17,021	22	38

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	594	12,251	17,021	22	38

Net Assets:
Contracts in Accumulation Period	594	12,251	17,003	22	38
Contracts in Annuity Payment Period	—	—	18	—	—
Total Net Assets	$594	$12,251	$17,021	$22	$38

Investment Shares	82	1,072	1,047	2	2
Investments at Cost	$750	$13,266	$18,150	$40	$40
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2022
(In thousands)

	Davis VA Financial Portfolio	Delaware Ivy VIP Mid Cap Growth Portfolio	Delaware Ivy VIP Natural Resources Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio
Assets:
Investments at Net Asset Value	$848	$8	$13	$27	$56
Total Assets	848	8	13	27	56

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	848	8	13	27	56

Net Assets:
Contracts in Accumulation Period	848	8	13	27	56
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$848	$8	$13	$27	$56

Investment Shares	70	1	3	1	6
Investments at Cost	$878	$9	$9	$29	$66

	Franklin Rising Dividends VIP Fund	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund	Invesco V.I. Global Strategic Income Fund
Assets:
Investments at Net Asset Value	$15,356	$15,455	$4	$22	$102
Total Assets	15,356	15,455	4	22	102

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	15,356	15,455	4	22	102

Net Assets:
Contracts in Accumulation Period	15,290	15,444	4	22	102
Contracts in Annuity Payment Period	66	11	—	—	—
Total Net Assets	$15,356	$15,455	$4	$22	$102

Investment Shares	552	1,512	2	1	26
Investments at Cost	$11,980	$18,611	$7	$25	$136
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2022
(In thousands)

	JPMorgan Insurance Trust Core Bond Portfolio	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio	MFS VIT Utilities Portfolio	PIMCO VIT Balanced Allocation Portfolio
Assets:
Investments at Net Asset Value	$1,869	$33	$5,239	$7	$19,943
Total Assets	1,869	33	5,239	7	19,943

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	1,869	33	5,239	7	19,943

Net Assets:
Contracts in Accumulation Period	1,869	33	5,239	7	19,941
Contracts in Annuity Payment Period	—	—	—	—	2
Total Net Assets	$1,869	$33	$5,239	$7	$19,943

Investment Shares	196	1	475	—	2,554
Investments at Cost	$2,163	$36	$6,229	$6	$24,448

	PIMCO VIT CommodityRealReturn Strategy Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Core Bond (Hedged) Portfolio	PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio
Assets:
Investments at Net Asset Value	$1,473	$5,111	$9,135	$47,773	$257
Total Assets	1,473	5,111	9,135	47,773	257

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	1,473	5,111	9,135	47,773	257

Net Assets:
Contracts in Accumulation Period	1,473	5,111	9,135	47,773	257
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$1,473	$5,111	$9,135	$47,773	$257

Investment Shares	214	509	1,097	7,057	33
Investments at Cost	$1,966	$6,561	$10,521	$54,481	$405
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2022
(In thousands)

	PIMCO VIT Low Duration Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Assets:
Investments at Net Asset Value	$162	$22,254	$7,236	$72,272	$6
Total Assets	162	22,254	7,236	72,272	6

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	162	22,254	7,236	72,272	6

Net Assets:
Contracts in Accumulation Period	162	22,250	7,220	72,272	6
Contracts in Annuity Payment Period	—	4	16	—	—
Total Net Assets	$162	$22,254	$7,236	$72,272	$6

Investment Shares	17	1,935	1,228	8,048	—
Investments at Cost	$168	$25,214	$10,081	$87,731	$7

	T. Rowe Price Equity Income Portfolio	Templeton Global Bond VIP Fund	Total All Funds
Assets:
Investments at Net Asset Value	$106	$41,861	$1,621,763
Total Assets	106	41,861	1,621,763

Liabilities:
Total Liabilities	—	—	—
Net Assets:	106	41,861	1,621,763

Net Assets:
Contracts in Accumulation Period	106	41,844	1,621,303
Contracts in Annuity Payment Period	—	17	460
Total Net Assets	$106	$41,861	$1,621,763

Investment Shares	4	3,352	194,301
Investments at Cost	$111	$54,326	$1,855,540

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2022
(In thousands)

The following open/available funds had no assets or liabilities as of December 31, 2022 and therefore, were not listed in the Statements of Assets and Liabilities:

BlackRock Equity Dividend V.I. Fund
Delaware Ivy VIP Asset Strategy Portfolio
Delaware Ivy VIP Energy Portfolio
Delaware Ivy VIP Growth Portfolio
Delaware Ivy VIP Science and Technology Portfolio
Eaton Vance VT Floating-Rate Income Fund
Fidelity VIP Emerging Markets Portfolio
Invesco V.I. Balanced-Risk Allocation Fund
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
T. Rowe Price Health Sciences Portfolio

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2022
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund

Investment Income:
Dividends Reinvested in Fund Shares	$565	$38	$814	$67

Expenses:
Mortality and Expense Risk Charges	438	14	1,181	67
Investment Income (Loss), Net	127	24	(367)	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	1,630	—	6,709	2
Realized Gains (Losses) on Sales of Investments, Net	34	(21)	(219)	(44)
Realized Gains (Losses) on Investments, Net	1,664	(21)	6,490	(42)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(6,554)	(87)	(16,808)	(703)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(4,890)	(108)	(10,318)	(745)
Net Increase (Decrease) in Net Assets From Operations	$(4,763)	$(84)	$(10,685)	$(745)

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$89	$1,202	$42	$408

Expenses:
Mortality and Expense Risk Charges	85	2,069	20	276
Investment Income (Loss), Net	4	(867)	22	132
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	622	8,445	37	409
Realized Gains (Losses) on Sales of Investments, Net	(117)	(1,043)	(17)	(440)
Realized Gains (Losses) on Investments, Net	505	7,402	20	(31)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,596)	(29,907)	(275)	(2,931)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(1,091)	(22,505)	(255)	(2,962)
Net Increase (Decrease) in Net Assets From Operations	$(1,087)	$(23,372)	$(233)	$(2,830)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2022
(In thousands)

	AZL Gateway Fund	AZL Government Money Market Fund	AZL International Index Fund Class 1	AZL International Index Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$23	$341	$211	$398

Expenses:
Mortality and Expense Risk Charges	112	330	71	333
Investment Income (Loss), Net	(89)	11	140	65
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	163	339
Realized Gains (Losses) on Sales of Investments, Net	229	—	9	198
Realized Gains (Losses) on Investments, Net	229	—	172	537
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,240)	—	(1,168)	(3,759)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(1,011)	—	(996)	(3,222)
Net Increase (Decrease) in Net Assets From Operations	$(1,100)	$11	$(856)	$(3,157)

	AZL MetWest Total Return Bond Fund	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund

Investment Income:
Dividends Reinvested in Fund Shares	$30	$75	$125	$2,192

Expenses:
Mortality and Expense Risk Charges	39	33	384	1,734
Investment Income (Loss), Net	(9)	42	(259)	458
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	2	1,393	3,367	6,301
Realized Gains (Losses) on Sales of Investments, Net	(62)	(87)	658	(1,177)
Realized Gains (Losses) on Investments, Net	(60)	1,306	4,025	5,124
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(402)	(1,743)	(7,228)	(25,355)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(462)	(437)	(3,203)	(20,231)
Net Increase (Decrease) in Net Assets From Operations	$(471)	$(395)	$(3,462)	$(19,773)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2022
(In thousands)

	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund Class 1	AZL MSCI Global Equity Index Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$8	$45	$38	$50

Expenses:
Mortality and Expense Risk Charges	7	83	30	101
Investment Income (Loss), Net	1	(38)	8	(51)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	10	72	231	309
Realized Gains (Losses) on Sales of Investments, Net	9	(83)	(44)	(119)
Realized Gains (Losses) on Investments, Net	19	(11)	187	190
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(145)	(861)	(695)	(1,294)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(126)	(872)	(508)	(1,104)
Net Increase (Decrease) in Net Assets From Operations	$(125)	$(910)	$(500)	$(1,155)

	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Balanced Fund

Investment Income:
Dividends Reinvested in Fund Shares	$769	$84	$185	$1,487

Expenses:
Mortality and Expense Risk Charges	491	132	410	998
Investment Income (Loss), Net	278	(48)	(225)	489
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	2,365	628	1,170	2,351
Realized Gains (Losses) on Sales of Investments, Net	(203)	(57)	(3)	(774)
Realized Gains (Losses) on Investments, Net	2,162	571	1,167	1,577
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(9,146)	(1,828)	(5,603)	(13,328)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(6,984)	(1,257)	(4,436)	(11,751)
Net Increase (Decrease) in Net Assets From Operations	$(6,706)	$(1,305)	$(4,661)	$(11,262)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2022
(In thousands)

	AZL MVP Fusion Conservative Fund	AZL MVP Fusion Moderate Fund	AZL MVP Global Balanced Index Strategy Fund	AZL MVP Growth Index Strategy Fund

Investment Income:
Dividends Reinvested in Fund Shares	$431	$3,597	$2,058	$5,102

Expenses:
Mortality and Expense Risk Charges	256	2,538	1,076	4,533
Investment Income (Loss), Net	175	1,059	982	569
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	502	7,236	3,545	26,463
Realized Gains (Losses) on Sales of Investments, Net	(290)	(1,907)	(802)	(466)
Realized Gains (Losses) on Investments, Net	212	5,329	2,743	25,997
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(3,276)	(37,233)	(18,215)	(83,297)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(3,064)	(31,904)	(15,472)	(57,300)
Net Increase (Decrease) in Net Assets From Operations	$(2,889)	$(30,845)	$(14,490)	$(56,731)

	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$1,092	$12,449	$23	$12

Expenses:
Mortality and Expense Risk Charges	848	2,568	53	426
Investment Income (Loss), Net	244	9,881	(30)	(414)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	4,692	9,550	1,090	3,724
Realized Gains (Losses) on Sales of Investments, Net	(150)	818	7	578
Realized Gains (Losses) on Investments, Net	4,542	10,368	1,097	4,302
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(15,511)	(49,351)	(2,542)	(12,136)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(10,969)	(38,983)	(1,445)	(7,834)
Net Increase (Decrease) in Net Assets From Operations	$(10,725)	$(29,102)	$(1,475)	$(8,248)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2022
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1

Investment Income:
Dividends Reinvested in Fund Shares	$319	$251	$370	$10

Expenses:
Mortality and Expense Risk Charges	213	437	740	11
Investment Income (Loss), Net	106	(186)	(370)	(1)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	2,014	1,934	4,291	149
Realized Gains (Losses) on Sales of Investments, Net	(47)	226	2,034	(5)
Realized Gains (Losses) on Investments, Net	1,967	2,160	6,325	144
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(3,630)	(4,432)	(14,551)	(279)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(1,663)	(2,272)	(8,226)	(135)
Net Increase (Decrease) in Net Assets From Operations	$(1,557)	$(2,458)	$(8,596)	$(136)

	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	ClearBridge Variable Aggressive Growth Portfolio	Columbia Variable Portfolio – Seligman Global Technology Fund

Investment Income:
Dividends Reinvested in Fund Shares	$105	$131	$—	$—

Expenses:
Mortality and Expense Risk Charges	309	430	—	1
Investment Income (Loss), Net	(204)	(299)	—	(1)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	2,123	2,615	3	10
Realized Gains (Losses) on Sales of Investments, Net	208	417	(3)	—
Realized Gains (Losses) on Investments, Net	2,331	3,032	—	10
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(5,088)	(6,083)	(10)	(28)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(2,757)	(3,051)	(10)	(18)
Net Increase (Decrease) in Net Assets From Operations	$(2,961)	$(3,350)	$(10)	$(19)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2022
(In thousands)

	Davis VA Financial Portfolio	Delaware Ivy VIP Growth Portfolio	Delaware Ivy VIP Mid Cap Growth Portfolio	Delaware Ivy VIP Natural Resources Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$16	$—	$—	$—

Expenses:
Mortality and Expense Risk Charges	21	—	—	—
Investment Income (Loss), Net	(5)	—	—	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	31	6	2	—
Realized Gains (Losses) on Sales of Investments, Net	1	(13)	(6)	—
Realized Gains (Losses) on Investments, Net	32	(7)	(4)	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(139)	(2)	—	2
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(107)	(9)	(4)	2
Net Increase (Decrease) in Net Assets From Operations	$(112)	$(9)	$(4)	$2

	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$—	$—	$2	$162

Expenses:
Mortality and Expense Risk Charges	—	—	—	267
Investment Income (Loss), Net	—	—	2	(105)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	2	—	2,020
Realized Gains (Losses) on Sales of Investments, Net	(1)	(1)	(6)	620
Realized Gains (Losses) on Investments, Net	(1)	1	(6)	2,640
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(4)	(9)	(9)	(4,852)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(5)	(8)	(15)	(2,212)
Net Increase (Decrease) in Net Assets From Operations	$(5)	$(8)	$(13)	$(2,317)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2022
(In thousands)

	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund	Invesco V.I. Global Strategic Income Fund

Investment Income:
Dividends Reinvested in Fund Shares	$417	$—	$—	$—

Expenses:
Mortality and Expense Risk Charges	289	—	—	2
Investment Income (Loss), Net	128	—	—	(2)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	1	4	—
Realized Gains (Losses) on Sales of Investments, Net	(605)	(7)	(2)	(3)
Realized Gains (Losses) on Investments, Net	(605)	(6)	2	(3)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,656)	(1)	(4)	(11)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(2,261)	(7)	(2)	(14)
Net Increase (Decrease) in Net Assets From Operations	$(2,133)	$(7)	$(2)	$(16)

	JPMorgan Insurance Trust Core Bond Portfolio	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio	PIMCO VIT Balanced Allocation Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$36	$—	$141	$213

Expenses:
Mortality and Expense Risk Charges	31	—	85	342
Investment Income (Loss), Net	5	—	56	(129)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	11	2	67	2,137
Realized Gains (Losses) on Sales of Investments, Net	(46)	(2)	(99)	(292)
Realized Gains (Losses) on Investments, Net	(35)	—	(32)	1,845
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(285)	(10)	(1,009)	(6,153)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(320)	(10)	(1,041)	(4,308)
Net Increase (Decrease) in Net Assets From Operations	$(315)	$(10)	$(985)	$(4,437)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2022
(In thousands)

	PIMCO VIT CommodityRealReturn Strategy Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Core Bond (Hedged) Portfolio	PIMCO VIT High Yield Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$362	$261	$160	$2,602

Expenses:
Mortality and Expense Risk Charges	40	91	164	820
Investment Income (Loss), Net	322	170	(4)	1,782
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	73	—
Realized Gains (Losses) on Sales of Investments, Net	(4)	(133)	(196)	(1,005)
Realized Gains (Losses) on Investments, Net	(4)	(133)	(123)	(1,005)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(148)	(1,129)	(1,330)	(7,669)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(152)	(1,262)	(1,453)	(8,674)
Net Increase (Decrease) in Net Assets From Operations	$170	$(1,092)	$(1,457)	$(6,892)

	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$6	$2	$1,668	$95

Expenses:
Mortality and Expense Risk Charges	4	—	402	158
Investment Income (Loss), Net	2	2	1,266	(63)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	1,909
Realized Gains (Losses) on Sales of Investments, Net	(18)	(2)	(156)	(342)
Realized Gains (Losses) on Investments, Net	(18)	(2)	(156)	1,567
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(98)	(5)	(4,611)	(3,508)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(116)	(7)	(4,767)	(1,941)
Net Increase (Decrease) in Net Assets From Operations	$(114)	$(5)	$(3,501)	$(2,004)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2022
(In thousands)

	PIMCO VIT Total Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio	Templeton Global Bond VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$2,051	$—	$1	$—

Expenses:
Mortality and Expense Risk Charges	1,279	—	—	720
Investment Income (Loss), Net	772	—	1	(720)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	6	—
Realized Gains (Losses) on Sales of Investments, Net	(1,786)	—	—	(3,115)
Realized Gains (Losses) on Investments, Net	(1,786)	—	6	(3,115)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(12,957)	(1)	(9)	751
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(14,743)	(1)	(3)	(2,364)
Net Increase (Decrease) in Net Assets From Operations	$(13,971)	$(1)	$(2)	$(3,084)

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2022
(In thousands)

Total All Funds

Investment Income:
Dividends Reinvested in Fund Shares	$43,431

Expenses:
Mortality and Expense Risk Charges	28,592
Investment Income (Loss), Net	14,839
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	112,767
Realized Gains (Losses) on Sales of Investments, Net	(9,974)
Realized Gains (Losses) on Investments, Net	102,793
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(433,174)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(330,381)
Net Increase (Decrease) in Net Assets From Operations	$(315,542)

(A)	Fund terminated in 2022. See Footnote 1 for further details.

The following open/available funds had no activity for the year or period ended December 31, 2022 and therefore, were not listed in the Statements of Operations:

BlackRock Equity Dividend V.I. Fund
Delaware Ivy VIP Asset Strategy Portfolio
Delaware Ivy VIP Energy Portfolio
Delaware Ivy VIP Science and Technology Portfolio
Eaton Vance VT Floating-Rate Income Fund
Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund (A)
Invesco V.I. Balanced-Risk Allocation Fund
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
MFS VIT Utilities Portfolio
T. Rowe Price Health Sciences Portfolio

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	AZL Balanced Index Strategy Fund		AZL DFA Five-Year Global Fixed Income Fund
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$127	$7	$24	$(13)
Realized Gains (Losses) on Investments, Net	1,664	2,369	(21)	(4)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(6,554)	(80)	(87)	(10)
Net Increase (Decrease) in Net Assets From Operations	(4,763)	2,296	(84)	(27)
Contract Transactions-All Products
Purchase Payments	24	43	10	18
Transfers Between Funds or (to) from General Account	112	2,290	54	281
Surrenders and Terminations	(1,222)	(3,845)	(123)	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	1	—	—
Contract Maintenance Charge	(2)	(2)	—	—
Rider Charge	(299)	(290)	(13)	(9)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,387)	(1,803)	(72)	290
Increase (Decrease) in Net Assets	(6,150)	493	(156)	263
Net Assets at Beginning of Period	29,132	28,639	1,031	768
Net Assets at End of Period	$22,982	$29,132	$875	$1,031
Changes in Units
Issued	7	120	7	31
Redeemed	(85)	(211)	(15)	(1)
Net Increase (Decrease)	(78)	(91)	(8)	30

	AZL DFA Multi-Strategy Fund		AZL Enhanced Bond Index Fund
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(367)	$(89)	$—	$(37)
Realized Gains (Losses) on Investments, Net	6,490	5,865	(42)	161
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(16,808)	4,182	(703)	(297)
Net Increase (Decrease) in Net Assets From Operations	(10,685)	9,958	(745)	(173)
Contract Transactions-All Products
Purchase Payments	42	218	24	64
Transfers Between Funds or (to) from General Account	(1,549)	(3,922)	332	502
Surrenders and Terminations	(5,474)	(7,691)	(215)	(550)
Rescissions	—	(43)	—	—
Bonus (Recapture)	—	—	1	2
Contract Maintenance Charge	(6)	(6)	(1)	—
Rider Charge	(1,381)	(1,424)	(61)	(60)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(8,368)	(12,868)	80	(42)
Increase (Decrease) in Net Assets	(19,053)	(2,910)	(665)	(215)
Net Assets at Beginning of Period	85,039	87,949	4,927	5,142
Net Assets at End of Period	$65,986	$85,039	$4,262	$4,927
Changes in Units
Issued	2	10	33	46
Redeemed	(405)	(586)	(26)	(50)
Net Increase (Decrease)	(403)	(576)	7	(4)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1		AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$4	$4	$(867)	$(735)
Realized Gains (Losses) on Investments, Net	505	159	7,402	3,068
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,596)	178	(29,907)	6,271
Net Increase (Decrease) in Net Assets From Operations	(1,087)	341	(23,372)	8,604
Contract Transactions-All Products
Purchase Payments	1	123	306	209
Transfers Between Funds or (to) from General Account	(7)	6,954	341	125,218
Surrenders and Terminations	(698)	(248)	(10,359)	(7,535)
Rescissions	—	—	(1)	—
Bonus (Recapture)	—	—	3	—
Contract Maintenance Charge	(3)	(2)	(19)	(11)
Rider Charge	—	—	(2,023)	(1,322)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(707)	6,827	(11,752)	116,559
Increase (Decrease) in Net Assets	(1,794)	7,168	(35,124)	125,163
Net Assets at Beginning of Period	7,168	—	150,623	25,460
Net Assets at End of Period	$5,374	$7,168	$115,499	$150,623
Changes in Units
Issued	—	708	36	6,431
Redeemed	(75)	(33)	(679)	(446)
Net Increase (Decrease)	(75)	675	(643)	5,985

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1		AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$22	$25	$132	$174
Realized Gains (Losses) on Investments, Net	20	40	(31)	525
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(275)	(78)	(2,931)	(965)
Net Increase (Decrease) in Net Assets From Operations	(233)	(13)	(2,830)	(266)
Contract Transactions-All Products
Purchase Payments	—	—	17	214
Transfers Between Funds or (to) from General Account	(38)	(16)	895	2,610
Surrenders and Terminations	(68)	(74)	(2,500)	(2,332)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	1	13
Contract Maintenance Charge	(1)	(1)	(3)	(3)
Rider Charge	—	—	(177)	(182)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(107)	(91)	(1,767)	320
Increase (Decrease) in Net Assets	(340)	(104)	(4,597)	54
Net Assets at Beginning of Period	1,635	1,739	19,373	19,319
Net Assets at End of Period	$1,295	$1,635	$14,776	$19,373
Changes in Units
Issued	—	—	88	245
Redeemed	(10)	(8)	(260)	(217)
Net Increase (Decrease)	(10)	(8)	(172)	28
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	AZL Gateway Fund		AZL Government Money Market Fund
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(89)	$(77)	$11	$(375)
Realized Gains (Losses) on Investments, Net	229	287	—	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,240)	548	—	—
Net Increase (Decrease) in Net Assets From Operations	(1,100)	758	11	(375)
Contract Transactions-All Products
Purchase Payments	—	107	187,478	189,487
Transfers Between Funds or (to) from General Account	(94)	427	(167,729)	(171,520)
Surrenders and Terminations	(468)	(523)	(15,573)	(15,263)
Rescissions	—	—	(461)	(1,839)
Bonus (Recapture)	—	6	18	22
Contract Maintenance Charge	—	—	(7)	(7)
Rider Charge	(158)	(157)	(496)	(362)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(720)	(140)	3,230	518
Increase (Decrease) in Net Assets	(1,820)	618	3,241	143
Net Assets at Beginning of Period	8,354	7,736	46,026	45,883
Net Assets at End of Period	$6,534	$8,354	$49,267	$46,026
Changes in Units
Issued	—	40	14,316	14,494
Redeemed	(51)	(46)	(14,057)	(14,624)
Net Increase (Decrease)	(51)	(6)	259	(130)

	AZL International Index Fund Class 1		AZL International Index Fund Class 2
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$140	$54	$65	$(146)
Realized Gains (Losses) on Investments, Net	172	88	537	1,127
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,168)	334	(3,759)	652
Net Increase (Decrease) in Net Assets From Operations	(856)	476	(3,157)	1,633
Contract Transactions-All Products
Purchase Payments	—	—	42	105
Transfers Between Funds or (to) from General Account	3	13	(609)	(1,127)
Surrenders and Terminations	(259)	(391)	(2,309)	(2,653)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	5
Contract Maintenance Charge	(2)	(2)	(2)	(2)
Rider Charge	—	—	(37)	(56)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(258)	(380)	(2,915)	(3,728)
Increase (Decrease) in Net Assets	(1,114)	96	(6,072)	(2,095)
Net Assets at Beginning of Period	5,506	5,410	19,119	21,214
Net Assets at End of Period	$4,392	$5,506	$13,047	$19,119
Changes in Units
Issued	—	1	2	7
Redeemed	(21)	(28)	(234)	(264)
Net Increase (Decrease)	(21)	(27)	(232)	(257)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	AZL MetWest Total Return Bond Fund		AZL Mid Cap Index Fund Class 1
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(9)	$(1)	$42	$32
Realized Gains (Losses) on Investments, Net	(60)	155	1,306	336
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(402)	(238)	(1,743)	178
Net Increase (Decrease) in Net Assets From Operations	(471)	(84)	(395)	546
Contract Transactions-All Products
Purchase Payments	16	1	—	—
Transfers Between Funds or (to) from General Account	200	195	—	(19)
Surrenders and Terminations	(202)	(139)	(281)	(299)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(1)	(1)
Rider Charge	(41)	(40)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(27)	17	(282)	(319)
Increase (Decrease) in Net Assets	(498)	(67)	(677)	227
Net Assets at Beginning of Period	2,948	3,015	2,804	2,577
Net Assets at End of Period	$2,450	$2,948	$2,127	$2,804
Changes in Units
Issued	23	17	—	—
Redeemed	(25)	(16)	(17)	(18)
Net Increase (Decrease)	(2)	1	(17)	(18)

	AZL Mid Cap Index Fund Class 2		AZL Moderate Index Strategy Fund
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(259)	$(333)	$458	$(699)
Realized Gains (Losses) on Investments, Net	4,025	3,140	5,124	2,079
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(7,228)	2,042	(25,355)	5,733
Net Increase (Decrease) in Net Assets From Operations	(3,462)	4,849	(19,773)	7,113
Contract Transactions-All Products
Purchase Payments	94	192	113	113
Transfers Between Funds or (to) from General Account	(1,855)	(3,636)	(748)	87,961
Surrenders and Terminations	(2,085)	(3,096)	(8,196)	(7,285)
Rescissions	—	—	(30)	(22)
Bonus (Recapture)	3	11	—	2
Contract Maintenance Charge	(2)	(2)	(12)	(7)
Rider Charge	(63)	(95)	(1,847)	(1,271)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(3,908)	(6,626)	(10,720)	79,491
Increase (Decrease) in Net Assets	(7,370)	(1,777)	(30,493)	86,604
Net Assets at Beginning of Period	23,389	25,166	121,206	34,602
Net Assets at End of Period	$16,019	$23,389	$90,713	$121,206
Changes in Units
Issued	3	7	5	3,470
Redeemed	(144)	(227)	(461)	(326)
Net Increase (Decrease)	(141)	(220)	(456)	3,144
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	AZL MSCI Emerging Markets Equity Index Class 1		AZL MSCI Emerging Markets Equity Index Class 2
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$1	$(38)	$(52)
Realized Gains (Losses) on Investments, Net	19	27	(11)	199
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(145)	(60)	(861)	(400)
Net Increase (Decrease) in Net Assets From Operations	(125)	(32)	(910)	(253)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	137	234
Surrenders and Terminations	(57)	(35)	(343)	(424)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	(3)	(4)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(57)	(35)	(209)	(194)
Increase (Decrease) in Net Assets	(182)	(67)	(1,119)	(447)
Net Assets at Beginning of Period	593	660	4,060	4,507
Net Assets at End of Period	$411	$593	$2,941	$4,060
Changes in Units
Issued	—	—	16	21
Redeemed	(5)	(2)	(36)	(33)
Net Increase (Decrease)	(5)	(2)	(20)	(12)

	AZL MSCI Global Equity Index Fund Class 1		AZL MSCI Global Equity Index Fund Class 2
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$8	$11	$(51)	$(27)
Realized Gains (Losses) on Investments, Net	187	105	190	217
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(695)	115	(1,294)	362
Net Increase (Decrease) in Net Assets From Operations	(500)	231	(1,155)	552
Contract Transactions-All Products
Purchase Payments	—	14	48	53
Transfers Between Funds or (to) from General Account	—	2,547	(226)	5,866
Surrenders and Terminations	(306)	(101)	(699)	(685)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	2	2
Contract Maintenance Charge	(1)	(1)	(1)	(1)
Rider Charge	—	—	(12)	(10)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(307)	2,459	(888)	5,225
Increase (Decrease) in Net Assets	(807)	2,690	(2,043)	5,777
Net Assets at Beginning of Period	2,690	—	6,101	324
Net Assets at End of Period	$1,883	$2,690	$4,058	$6,101
Changes in Units
Issued	—	256	3	290
Redeemed	(32)	(10)	(49)	(32)
Net Increase (Decrease)	(32)	246	(46)	258
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	AZL MVP Balanced Index Strategy Fund		AZL MVP DFA Multi-Strategy Fund
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$278	$151	$(48)	$(25)
Realized Gains (Losses) on Investments, Net	2,162	3,087	571	855
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(9,146)	288	(1,828)	323
Net Increase (Decrease) in Net Assets From Operations	(6,706)	3,526	(1,305)	1,153
Contract Transactions-All Products
Purchase Payments	489	1,102	65	246
Transfers Between Funds or (to) from General Account	(1,261)	645	(187)	(57)
Surrenders and Terminations	(2,902)	(3,843)	(447)	(711)
Rescissions	(1)	—	—	—
Bonus (Recapture)	—	3	2	11
Contract Maintenance Charge	(6)	(5)	(1)	(1)
Rider Charge	(579)	(595)	(148)	(146)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(4,260)	(2,693)	(716)	(658)
Increase (Decrease) in Net Assets	(10,966)	833	(2,021)	495
Net Assets at Beginning of Period	43,028	42,195	10,052	9,557
Net Assets at End of Period	$32,062	$43,028	$8,031	$10,052
Changes in Units
Issued	30	103	5	21
Redeemed	(312)	(264)	(65)	(68)
Net Increase (Decrease)	(282)	(161)	(60)	(47)

	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund		AZL MVP Fusion Balanced Fund
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(225)	$324	$489	$356
Realized Gains (Losses) on Investments, Net	1,167	2,015	1,577	143
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(5,603)	694	(13,328)	4,858
Net Increase (Decrease) in Net Assets From Operations	(4,661)	3,033	(11,262)	5,357
Contract Transactions-All Products
Purchase Payments	77	256	289	424
Transfers Between Funds or (to) from General Account	(440)	(888)	(399)	(233)
Surrenders and Terminations	(2,313)	(3,047)	(4,409)	(9,586)
Rescissions	—	—	(2)	—
Bonus (Recapture)	2	8	—	—
Contract Maintenance Charge	(5)	(5)	(11)	(11)
Rider Charge	(418)	(446)	(1,015)	(1,067)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(3,097)	(4,122)	(5,547)	(10,473)
Increase (Decrease) in Net Assets	(7,758)	(1,089)	(16,809)	(5,116)
Net Assets at Beginning of Period	32,008	33,097	71,037	76,153
Net Assets at End of Period	$24,250	$32,008	$54,228	$71,037
Changes in Units
Issued	6	19	18	23
Redeemed	(225)	(285)	(363)	(623)
Net Increase (Decrease)	(219)	(266)	(345)	(600)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	AZL MVP Fusion Conservative Fund		AZL MVP Fusion Moderate Fund
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$175	$170	$1,059	$830
Realized Gains (Losses) on Investments, Net	212	219	5,329	995
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(3,276)	533	(37,233)	16,051
Net Increase (Decrease) in Net Assets From Operations	(2,889)	922	(30,845)	17,876
Contract Transactions-All Products
Purchase Payments	62	162	414	569
Transfers Between Funds or (to) from General Account	(1,742)	1,260	(1,111)	(7,098)
Surrenders and Terminations	(2,675)	(2,471)	(13,411)	(22,895)
Rescissions	—	—	(19)	(20)
Bonus (Recapture)	1	1	5	7
Contract Maintenance Charge	(2)	(2)	(23)	(23)
Rider Charge	(260)	(314)	(2,782)	(2,960)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(4,616)	(1,364)	(16,927)	(32,420)
Increase (Decrease) in Net Assets	(7,505)	(442)	(47,772)	(14,544)
Net Assets at Beginning of Period	21,456	21,898	189,503	204,047
Net Assets at End of Period	$13,951	$21,456	$141,731	$189,503
Changes in Units
Issued	5	87	25	32
Redeemed	(308)	(173)	(1,055)	(1,815)
Net Increase (Decrease)	(303)	(86)	(1,030)	(1,783)

	AZL MVP Global Balanced Index Strategy Fund		AZL MVP Growth Index Strategy Fund
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$982	$(26)	$569	$616
Realized Gains (Losses) on Investments, Net	2,743	6,001	25,997	31,748
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(18,215)	(459)	(83,297)	13,971
Net Increase (Decrease) in Net Assets From Operations	(14,490)	5,516	(56,731)	46,335
Contract Transactions-All Products
Purchase Payments	138	333	1,925	3,701
Transfers Between Funds or (to) from General Account	587	1,471	(1,132)	1,068
Surrenders and Terminations	(5,808)	(8,839)	(16,915)	(20,874)
Rescissions	(6)	—	(39)	—
Bonus (Recapture)	1	—	2	5
Contract Maintenance Charge	(12)	(12)	(30)	(29)
Rider Charge	(1,188)	(1,238)	(4,600)	(4,534)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(6,288)	(8,285)	(20,789)	(20,663)
Increase (Decrease) in Net Assets	(20,778)	(2,769)	(77,520)	25,672
Net Assets at Beginning of Period	85,510	88,279	350,178	324,506
Net Assets at End of Period	$64,732	$85,510	$272,658	$350,178
Changes in Units
Issued	54	121	104	239
Redeemed	(519)	(667)	(1,274)	(1,304)
Net Increase (Decrease)	(465)	(546)	(1,170)	(1,065)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	AZL MVP Moderate Index Strategy Fund		AZL MVP T. Rowe Price Capital Appreciation Plus Fund
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$244	$174	$9,881	$3,833
Realized Gains (Losses) on Investments, Net	4,542	5,894	10,368	13,217
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(15,511)	712	(49,351)	10,337
Net Increase (Decrease) in Net Assets From Operations	(10,725)	6,780	(29,102)	27,387
Contract Transactions-All Products
Purchase Payments	87	199	1,284	2,536
Transfers Between Funds or (to) from General Account	829	(2,046)	(568)	4,637
Surrenders and Terminations	(3,787)	(4,951)	(10,469)	(15,336)
Rescissions	(1)	—	(3)	—
Bonus (Recapture)	1	1	11	15
Contract Maintenance Charge	(8)	(7)	(17)	(17)
Rider Charge	(891)	(914)	(2,789)	(2,720)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(3,770)	(7,718)	(12,551)	(10,885)
Increase (Decrease) in Net Assets	(14,495)	(938)	(41,653)	16,502
Net Assets at Beginning of Period	65,293	66,231	197,069	180,567
Net Assets at End of Period	$50,798	$65,293	$155,416	$197,069
Changes in Units
Issued	52	11	77	425
Redeemed	(273)	(425)	(826)	(1,010)
Net Increase (Decrease)	(221)	(414)	(749)	(585)

	AZL Russell 1000 Growth Index Fund Class 1		AZL Russell 1000 Growth Index Fund Class 2
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(30)	$(33)	$(414)	$(504)
Realized Gains (Losses) on Investments, Net	1,097	889	4,302	6,095
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(2,542)	194	(12,136)	510
Net Increase (Decrease) in Net Assets From Operations	(1,475)	1,050	(8,248)	6,101
Contract Transactions-All Products
Purchase Payments	—	—	124	206
Transfers Between Funds or (to) from General Account	5	(26)	(754)	(2,582)
Surrenders and Terminations	(498)	(229)	(2,419)	(3,828)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	3	12
Contract Maintenance Charge	(1)	(1)	(2)	(3)
Rider Charge	—	—	(64)	(96)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(494)	(256)	(3,112)	(6,291)
Increase (Decrease) in Net Assets	(1,969)	794	(11,360)	(190)
Net Assets at Beginning of Period	5,082	4,288	27,769	27,959
Net Assets at End of Period	$3,113	$5,082	$16,409	$27,769
Changes in Units
Issued	—	—	2	5
Redeemed	(20)	(11)	(79)	(144)
Net Increase (Decrease)	(20)	(11)	(77)	(139)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1		AZL Russell 1000 Value Index Fund Class 2
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$106	$98	$(186)	$(127)
Realized Gains (Losses) on Investments, Net	1,967	130	2,160	757
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(3,630)	2,684	(4,432)	3,238
Net Increase (Decrease) in Net Assets From Operations	(1,557)	2,912	(2,458)	3,868
Contract Transactions-All Products
Purchase Payments	—	24	22	126
Transfers Between Funds or (to) from General Account	(11)	3,065	(1,956)	8,925
Surrenders and Terminations	(1,354)	(971)	(2,467)	(3,009)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	7
Contract Maintenance Charge	(5)	(4)	(3)	(2)
Rider Charge	—	—	(65)	(74)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,370)	2,114	(4,469)	5,973
Increase (Decrease) in Net Assets	(2,927)	5,026	(6,927)	9,841
Net Assets at Beginning of Period	16,976	11,950	25,384	15,543
Net Assets at End of Period	$14,049	$16,976	$18,457	$25,384
Changes in Units
Issued	—	202	1	397
Redeemed	(90)	(59)	(186)	(128)
Net Increase (Decrease)	(90)	143	(185)	269

	AZL S&P 500 Index Fund		AZL Small Cap Stock Index Fund Class 1
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(370)	$(477)	$(1)	$(4)
Realized Gains (Losses) on Investments, Net	6,325	7,180	144	40
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(14,551)	3,625	(279)	125
Net Increase (Decrease) in Net Assets From Operations	(8,596)	10,328	(136)	161
Contract Transactions-All Products
Purchase Payments	183	69	—	—
Transfers Between Funds or (to) from General Account	(1,771)	(6,062)	(1)	(52)
Surrenders and Terminations	(3,597)	(5,448)	(36)	(16)
Rescissions	(1)	—	—	—
Bonus (Recapture)	—	2	—	—
Contract Maintenance Charge	(5)	(5)	—	—
Rider Charge	(118)	(161)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(5,309)	(11,605)	(37)	(68)
Increase (Decrease) in Net Assets	(13,905)	(1,277)	(173)	93
Net Assets at Beginning of Period	44,338	45,615	767	674
Net Assets at End of Period	$30,433	$44,338	$594	$767
Changes in Units
Issued	3	3	—	—
Redeemed	(207)	(428)	(3)	(3)
Net Increase (Decrease)	(204)	(425)	(3)	(3)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	AZL Small Cap Stock Index Fund Class 2		AZL T. Rowe Price Capital Appreciation Fund
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(204)	$(276)	$(299)	$(281)
Realized Gains (Losses) on Investments, Net	2,331	1,361	3,032	4,158
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(5,088)	2,420	(6,083)	(251)
Net Increase (Decrease) in Net Assets From Operations	(2,961)	3,505	(3,350)	3,626
Contract Transactions-All Products
Purchase Payments	75	146	2	33
Transfers Between Funds or (to) from General Account	(198)	(1,046)	(1,197)	280
Surrenders and Terminations	(1,112)	(1,992)	(3,367)	(2,781)
Rescissions	—	—	—	—
Bonus (Recapture)	1	8	—	2
Contract Maintenance Charge	(1)	(1)	(2)	(2)
Rider Charge	(14)	(18)	(31)	(42)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,249)	(2,903)	(4,595)	(2,510)
Increase (Decrease) in Net Assets	(4,210)	602	(7,945)	1,116
Net Assets at Beginning of Period	16,461	15,859	24,966	23,850
Net Assets at End of Period	$12,251	$16,461	$17,021	$24,966
Changes in Units
Issued	2	5	—	18
Redeemed	(54)	(118)	(166)	(98)
Net Increase (Decrease)	(52)	(113)	(166)	(80)

	BlackRock Global Allocation V.I. Fund		ClearBridge Variable Aggressive Growth Portfolio
	2022	2021 (B)	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$(585)	$—	$—
Realized Gains (Losses) on Investments, Net	—	13,287	—	13
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	(9,492)	(10)	(7)
Net Increase (Decrease) in Net Assets From Operations	—	3,210	(10)	6
Contract Transactions-All Products
Purchase Payments	—	34	—	—
Transfers Between Funds or (to) from General Account	—	(76,403)	—	—
Surrenders and Terminations	—	(2,856)	(5)	(26)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	(4)	—	—
Rider Charge	—	(589)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	(79,818)	(5)	(26)
Increase (Decrease) in Net Assets	—	(76,608)	(15)	(20)
Net Assets at Beginning of Period	—	76,608	37	57
Net Assets at End of Period	$—	$—	$22	$37
Changes in Units
Issued	—	2	—	—
Redeemed	—	(4,681)	—	(1)
Net Increase (Decrease)	—	(4,679)	—	(1)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	Columbia Variable Portfolio – Seligman Global Technology Fund		Davis VA Financial Portfolio
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(1)	$(1)	$(5)	$(10)
Realized Gains (Losses) on Investments, Net	10	5	32	100
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(28)	11	(139)	152
Net Increase (Decrease) in Net Assets From Operations	(19)	15	(112)	242
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	(35)	(53)
Surrenders and Terminations	—	—	(53)	(47)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	—	(88)	(100)
Increase (Decrease) in Net Assets	(19)	15	(200)	142
Net Assets at Beginning of Period	57	42	1,048	906
Net Assets at End of Period	$38	$57	$848	$1,048
Changes in Units
Issued	—	—	—	—
Redeemed	—	—	(5)	(4)
Net Increase (Decrease)	—	—	(5)	(4)

	Delaware Ivy VIP Growth Portfolio		Delaware Ivy VIP Mid Cap Growth Portfolio
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$—	$—
Realized Gains (Losses) on Investments, Net	(7)	—	(4)	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(2)	2	—	—
Net Increase (Decrease) in Net Assets From Operations	(9)	2	(4)	—
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	31	9	13
Surrenders and Terminations	(24)	—	(10)	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(24)	31	(1)	13
Increase (Decrease) in Net Assets	(33)	33	(5)	13
Net Assets at Beginning of Period	33	—	13	—
Net Assets at End of Period	$—	$33	$8	$13
Changes in Units
Issued	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)	—	—	—	—
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	Delaware Ivy VIP Natural Resources Portfolio		Fidelity VIP Emerging Markets Portfolio
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$—	$—
Realized Gains (Losses) on Investments, Net	—	—	(1)	4
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2	2	(4)	(4)
Net Increase (Decrease) in Net Assets From Operations	2	2	(5)	—
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	1	—	—
Surrenders and Terminations	(1)	—	(16)	(2)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1)	1	(16)	(2)
Increase (Decrease) in Net Assets	1	3	(21)	(2)
Net Assets at Beginning of Period	12	9	21	23
Net Assets at End of Period	$13	$12	$—	$21
Changes in Units
Issued	—	—	—	—
Redeemed	—	—	(1)	—
Net Increase (Decrease)	—	—	(1)	—

	Fidelity VIP FundsManager 50% Portfolio		Fidelity VIP FundsManager 60% Portfolio
	2022	2021 (B)	2022	2021 (B)
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$(8)	$—	$(41)
Realized Gains (Losses) on Investments, Net	—	365	—	1,131
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	(288)	—	(604)
Net Increase (Decrease) in Net Assets From Operations	—	69	—	486
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	(1,762)	—	(9,108)
Surrenders and Terminations	—	(53)	—	(681)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	(13)	—	(64)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	(1,828)	—	(9,853)
Increase (Decrease) in Net Assets	—	(1,759)	—	(9,367)
Net Assets at Beginning of Period	—	1,759	—	9,367
Net Assets at End of Period	$—	$—	$—	$—
Changes in Units
Issued	—	—	—	—
Redeemed	—	(96)	—	(512)
Net Increase (Decrease)	—	(96)	—	(512)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	Fidelity VIP Mid Cap Portfolio		Fidelity VIP Strategic Income Portfolio
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$2	$3
Realized Gains (Losses) on Investments, Net	1	16	(6)	2
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(9)	(1)	(9)	(2)
Net Increase (Decrease) in Net Assets From Operations	(8)	15	(13)	3
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	—	51
Surrenders and Terminations	(15)	(28)	(47)	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(15)	(28)	(47)	51
Increase (Decrease) in Net Assets	(23)	(13)	(60)	54
Net Assets at Beginning of Period	50	63	116	62
Net Assets at End of Period	$27	$50	$56	$116
Changes in Units
Issued	—	—	—	2
Redeemed	(1)	—	(2)	—
Net Increase (Decrease)	(1)	—	(2)	2

	Franklin Allocation VIP Fund		Franklin Income VIP Fund
	2022	2021 (B)	2022	2021 (B)
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$23	$—	$4,417
Realized Gains (Losses) on Investments, Net	—	(665)	—	4,449
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	872	—	693
Net Increase (Decrease) in Net Assets From Operations	—	230	—	9,559
Contract Transactions-All Products
Purchase Payments	—	—	—	104
Transfers Between Funds or (to) from General Account	—	(5,146)	—	(116,830)
Surrenders and Terminations	—	(691)	—	(5,207)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	1
Contract Maintenance Charge	—	—	—	(8)
Rider Charge	—	(1)	—	(612)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	(5,838)	—	(122,552)
Increase (Decrease) in Net Assets	—	(5,608)	—	(112,993)
Net Assets at Beginning of Period	—	5,608	—	112,993
Net Assets at End of Period	$—	$—	$—	$—
Changes in Units
Issued	—	—	—	1
Redeemed	—	(442)	—	(1,558)
Net Increase (Decrease)	—	(442)	—	(1,557)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	Franklin Mutual Shares VIP Fund		Franklin Rising Dividends VIP Fund
	2022	2021 (B)	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$(126)	$(105)	$(120)
Realized Gains (Losses) on Investments, Net	—	1,153	2,640	1,194
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	786	(4,852)	2,960
Net Increase (Decrease) in Net Assets From Operations	—	1,813	(2,317)	4,034
Contract Transactions-All Products
Purchase Payments	—	—	1	—
Transfers Between Funds or (to) from General Account	—	(14,515)	(253)	(60)
Surrenders and Terminations	—	(926)	(1,604)	(1,339)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	(1)	(4)	(4)
Rider Charge	—	(18)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	(15,460)	(1,860)	(1,403)
Increase (Decrease) in Net Assets	—	(13,647)	(4,177)	2,631
Net Assets at Beginning of Period	—	13,647	19,533	16,902
Net Assets at End of Period	$—	$—	$15,356	$19,533
Changes in Units
Issued	—	—	—	—
Redeemed	—	(444)	(16)	(13)
Net Increase (Decrease)	—	(444)	(16)	(13)

	Franklin U.S. Government Securities VIP Fund		Invesco Oppenheimer V.I. International Growth Fund
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$128	$171	$—	$—
Realized Gains (Losses) on Investments, Net	(605)	(245)	(6)	2
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,656)	(694)	(1)	(2)
Net Increase (Decrease) in Net Assets From Operations	(2,133)	(768)	(7)	—
Contract Transactions-All Products
Purchase Payments	4	4	—	—
Transfers Between Funds or (to) from General Account	107	1,070	—	21
Surrenders and Terminations	(2,743)	(3,153)	(16)	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(4)	(4)	—	—
Rider Charge	(181)	(196)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,817)	(2,279)	(16)	21
Increase (Decrease) in Net Assets	(4,950)	(3,047)	(23)	21
Net Assets at Beginning of Period	20,405	23,452	27	6
Net Assets at End of Period	$15,455	$20,405	$4	$27
Changes in Units
Issued	5	39	—	1
Redeemed	(114)	(124)	(1)	—
Net Increase (Decrease)	(109)	(85)	(1)	1
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	Invesco V.I. American Value Fund		Invesco V.I. Global Strategic Income Fund
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$(2)	$3
Realized Gains (Losses) on Investments, Net	2	—	(3)	(1)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(4)	4	(11)	(9)
Net Increase (Decrease) in Net Assets From Operations	(2)	4	(16)	(7)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	11	14	—	—
Surrenders and Terminations	(20)	—	(8)	(8)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(9)	14	(8)	(8)
Increase (Decrease) in Net Assets	(11)	18	(24)	(15)
Net Assets at Beginning of Period	33	15	126	141
Net Assets at End of Period	$22	$33	$102	$126
Changes in Units
Issued	—	1	—	—
Redeemed	(1)	—	(1)	—
Net Increase (Decrease)	(1)	1	(1)	—

	JPMorgan Insurance Trust Core Bond Portfolio		MFS International Intrinsic Value Portfolio
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$5	$6	$—	$—
Realized Gains (Losses) on Investments, Net	(35)	43	—	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(285)	(128)	(10)	2
Net Increase (Decrease) in Net Assets From Operations	(315)	(79)	(10)	2
Contract Transactions-All Products
Purchase Payments	10	198	—	—
Transfers Between Funds or (to) from General Account	169	202	22	22
Surrenders and Terminations	(288)	(662)	(17)	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	2	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	(29)	(32)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(138)	(292)	5	22
Increase (Decrease) in Net Assets	(453)	(371)	(5)	24
Net Assets at Beginning of Period	2,322	2,693	38	14
Net Assets at End of Period	$1,869	$2,322	$33	$38
Changes in Units
Issued	14	27	1	—
Redeemed	(26)	(45)	—	—
Net Increase (Decrease)	(12)	(18)	1	—
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	MFS VIT Total Return Bond Portfolio		MFS VIT Utilities Portfolio
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$56	$65	$—	$—
Realized Gains (Losses) on Investments, Net	(32)	47	—	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,009)	(281)	—	1
Net Increase (Decrease) in Net Assets From Operations	(985)	(169)	—	1
Contract Transactions-All Products
Purchase Payments	16	78	—	—
Transfers Between Funds or (to) from General Account	284	55	—	—
Surrenders and Terminations	(532)	(501)	—	—
Rescissions	—	—	—	—
Bonus (Recapture)	1	4	—	—
Contract Maintenance Charge	(1)	(1)	—	—
Rider Charge	(72)	(72)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(304)	(437)	—	—
Increase (Decrease) in Net Assets	(1,289)	(606)	—	1
Net Assets at Beginning of Period	6,528	7,134	7	6
Net Assets at End of Period	$5,239	$6,528	$7	$7
Changes in Units
Issued	18	10	—	—
Redeemed	(35)	(30)	—	—
Net Increase (Decrease)	(17)	(20)	—	—

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)		PIMCO VIT All Asset Portfolio
	2022	2021 (B)	2022	2021 (B)
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$93	$—	$1,245
Realized Gains (Losses) on Investments, Net	—	(255)	—	2,196
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	74	—	(924)
Net Increase (Decrease) in Net Assets From Operations	—	(88)	—	2,517
Contract Transactions-All Products
Purchase Payments	—	3	(3)	71
Transfers Between Funds or (to) from General Account	—	(2,589)	3	(24,623)
Surrenders and Terminations	—	(839)	—	(1,076)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	1
Contract Maintenance Charge	—	—	—	(2)
Rider Charge	—	(12)	—	(163)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	(3,437)	—	(25,792)
Increase (Decrease) in Net Assets	—	(3,525)	—	(23,275)
Net Assets at Beginning of Period	—	3,525	—	23,275
Net Assets at End of Period	$—	$—	$—	$—
Changes in Units
Issued	—	—	—	3
Redeemed	—	(263)	—	(1,224)
Net Increase (Decrease)	—	(263)	—	(1,221)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	PIMCO VIT Balanced Allocation Portfolio		PIMCO VIT CommodityRealReturn Strategy Portfolio
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(129)	$(291)	$322	$32
Realized Gains (Losses) on Investments, Net	1,845	1,279	(4)	(168)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(6,153)	698	(148)	599
Net Increase (Decrease) in Net Assets From Operations	(4,437)	1,686	170	463
Contract Transactions-All Products
Purchase Payments	27	144	—	11
Transfers Between Funds or (to) from General Account	217	13,881	(304)	(208)
Surrenders and Terminations	(1,468)	(1,673)	(131)	(230)
Rescissions	(1)	—	—	—
Bonus (Recapture)	—	—	—	1
Contract Maintenance Charge	(3)	(3)	—	—
Rider Charge	(415)	(300)	(2)	(3)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,643)	12,049	(437)	(429)
Increase (Decrease) in Net Assets	(6,080)	13,735	(267)	34
Net Assets at Beginning of Period	26,023	12,288	1,740	1,706
Net Assets at End of Period	$19,943	$26,023	$1,473	$1,740
Changes in Units
Issued	21	1,040	—	2
Redeemed	(154)	(145)	(53)	(71)
Net Increase (Decrease)	(133)	895	(53)	(69)

	PIMCO VIT Dynamic Bond Portfolio		PIMCO VIT Emerging Markets Bond Portfolio
	2022	2021 (B)	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$21	$170	$193
Realized Gains (Losses) on Investments, Net	—	442	(133)	(45)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	(414)	(1,129)	(469)
Net Increase (Decrease) in Net Assets From Operations	—	49	(1,092)	(321)
Contract Transactions-All Products
Purchase Payments	—	1	—	—
Transfers Between Funds or (to) from General Account	—	(15,415)	248	699
Surrenders and Terminations	—	(1,255)	(409)	(1,777)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	(1)	(1)	(1)
Rider Charge	—	(91)	(76)	(83)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	(16,761)	(238)	(1,162)
Increase (Decrease) in Net Assets	—	(16,712)	(1,330)	(1,483)
Net Assets at Beginning of Period	—	16,712	6,441	7,924
Net Assets at End of Period	$—	$—	$5,111	$6,441
Changes in Units
Issued	—	—	14	34
Redeemed	—	(1,487)	(29)	(93)
Net Increase (Decrease)	—	(1,487)	(15)	(59)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	PIMCO VIT Global Core Bond (Hedged) Portfolio		PIMCO VIT Global Managed Asset Allocation Portfolio
	2022	2021	2022	2021 (B)
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(4)	$57	$—	$187
Realized Gains (Losses) on Investments, Net	(123)	89	—	1,724
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,330)	(476)	—	(1,193)
Net Increase (Decrease) in Net Assets From Operations	(1,457)	(330)	—	718
Contract Transactions-All Products
Purchase Payments	5	63	—	6
Transfers Between Funds or (to) from General Account	564	4,752	—	(14,658)
Surrenders and Terminations	(1,704)	(1,648)	—	(454)
Rescissions	(1)	—	—	—
Bonus (Recapture)	—	4	—	—
Contract Maintenance Charge	(2)	(2)	—	(1)
Rider Charge	(130)	(128)	—	(128)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,268)	3,041	—	(15,235)
Increase (Decrease) in Net Assets	(2,725)	2,711	—	(14,517)
Net Assets at Beginning of Period	11,860	9,149	—	14,517
Net Assets at End of Period	$9,135	$11,860	$—	$—
Changes in Units
Issued	61	466	—	—
Redeemed	(192)	(167)	—	(984)
Net Increase (Decrease)	(131)	299	—	(984)

	PIMCO VIT High Yield Portfolio		PIMCO VIT Long-Term U.S. Government Portfolio
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,782	$1,825	$2	$1
Realized Gains (Losses) on Investments, Net	(1,005)	290	(18)	50
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(7,669)	(861)	(98)	(95)
Net Increase (Decrease) in Net Assets From Operations	(6,892)	1,254	(114)	(44)
Contract Transactions-All Products
Purchase Payments	17	23	—	21
Transfers Between Funds or (to) from General Account	2,393	4,538	14	(125)
Surrenders and Terminations	(7,791)	(12,802)	(16)	(67)
Rescissions	(1)	—	—	—
Bonus (Recapture)	1	—	—	1
Contract Maintenance Charge	(9)	(9)	—	—
Rider Charge	(676)	(720)	(1)	(2)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(6,066)	(8,970)	(3)	(172)
Increase (Decrease) in Net Assets	(12,958)	(7,716)	(117)	(216)
Net Assets at Beginning of Period	60,731	68,447	374	590
Net Assets at End of Period	$47,773	$60,731	$257	$374
Changes in Units
Issued	103	179	—	1
Redeemed	(356)	(537)	—	(7)
Net Increase (Decrease)	(253)	(358)	—	(6)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	PIMCO VIT Low Duration Portfolio		PIMCO VIT Real Return Portfolio
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2	$1	$1,266	$931
Realized Gains (Losses) on Investments, Net	(2)	—	(156)	288
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(5)	(1)	(4,611)	(156)
Net Increase (Decrease) in Net Assets From Operations	(5)	—	(3,501)	1,063
Contract Transactions-All Products
Purchase Payments	—	—	40	40
Transfers Between Funds or (to) from General Account	83	—	894	933
Surrenders and Terminations	—	(21)	(2,384)	(3,675)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	1	1
Contract Maintenance Charge	—	—	(4)	(4)
Rider Charge	—	—	(322)	(334)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	83	(21)	(1,775)	(3,039)
Increase (Decrease) in Net Assets	78	(21)	(5,276)	(1,976)
Net Assets at Beginning of Period	84	105	27,530	29,506
Net Assets at End of Period	$162	$84	$22,254	$27,530
Changes in Units
Issued	5	—	63	58
Redeemed	—	(1)	(170)	(233)
Net Increase (Decrease)	5	(1)	(107)	(175)

	PIMCO VIT StocksPLUS Global Portfolio		PIMCO VIT Total Return Portfolio
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(63)	$(184)	$772	$169
Realized Gains (Losses) on Investments, Net	1,567	1,039	(1,786)	3,360
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(3,508)	698	(12,957)	(6,009)
Net Increase (Decrease) in Net Assets From Operations	(2,004)	1,553	(13,971)	(2,480)
Contract Transactions-All Products
Purchase Payments	1	54	69	573
Transfers Between Funds or (to) from General Account	62	(369)	4,157	25,511
Surrenders and Terminations	(829)	(826)	(9,237)	(11,995)
Rescissions	—	—	(4)	—
Bonus (Recapture)	—	3	2	13
Contract Maintenance Charge	(1)	(1)	(14)	(12)
Rider Charge	(4)	(5)	(1,090)	(1,046)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(771)	(1,144)	(6,117)	13,044
Increase (Decrease) in Net Assets	(2,775)	409	(20,088)	10,564
Net Assets at Beginning of Period	10,011	9,602	92,360	81,796
Net Assets at End of Period	$7,236	$10,011	$72,272	$92,360
Changes in Units
Issued	4	3	228	1,182
Redeemed	(52)	(65)	(530)	(602)
Net Increase (Decrease)	(48)	(62)	(302)	580
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Income Portfolio
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$1	$1
Realized Gains (Losses) on Investments, Net	—	52	6	5
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1)	(39)	(9)	8
Net Increase (Decrease) in Net Assets From Operations	(1)	13	(2)	14
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	7	—	43	—
Surrenders and Terminations	—	(84)	—	(1)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	7	(84)	43	(1)
Increase (Decrease) in Net Assets	6	(71)	41	13
Net Assets at Beginning of Period	—	71	65	52
Net Assets at End of Period	$6	$—	$106	$65
Changes in Units
Issued	—	—	1	—
Redeemed	—	(1)	—	—
Net Increase (Decrease)	—	(1)	1	—

	T. Rowe Price Health Sciences Portfolio		Templeton Global Bond VIP Fund
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$(720)	$(882)
Realized Gains (Losses) on Investments, Net	—	8	(3,115)	(2,333)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	(6)	751	(524)
Net Increase (Decrease) in Net Assets From Operations	—	2	(3,084)	(3,739)
Contract Transactions-All Products
Purchase Payments	—	—	49	16
Transfers Between Funds or (to) from General Account	—	—	367	7,794
Surrenders and Terminations	—	(18)	(6,820)	(9,668)
Rescissions	—	—	(1)	—
Bonus (Recapture)	—	—	1	—
Contract Maintenance Charge	—	—	(10)	(10)
Rider Charge	—	—	(614)	(652)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	(18)	(7,028)	(2,520)
Increase (Decrease) in Net Assets	—	(16)	(10,112)	(6,259)
Net Assets at Beginning of Period	—	16	51,973	58,232
Net Assets at End of Period	$—	$—	$41,861	$51,973
Changes in Units
Issued	—	—	14	192
Redeemed	—	—	(192)	(249)
Net Increase (Decrease)	—	—	(178)	(57)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2022 and 2021
(In thousands)

	Templeton Growth VIP Fund		Total All Funds
	2022	2021 (B)	2022	2021
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$21	$14,839	$9,740
Realized Gains (Losses) on Investments, Net	—	(239)	102,793	133,409
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	660	(433,174)	63,863
Net Increase (Decrease) in Net Assets From Operations	—	442	(315,542)	207,012
Contract Transactions-All Products
Purchase Payments	—	—	193,687	202,537
Transfers Between Funds or (to) from General Account	—	(8,782)	(173,026)	(174,939)
Surrenders and Terminations	—	(617)	(165,611)	(228,902)
Rescissions	—	—	(572)	(1,924)
Bonus (Recapture)	—	—	63	177
Contract Maintenance Charge	—	(1)	(250)	(247)
Rider Charge	—	(10)	(25,185)	(25,881)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	(9,410)	(170,894)	(229,179)
Increase (Decrease) in Net Assets	—	(8,968)	(486,436)	(22,167)
Net Assets at Beginning of Period	—	8,968	2,108,199	2,130,366
Net Assets at End of Period	$—	$—	$1,621,763	$2,108,199
Changes in Units
Issued	—	—	15,477	31,148
Redeemed	—	(285)	(24,643)	(39,165)
Net Increase (Decrease)	—	(285)	(9,166)	(8,017)

(A)	Fund terminated in 2022. See Footnote 1 for further details.
(B)	Fund terminated in 2021. See Footnote 1 for further details.

The following open/available funds had no activity for the years or periods ended December 31, 2022 and 2021, and therefore, were not listed in the Statements of Changes in Net Assets:

BlackRock Equity Dividend V.I. Fund
BNY Mellon VIF Appreciation Portfolio (B)
Delaware Ivy VIP Asset Strategy Portfolio
Delaware Ivy VIP Energy Portfolio
Delaware Ivy VIP Science and Technology Portfolio
Eaton Vance VT Floating-Rate Income Fund
Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund (A)
Franklin Strategic Income VIP Fund (B)
Invesco V.I. Balanced-Risk Allocation Fund
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

(1) Organization
Allianz Life of NY Variable Account C (Variable Account) is a segregated investment account of Allianz Life Insurance Company of New York (Allianz Life of New York) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (1940 Act), as amended. Allianz Life of New York applies the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) guidance of Topic 946, Financial Services - Investment Companies. The Variable Account was established by Allianz Life of New York on February 26, 1988, and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life of New York and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life of New York. The assets of the Variable Account are equal to the reserves and other liabilities of the Variable Account. These assets are not chargeable with liabilities that arise from any other business Allianz Life of New York may conduct. Allianz Life of New York products offered under the Variable Account are listed below. The only product actively being marketed is Allianz Index Advantage New York.

•Allianz Advantage
•Allianz Charter II New York
•Allianz High Five New York
•Allianz Index Advantage New York
•Allianz Opportunity
•Valuemark II New York
•Allianz Valuemark IV New York
•Allianz Vision New York
•Allianz Retirement Advantage New York
•Allianz Retirement Pro New York

The Variable Account's subaccounts are invested, at net asset values, in one or more of the funds (investment options) in accordance with the selection made by the contractholder. The contractholder may have the option to invest in the fixed account or other index options in the General Account, based on the product features. The liabilities of the fixed account are included in the General Account, which is not registered as an investment company under the 1940 Act. Not all funds listed are available for all products. Some funds have been closed to accepting new money. Each multiple-class fund is presented on an aggregate basis, however, when mergers occur, the fund will be presented separately by class, to disclose which class received additional money. The funds and investment advisers are:

Fund	Investment Adviser
AZL Balanced Index Strategy Fund †	Allianz Investment Management, LLC
AZL DFA Five-Year Global Fixed Income Fund *†	Allianz Investment Management, LLC
AZL DFA Multi-Strategy Fund †	Allianz Investment Management, LLC
AZL Enhanced Bond Index Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1 †	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2 *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1 †	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2 *†	Allianz Investment Management, LLC
AZL Gateway Fund *†	Allianz Investment Management, LLC
AZL Government Money Market Fund *†	Allianz Investment Management, LLC
AZL International Index Fund Class 1 †	Allianz Investment Management, LLC
AZL International Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL MetWest Total Return Bond Fund *†	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Moderate Index Strategy Fund †	Allianz Investment Management, LLC
AZL MSCI Emerging Markets Equity Index Class 1 †	Allianz Investment Management, LLC
AZL MSCI Emerging Markets Equity Index Class 2 *†	Allianz Investment Management, LLC
AZL MSCI Global Equity Index Fund Class 1 †	Allianz Investment Management, LLC

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

Fund	Investment Adviser
AZL MSCI Global Equity Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL MVP Balanced Index Strategy Fund †	Allianz Investment Management, LLC
AZL MVP DFA Multi-Strategy Fund †	Allianz Investment Management, LLC
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund †	Allianz Investment Management, LLC
AZL MVP Fusion Balanced Fund †	Allianz Investment Management, LLC
AZL MVP Fusion Conservative Fund †	Allianz Investment Management, LLC
AZL MVP Fusion Moderate Fund †	Allianz Investment Management, LLC
AZL MVP Global Balanced Index Strategy Fund †	Allianz Investment Management, LLC
AZL MVP Growth Index Strategy Fund †	Allianz Investment Management, LLC
AZL MVP Moderate Index Strategy Fund †	Allianz Investment Management, LLC
AZL MVP T. Rowe Price Capital Appreciation Plus Fund †	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL S&P 500 Index Fund *†	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL T. Rowe Price Capital Appreciation Fund *†	Allianz Investment Management, LLC
BlackRock Equity Dividend V.I. Fund *	BlackRock Advisors, LLC
ClearBridge Variable Aggressive Growth Portfolio	Franklin Advisers, Inc.
Columbia Variable Portfolio – Seligman Global Technology Fund	Columbia Management Investment Advisors, LLC
Davis VA Financial Portfolio	Davis Selected Advisers, L.P.
Delaware Ivy VIP Asset Strategy Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Energy Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Growth Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Mid Cap Growth Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Natural Resources Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Science and Technology Portfolio *	Macquarie Asset Management
Eaton Vance VT Floating-Rate Income Fund *	Morgan Stanley Investment Management
Fidelity VIP Emerging Markets Portfolio	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Fidelity Management & Research Company
Franklin Rising Dividends VIP Fund *	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund *	Franklin Advisers, Inc.
Invesco Oppenheimer V.I. International Growth Fund *	Invesco Advisors, Inc.
Invesco V.I. American Value Fund *	Invesco Advisors, Inc.
Invesco V.I. Balanced-Risk Allocation Fund *	Invesco Advisors, Inc.
Invesco V.I. Global Strategic Income Fund	Invesco Advisors, Inc.
JPMorgan Insurance Trust Core Bond Portfolio	J.P. Morgan Investment Management, Inc.
Lazard Retirement International Equity Portfolio *	Lazard Asset Management, LLC
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio *	Lazard Asset Management, LLC

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

Fund	Investment Adviser
MFS International Intrinsic Value Portfolio *	Massachusetts Financial Services Company
MFS VIT Total Return Bond Portfolio *	Massachusetts Financial Services Company
MFS VIT Utilities Portfolio *	Massachusetts Financial Services Company
PIMCO VIT Balanced Allocation Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn Strategy Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Emerging Markets Bond Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Global Core Bond(Hedged) Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT High Yield Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Long-Term U.S. Government Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Low Duration Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Real Return Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT StocksPlus Global Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio †	Pacific Investment Management Company, LLC
T. Rowe Price Blue Chip Growth Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio *	T. Rowe Price Associates, Inc.
Templeton Global Bond VIP Fund *	Franklin Advisers, Inc.
* Fund contains share classes which assess 12b-1 fees.
† The investment adviser of this fund is an affiliate of Allianz Life of New York and is paid an investment management fee by the fund.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

During the year ended December 31, 2021, the funds listed below changed their name. There were no name changes in 2022.

Prior Fund Name	Current Fund Name	Effective Date
Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco V.I. Global Strategic Income Fund	April 29, 2021
AZL MVP Fusion Dynamic Balanced Fund	AZL MVP Fusion Balanced Fund	April 29, 2021
AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Conservative Fund	April 29, 2021
AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Fusion Moderate Fund	April 29, 2021
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1	June 18, 2021
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	June 18, 2021
AZL MSCI Global Equity Index Fund	AZL MSCI Global Equity Index Fund Class 1	June 18, 2021
AZL MSCI Global Equity Index Fund	AZL MSCI Global Equity Index Fund Class 2	June 18, 2021
Ivy VIP Asset Strategy Portfolio	Delaware Ivy VIP Asset Strategy Portfolio	July 1, 2021
Ivy VIP Energy Portfolio	Delaware Ivy VIP Energy Portfolio	July 1, 2021
Ivy VIP Growth Portfolio	Delaware Ivy VIP Growth Portfolio	July 1, 2021
Ivy VIP Mid Cap Growth Portfolio	Delaware Ivy VIP Mid Cap Growth Portfolio	July 1, 2021
Ivy VIP Natural Resources Portfolio	Delaware Ivy VIP Natural Resources Portfolio	July 1, 2021
Ivy VIP Science and Technology Portfolio	Delaware Ivy VIP Science and Technology Portfolio	July 1, 2021
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund	August 7, 2021

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

During the years ended December 31, 2022 and 2021, the following funds were closed to new money:

Fund	Date Closed
BlackRock Global Allocation V.I. Fund	June 18, 2021
BNY Mellon VIF Appreciation Portfolio	June 18, 2021
Fidelity VIP FundsManager 50% Portfolio	June 18, 2021
Fidelity VIP FundsManager 60% Portfolio	June 18, 2021
Franklin Allocation VIP Fund	June 18, 2021
Franklin Income VIP Fund	June 18, 2021
Franklin Mutual Shares VIP Fund	June 18, 2021
Franklin Strategic Income VIP Fund	June 18, 2021
PIMCO VIT All Asset Portfolio	June 18, 2021
PIMCO VIT Dynamic Bond Portfolio	June 18, 2021
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	June 18, 2021
PIMCO VIT Global Managed Asset Allocation Portfolio	June 18, 2021
Templeton Growth VIP Fund	June 18, 2021
Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio	June 10, 2022

During the year ended December 31, 2021, the following funds were added as available options. No new funds were added in 2022.

Fund	Date Opened
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1	June 18, 2021
AZL MSCI Global Equity Index Fund Class 1	June 18, 2021
During the years ended December 31, 2022 and 2021, the following funds were merged or replaced:

Closed Fund	Receiving Fund	Date Merged
BlackRock Global Allocation V.I. Fund	AZL Moderate Index Strategy Fund	June 18, 2021
BNY Mellon VIF Appreciation Portfolio	AZL S&P 500 Index Fund	June 18, 2021
Fidelity VIP FundsManager 50% Portfolio	AZL Balanced Index Strategy Fund	June 18, 2021
Fidelity VIP FundsManager 60% Portfolio	AZL Moderate Index Strategy Fund	June 18, 2021
Franklin Allocation VIP Fund	AZL Moderate Index Strategy Fund	June 18, 2021
Franklin Income VIP Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1	June 18, 2021
Franklin Income VIP Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	June 18, 2021
Franklin Mutual Shares VIP Fund	AZL Russell 1000 Value Index Fund Class 1	June 18, 2021
Franklin Mutual Shares VIP Fund	AZL Russell 1000 Value Index Fund Class 2	June 18, 2021
Franklin Strategic Income VIP Fund	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	June 18, 2021
PIMCO VIT All Asset Portfolio	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	June 18, 2021

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

Closed Fund	Receiving Fund	Date Merged
PIMCO VIT Dynamic Bond Portfolio	PIMCO VIT Total Return Portfolio	June 18, 2021
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Core Bond (Hedged) Portfolio	June 18, 2021
PIMCO VIT Global Managed Asset Allocation Portfolio	PIMCO VIT Balanced Allocation Portfolio	June 18, 2021
Templeton Growth VIP Fund	AZL MSCI Global Equity Index Fund Class 1	June 18, 2021
Templeton Growth VIP Fund	AZL MSCI Global Equity Index Fund Class 2	June 18, 2021
Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio	AZL MVP Fusion Moderate Fund	June 10, 2022

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

(2) Significant Accounting Policies
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investment transactions are recorded by the Variable Account on the trade date. Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the funds after the 4 PM Eastern Standard Time market close.

The Fair Value Measurement Topic of the FASB ASC establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 -     Unadjusted quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date.

Level 2 –     Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:

(a)    Quoted prices for similar assets or liabilities in active markets.
(b)    Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c)    Inputs other than quoted prices that are observable.
(d)    Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 -    Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Variable Account’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2022, all of the Variable Account’s investments are in funds for which quoted prices are available in an active market which the Variable Account has the ability to access. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds are accounted for on a trade-date basis and are in accordance with the Fair Value Measurements and Disclosures topic of the FASB ASC.

Realized gains on investments include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the funds are reinvested in additional shares of the funds and are recorded as income to the Variable Account on the ex-dividend date.

The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Net investment income (loss) and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the fund as of the beginning of the valuation date.

Transfers between subaccounts, including the fixed account (net), include transfers of all or part of the contractholders' interest to or from another eligible subaccount, or from or to the fixed account option of the general account of the Company.

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 4.5% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life of New York if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life of New York reimburses the Variable Account.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

(3) Related Party Charges, Expenses and Fees
Under the terms of the contracts, certain charges, expenses and fees are incurred by the contractholders to cover Allianz Life of New York's expenses in connection with the issuance and administration of the contracts. Following is a summary of these charges, expenses and fees for the period ended December 31, 2022:

Mortality and Expense Risk Charges
Allianz Life of New York assumes mortality and expense risks related to the operations of the Variable Account. These charges range from 0.35% to 3.55% annually during the accumulation phase, or from 1.25% to 1.90% annually during the annuity phase for variable annuity payments. These charges are deducted on a daily basis and assessed against the daily net asset value of each fund. These charges are assessed either through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Administrative Charges
A charge to cover administrative expenses of the Variable Account may be deducted from the Variable Account, depending on the contract. This annual charge of 0.15% is calculated and assessed daily as a percentage of each fund’s net asset value. This charge is assessed through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Contract Maintenance Charges
For certain contracts, an annual contract maintenance charge of $30 to $50 may be deducted to cover ongoing administrative expenses. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity unit values during the annuity phase if variable annuity payments are selected or a reduction in fixed annuity payments.

Withdrawal Charges
For certain contracts, a withdrawal charge (sometimes called a contingent deferred sales charge) is imposed as a percentage, with a range of 1.0% to 8.5%, of each purchase payment if the contract is surrendered or a partial withdrawal is taken during the withdrawal charge period. For certain contracts, a withdrawal charge may also apply during the annuity phase if there are liquidations of variable annuity payments under certain annuity options. These withdrawal charges are imposed as a percentage, with a range of 2.0% to 6.0% of the amount liquidated. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity units during the annuity phase.

Rider Charges
For certain contracts, optional benefit riders may be available for an additional charge to the contractholder. The rider charges for Investment Protector, Income Protector and Income Focus are deducted from the contract value.

•Investment Protector: 1.05% to 1.30%
•Income Protector: 1.00% to 1.70%
•Income Focus: 1.30%

Transfer Fee
A charge for transfers between funds may be imposed at a rate of up to $25 per transfer. These charges are deducted from the contract value.

Other Contract Charges
For certain contracts there are additional fees, as described below.
•Account Fee - ranges from 0.85% to 1.05% and are imposed as a percentage of the account’s guaranteed value and are assessed through the redemption of subaccount accumulation units during the accumulation phase.
•Product Fee - is 1.25% annually and is accrued on a daily basis as a percentage of the prior quarterly contract anniversary contract value adjusted for subsequent purchase payments and withdrawals. The fee is deducted from the contract value during the accumulation phase through the redemption of accumulation units.

Additional details on charges and fees can be found in the respective product prospectus.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

(4) Federal Income Taxes
Operations of the Variable Account form a part of Allianz Life of New York, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Variable Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, Allianz Life of New York understands that it will be treated as owner of the assets invested in the Variable Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant's gross income until amounts are received pursuant to an annuity.

(5) Purchases and Sales of Investments (In thousands)
The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2022, are as follows:

	Cost of Purchases	Proceeds from Sales
AZL Balanced Index Strategy Fund	$3,148	$2,778
AZL DFA Five-Year Global Fixed Income Fund	185	234
AZL DFA Multi-Strategy Fund	7,928	9,954
AZL Enhanced Bond Index Fund	453	371
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1	711	792
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	13,451	17,624
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	79	128
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	2,423	3,650
AZL Gateway Fund	326	1,135
AZL Government Money Market Fund	123,934	120,692
AZL International Index Fund Class 1	390	345
AZL International Index Fund Class 2	1,685	4,196
AZL MetWest Total Return Bond Fund	321	355
AZL Mid Cap Index Fund Class 1	1,468	316
AZL Mid Cap Index Fund Class 2	4,405	5,205
AZL Moderate Index Strategy Fund	11,544	15,506
AZL MSCI Emerging Markets Equity Index Class 1	18	64
AZL MSCI Emerging Markets Equity Index Class 2	382	557
AZL MSCI Global Equity Index Fund Class 1	269	337
AZL MSCI Global Equity Index Fund Class 2	802	1,431
AZL MVP Balanced Index Strategy Fund	4,925	6,542
AZL MVP DFA Multi-Strategy Fund	922	1,059
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	1,525	3,678
AZL MVP Fusion Balanced Fund	4,616	7,322
AZL MVP Fusion Conservative Fund	1,705	5,644
AZL MVP Fusion Moderate Fund	12,483	21,114
AZL MVP Global Balanced Index Strategy Fund	6,102	7,861
AZL MVP Growth Index Strategy Fund	36,507	30,264
AZL MVP Moderate Index Strategy Fund	7,283	6,117
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	26,329	19,450
AZL Russell 1000 Growth Index Fund Class 1	1,118	552
AZL Russell 1000 Growth Index Fund Class 2	5,318	5,121

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

	Cost of Purchases	Proceeds from Sales
AZL Russell 1000 Value Index Fund Class 1	$2,341	$1,590
AZL Russell 1000 Value Index Fund Class 2	3,554	6,276
AZL S&P 500 Index Fund	7,572	8,960
AZL Small Cap Stock Index Fund Class 1	160	49
AZL Small Cap Stock Index Fund Class 2	2,824	2,153
AZL T. Rowe Price Capital Appreciation Fund	3,918	6,197
BlackRock Equity Dividend V.I. Fund	—	—
ClearBridge Variable Aggressive Growth Portfolio	3	5
Columbia Variable Portfolio – Seligman Global Technology Fund	10	1
Davis VA Financial Portfolio	71	133
Delaware Ivy VIP Asset Strategy Portfolio	—	—
Delaware Ivy VIP Energy Portfolio	—	—
Delaware Ivy VIP Growth Portfolio	6	25
Delaware Ivy VIP Mid Cap Growth Portfolio	11	9
Delaware Ivy VIP Natural Resources Portfolio	—	—
Delaware Ivy VIP Science and Technology Portfolio	—	—
Eaton Vance VT Floating-Rate Income Fund	—	—
Fidelity VIP Emerging Markets Portfolio	—	16
Fidelity VIP Mid Cap Portfolio	2	15
Fidelity VIP Strategic Income Portfolio	2	46
Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund	—	—
Franklin Rising Dividends VIP Fund	2,231	2,175
Franklin U.S. Government Securities VIP Fund	1,486	4,176
Invesco Oppenheimer V.I. International Growth Fund	1	15
Invesco V.I. American Value Fund	15	19
Invesco V.I. Balanced-Risk Allocation Fund	—	—
Invesco V.I. Global Strategic Income Fund	—	10
JPMorgan Insurance Trust Core Bond Portfolio	301	424
Lazard Retirement International Equity Portfolio	—	—
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	—	—
MFS International Intrinsic Value Portfolio	23	16
MFS VIT Total Return Bond Portfolio	704	886
MFS VIT Utilities Portfolio	—	—
PIMCO VIT Balanced Allocation Portfolio	2,664	2,298
PIMCO VIT CommodityRealReturn Strategy Portfolio	504	620
PIMCO VIT Emerging Markets Bond Portfolio	567	635
PIMCO VIT Global Core Bond (Hedged) Portfolio	953	2,153
PIMCO VIT High Yield Portfolio	6,089	10,374
PIMCO VIT Long-Term U.S. Government Portfolio	39	40
PIMCO VIT Low Duration Portfolio	105	21
PIMCO VIT Real Return Portfolio	3,507	4,016

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

	Cost of Purchases	Proceeds from Sales
PIMCO VIT StocksPLUS Global Portfolio	$2,382	$1,306
PIMCO VIT Total Return Portfolio	7,512	12,857
T. Rowe Price Blue Chip Growth Portfolio	7	—
T. Rowe Price Equity Income Portfolio	50	—
T. Rowe Price Health Sciences Portfolio	—	—
Templeton Global Bond VIP Fund	2,995	10,743

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

(6) Financial Highlights
A summary of units outstanding (in thousands), unit values, net assets (in thousands), ratios, and total returns for variable annuity contracts is as follows:

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Balanced Index Strategy Fund
2022	1,380	$13.90	to	$17.53	$22,982	2.28%	1.15%	to	3.55%	(17.93)%	to	(16.27)%
2021	1,458	$16.89	to	$20.93	$29,132	1.78%	1.15%	to	3.55%	6.36%	to	8.52%
2020	1,549	$15.84	to	$19.60	$28,639	1.99%	1.15%	to	3.55%	8.48%	to	10.85%
2019	1,585	$14.57	to	$17.68	$26,578	2.24%	1.15%	to	3.55%	13.32%	to	15.78%
2018	1,775	$12.82	to	$15.27	$25,854	0.94%	1.15%	to	3.55%	(7.58)%	to	(5.56)%
AZL DFA Five-Year Global Fixed Income Fund
2022	100	$7.91	to	$8.88	$875	4.03%	—%	to	3.55%	(9.48)%	to	(8.11)%
2021	108	$8.83	to	$10.36	$1,031	—%	—%	to	3.55%	(4.33)%	to	(2.00)%
2020	78	$9.23	to	$9.97	$768	2.33%	—%	to	3.55%	(2.17)%	to	(0.82)%
2019	92	$9.54	to	$10.05	$919	6.91%	—%	to	3.55%	0.95%	to	2.07%
2018	43	$9.45	to	$9.84	$417	0.59%	—%	to	3.55%	(1.34)%	to	(0.24)%
AZL DFA Multi-Strategy Fund
2022	3,269	$16.21	to	$21.25	$65,986	1.12%	1.15%	to	3.55%	(14.37)%	to	(12.51)%
2021	3,672	$18.91	to	$24.29	$85,039	1.53%	1.15%	to	3.55%	10.01%	to	12.40%
2020	4,248	$17.17	to	$21.61	$87,949	3.12%	1.15%	to	3.55%	6.93%	to	9.26%
2019	4,765	$16.04	to	$19.77	$90,599	1.06%	1.15%	to	3.55%	12.68%	to	15.13%
2018	5,226	$14.22	to	$17.18	$86,634	1.17%	1.15%	to	3.55%	(9.07)%	to	(7.08)%
AZL Enhanced Bond Index Fund
2022	414	$9.38	to	$10.46	$4,262	1.51%	1.15%	to	2.20%	(15.56)%	to	(14.87)%
2021	407	$11.11	to	$12.29	$4,927	0.77%	1.15%	to	2.20%	(4.08)%	to	(3.30)%
2020	411	$11.58	to	$12.71	$5,142	2.34%	1.15%	to	2.20%	5.19%	to	6.05%
2019	409	$11.01	to	$11.98	$4,837	2.60%	1.15%	to	2.20%	6.02%	to	6.88%
2018	334	$10.39	to	$11.21	$3,697	2.31%	1.15%	to	2.20%	(2.76)%	to	(1.96)%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1
2022	600	$8.87	to	$8.88	$5,374	1.45%	1.40%	to	1.49%	(15.66)%	to	(15.58)%
2021¹	675	$10.52	to	$10.52	$7,168	0.80%	1.40%	to	1.49%	5.18%	to	5.23%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2
2022	6,711	$13.80	to	$21.76	$115,499	0.94%	0.35%	to	3.55%	(17.53)%	to	(14.86)%
2021	7,354	$16.69	to	$26.30	$150,623	0.83%	0.35%	to	3.55%	4.27%	to	11.26%
2020	1,369	$15.45	to	$24.32	$25,460	2.48%	0.35%	to	3.55%	9.67%	to	13.07%
2019	1,518	$14.07	to	$22.13	$25,311	2.37%	0.35%	to	3.55%	13.35%	to	16.86%
2018	1,726	$12.40	to	$19.48	$24,959	2.23%	0.35%	to	3.55%	(5.31)%	to	(2.36)%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
2022	133	$9.71	to	$9.77	$1,295	2.91%	1.40%	to	1.49%	(14.48)%	to	(14.40)%
2021	143	$11.35	to	$11.41	$1,635	2.84%	1.40%	to	1.49%	(0.89)%	to	(0.81)%
2020	151	$11.46	to	$11.50	$1,739	3.67%	1.40%	to	1.49%	7.50%	to	7.60%
2019	175	$10.66	to	$10.69	$1,878	3.35%	1.40%	to	1.49%	8.93%	to	9.03%
2018	185	$9.78	to	$9.80	$1,824	3.14%	1.40%	to	1.49%	(2.47)%	to	(2.39)%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
2022	1,511	$8.07	to	$11.65	$14,776	2.45%	—%	to	3.55%	(16.38)%	to	(13.37)%
2021	1,683	$9.65	to	$13.45	$19,373	2.55%	—%	to	3.55%	(3.19)%	to	0.31%
2020	1,655	$9.97	to	$13.41	$19,319	3.13%	—%	to	3.55%	5.04%	to	8.84%
2019	1,876	$9.49	to	$12.01	$20,470	3.00%	—%	to	3.55%	6.43%	to	9.89%
2018	1,943	$8.92	to	$10.93	$19,523	2.87%	—%	to	3.55%	(4.72)%	to	(1.60)%
AZL Gateway Fund
2022	494	$10.27	to	$13.55	$6,534	0.32%	—%	to	3.55%	(15.26)%	to	(13.55)%
2021	545	$12.12	to	$15.67	$8,354	0.64%	—%	to	3.55%	7.41%	to	9.59%
2020	551	$11.29	to	$14.30	$7,736	1.04%	—%	to	3.55%	3.70%	to	5.81%
2019	620	$10.88	to	$13.52	$8,239	0.98%	—%	to	3.55%	7.12%	to	9.29%
2018	679	$10.29	to	$12.37	$8,281	1.23%	—%	to	3.55%	(7.76)%	to	(5.97)%
AZL Government Money Market Fund
2022	4,517	$5.84	to	$13.20	$49,267	0.79%	—%	to	3.55%	(2.74)%	to	0.77%
2021	4,258	$6.21	to	$13.10	$46,026	—%	—%	to	3.55%	(3.34)%	to	—%
2020	4,388	$6.23	to	$13.10	$45,883	0.16%	—%	to	3.55%	(3.30)%	to	0.21%
2019	3,184	$6.95	to	$13.07	$32,267	1.38%	—%	to	3.55%	(1.70)%	to	1.39%
2018	3,332	$6.96	to	$12.89	$33,008	1.00%	—%	to	3.55%	(2.23)%	to	1.01%
AZL International Index Fund Class 1
2022	355	$11.39	to	$12.39	$4,392	4.60%	1.40%	to	2.75%	(16.57)%	to	(15.44)%
2021	376	$13.66	to	$14.65	$5,506	2.54%	1.40%	to	2.75%	7.79%	to	9.26%
2020	403	$12.67	to	$13.41	$5,410	5.07%	1.40%	to	2.75%	4.74%	to	6.16%
2019	438	$12.09	to	$12.63	$5,550	3.69%	1.40%	to	2.75%	18.37%	to	19.98%
2018	477	$10.22	to	$10.53	$5,042	4.04%	1.40%	to	2.75%	(16.15)%	to	(15.01)%
AZL International Index Fund Class 2
2022	1,090	$10.40	to	$20.84	$13,047	2.65%	—%	to	3.55%	(17.49)%	to	(14.82)%
2021	1,322	$12.57	to	$24.47	$19,119	1.46%	—%	to	3.55%	6.69%	to	10.16%
2020	1,579	$11.76	to	$22.21	$21,214	3.11%	—%	to	3.55%	3.65%	to	7.03%
2019	1,801	$11.31	to	$20.75	$23,105	2.26%	—%	to	3.55%	17.21%	to	21.02%
2018	2,146	$9.63	to	$17.15	$23,234	2.58%	—%	to	3.55%	(17.06)%	to	(14.34)%
AZL MetWest Total Return Bond Fund
2022	265	$8.78	to	$9.36	$2,450	1.14%	1.15%	to	2.20%	(16.59)%	to	(15.93)%
2021	267	$10.53	to	$11.14	$2,948	1.46%	1.15%	to	2.20%	(3.45)%	to	(2.69)%
2020	266	$10.89	to	$11.45	$3,015	2.87%	1.15%	to	2.20%	6.21%	to	7.08%
2019	253	$10.27	to	$10.69	$2,680	2.70%	1.15%	to	2.20%	6.16%	to	6.99%
2018	188	$9.67	to	$9.99	$1,867	2.16%	1.15%	to	2.20%	(2.37)%	to	(1.60)%
AZL Mid Cap Index Fund Class 1
2022	132	$15.89	to	$15.98	$2,127	3.23%	1.40%	to	1.49%	(14.62)%	to	(14.54)%
2021	149	$18.61	to	$18.70	$2,804	2.59%	1.40%	to	1.49%	22.19%	to	22.30%
2020	167	$15.23	to	$15.29	$2,577	3.98%	1.40%	to	1.49%	13.12%	to	13.22%
2019	176	$13.47	to	$13.51	$2,401	3.09%	1.40%	to	1.49%	23.62%	to	23.73%
2018	188	$10.89	to	$10.92	$2,070	2.41%	1.40%	to	1.49%	(12.33)%	to	(12.25)%
AZL Mid Cap Index Fund Class 2
2022	617	$21.97	to	$47.30	$16,019	0.68%	—%	to	3.55%	(16.56)%	to	(13.85)%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2021	758	$26.23	to	$54.91	$23,389	0.68%	—%	to	3.55%	19.35%	to	23.23%
2020	978	$21.89	to	$44.56	$25,166	1.15%	—%	to	3.55%	10.52%	to	14.13%
2019	1,171	$19.72	to	$39.04	$26,961	1.02%	—%	to	3.55%	20.91%	to	24.84%
2018	1,373	$16.25	to	$31.28	$25,772	0.87%	—%	to	3.55%	(14.46)%	to	(11.66)%
AZL Moderate Index Strategy Fund
2022	4,135	$16.44	to	$28.52	$90,713	2.19%	—%	to	3.55%	(18.19)%	to	(15.67)%
2021	4,591	$20.07	to	$33.81	$121,206	0.88%	—%	to	3.55%	8.31%	to	11.67%
2020	1,447	$18.51	to	$30.28	$34,602	1.99%	0.35%	to	3.55%	9.06%	to	12.44%
2019	1,579	$16.96	to	$26.93	$34,102	2.37%	0.35%	to	3.55%	15.34%	to	18.91%
2018	1,766	$14.69	to	$22.65	$32,560	0.95%	0.35%	to	3.55%	(8.36)%	to	(5.51)%
AZL MSCI Emerging Markets Equity Index Class 1
2022	36	$11.29	to	$11.45	$411	1.66%	1.40%	to	1.49%	(21.67)%	to	(21.60)%
2021	41	$14.42	to	$14.61	$593	1.56%	1.40%	to	1.49%	(5.10)%	to	(5.02)%
2020	43	$15.19	to	$15.38	$660	3.61%	1.40%	to	1.49%	15.52%	to	15.63%
2019	53	$13.15	to	$13.30	$701	1.97%	1.40%	to	1.49%	15.81%	to	15.92%
2018	54	$11.36	to	$11.48	$615	1.81%	1.40%	to	1.49%	(16.56)%	to	(16.49)%
AZL MSCI Emerging Markets Equity Index Class 2
2022	327	$7.91	to	$11.14	$2,941	1.35%	—%	to	3.55%	(23.53)%	to	(21.76)%
2021	347	$10.32	to	$14.24	$4,060	1.31%	—%	to	3.55%	(7.18)%	to	(5.02)%
2020	359	$11.09	to	$17.11	$4,507	3.35%	—%	to	3.55%	12.83%	to	16.51%
2019	416	$9.81	to	$14.69	$4,594	1.65%	—%	to	3.55%	13.10%	to	16.78%
2018	462	$8.65	to	$12.58	$4,459	1.64%	—%	to	3.55%	(18.43)%	to	(15.76)%
AZL MSCI Global Equity Index Fund Class 1
2022	214	$8.81	to	$8.82	$1,883	1.74%	1.40%	to	1.49%	(19.29)%	to	(19.22)%
2021¹	246	$10.91	to	$10.92	$2,690	1.20%	1.40%	to	1.49%	9.12%	to	9.17%
AZL MSCI Global Equity Index Fund Class 2
2022	228	$14.73	to	$22.98	$4,058	1.07%	0.35%	to	3.55%	(21.08)%	to	(18.52)%
2021	274	$18.67	to	$28.20	$6,101	1.31%	0.35%	to	3.55%	6.16%	to	20.76%
2020	16	$18.72	to	$23.35	$324	0.72%	0.35%	to	2.20%	12.87%	to	14.95%
2019	27	$16.59	to	$20.31	$495	1.61%	0.35%	to	2.20%	24.52%	to	26.81%
2018	42	$13.32	to	$16.02	$592	1.79%	0.35%	to	2.20%	(10.91)%	to	(9.26)%
AZL MVP Balanced Index Strategy Fund
2022	2,193	$12.18	to	$17.03	$32,062	2.15%	—%	to	3.55%	(17.42)%	to	(14.87)%
2021	2,475	$14.75	to	$20.00	$43,028	1.75%	—%	to	3.55%	6.72%	to	10.02%
2020	2,636	$14.39	to	$18.18	$42,195	1.99%	—%	to	3.55%	3.25%	to	5.98%
2019	2,773	$13.94	to	$17.15	$42,359	2.07%	—%	to	3.55%	13.92%	to	16.92%
2018	2,830	$12.24	to	$14.67	$37,496	0.81%	—%	to	3.55%	(6.91)%	to	(4.44)%
AZL MVP DFA Multi-Strategy Fund
2022	684	$11.14	to	$11.85	$8,031	0.97%	1.15%	to	2.20%	(13.67)%	to	(12.97)%
2021	744	$12.90	to	$13.62	$10,052	1.25%	1.15%	to	2.20%	11.27%	to	12.17%
2020	791	$11.60	to	$12.14	$9,557	3.01%	1.15%	to	2.20%	1.51%	to	2.34%
2019	824	$11.42	to	$11.86	$9,738	0.97%	1.15%	to	2.20%	13.29%	to	14.21%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	735	$10.08	to	$10.39	$7,602	0.88%	1.15%	to	2.20%	(8.28)%	to	(7.53)%
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
2022	1,810	$12.47	to	$13.59	$24,250	0.69%	1.15%	to	2.20%	(15.68)%	to	(15.00)%
2021	2,029	$14.79	to	$15.99	$32,008	2.49%	1.15%	to	2.20%	8.66%	to	9.54%
2020	2,295	$13.61	to	$14.60	$33,097	2.74%	1.15%	to	2.20%	4.83%	to	5.68%
2019	2,473	$12.98	to	$13.81	$33,814	3.99%	1.15%	to	2.20%	13.72%	to	14.64%
2018	2,453	$11.42	to	$12.05	$29,287	3.25%	1.15%	to	2.20%	(4.28)%	to	(3.49)%
AZL MVP Fusion Balanced Fund
2022	3,589	$11.41	to	$19.17	$54,228	2.50%	0.35%	to	3.55%	(17.74)%	to	(15.20)%
2021	3,934	$13.82	to	$22.61	$71,037	2.17%	0.35%	to	3.55%	5.55%	to	8.82%
2020	4,534	$13.08	to	$20.78	$76,153	2.38%	0.35%	to	3.55%	0.41%	to	3.42%
2019	5,011	$13.03	to	$20.09	$82,481	2.46%	0.35%	to	3.55%	12.00%	to	15.36%
2018	5,727	$11.63	to	$17.42	$82,744	1.23%	0.35%	to	3.55%	(8.49)%	to	(5.73)%
AZL MVP Fusion Conservative Fund
2022	1,013	$11.87	to	$14.20	$13,951	2.73%	0.35%	to	3.55%	(16.47)%	to	(15.33)%
2021	1,316	$14.21	to	$16.77	$21,456	2.42%	0.35%	to	3.55%	3.27%	to	4.69%
2020	1,402	$13.31	to	$16.02	$21,898	2.34%	0.35%	to	3.55%	1.63%	to	3.34%
2019	1,375	$13.09	to	$15.50	$20,871	2.39%	0.35%	to	3.55%	10.13%	to	11.97%
2018	1,487	$12.22	to	$13.85	$20,184	1.31%	0.35%	to	3.55%	(6.37)%	to	(5.09)%
AZL MVP Fusion Moderate Fund
2022	9,135	$11.55	to	$16.59	$141,731	2.29%	0.35%	to	3.55%	(18.21)%	to	(16.44)%
2021	10,165	$14.10	to	$19.85	$189,503	2.03%	0.35%	to	3.55%	7.37%	to	9.71%
2020	11,948	$13.12	to	$18.10	$204,047	2.16%	0.35%	to	3.55%	1.03%	to	3.23%
2019	13,142	$12.97	to	$17.53	$218,112	2.49%	0.35%	to	3.55%	13.39%	to	15.85%
2018	14,721	$11.43	to	$15.13	$211,714	1.13%	0.35%	to	3.55%	(9.60)%	to	(7.63)%
AZL MVP Global Balanced Index Strategy Fund
2022	5,060	$11.85	to	$12.95	$64,732	2.87%	1.15%	to	2.20%	(17.92)%	to	(17.25)%
2021	5,525	$14.44	to	$15.65	$85,510	1.47%	1.15%	to	2.20%	5.70%	to	6.56%
2020	6,071	$13.66	to	$14.69	$88,279	9.17%	1.15%	to	2.20%	5.45%	to	6.31%
2019	6,816	$12.95	to	$13.82	$93,339	1.72%	1.15%	to	2.20%	13.67%	to	14.59%
2018	7,504	$11.40	to	$12.06	$89,765	1.47%	1.15%	to	2.20%	(7.84)%	to	(7.08)%
AZL MVP Growth Index Strategy Fund
2022	15,769	$13.86	to	$20.47	$272,658	1.72%	—%	to	3.55%	(18.05)%	to	(15.10)%
2021	16,939	$16.92	to	$24.11	$350,178	1.72%	—%	to	3.55%	12.34%	to	16.40%
2020	18,004	$15.06	to	$20.71	$324,506	1.88%	—%	to	3.55%	1.07%	to	4.73%
2019	18,956	$14.90	to	$19.78	$330,885	2.26%	—%	to	3.55%	16.32%	to	20.52%
2018	17,924	$12.81	to	$16.41	$263,277	0.83%	—%	to	3.55%	(9.73)%	to	(6.45)%
AZL MVP Moderate Index Strategy Fund
2022	3,127	$15.11	to	$16.51	$50,798	1.98%	1.15%	to	2.20%	(17.22)%	to	(16.55)%
2021	3,348	$18.25	to	$19.79	$65,293	1.80%	1.15%	to	2.20%	10.01%	to	10.91%
2020	3,762	$16.59	to	$17.84	$66,231	1.92%	1.15%	to	2.20%	4.12%	to	4.97%
2019	3,679	$15.93	to	$17.00	$61,833	2.12%	1.15%	to	2.20%	16.06%	to	17.00%
2018	3,925	$13.73	to	$14.53	$56,460	0.87%	1.15%	to	2.20%	(7.33)%	to	(6.57)%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
2022	9,610	$15.21	to	$16.36	$155,416	7.35%	1.15%	to	2.20%	(15.58)%	to	(14.90)%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2021	10,359	$18.02	to	$19.22	$197,069	3.51%	1.15%	to	2.20%	14.49%	to	15.42%
2020	10,944	$15.74	to	$16.66	$180,567	2.83%	1.15%	to	2.20%	5.66%	to	6.53%
2019	11,175	$14.90	to	$15.64	$173,290	1.89%	1.15%	to	2.20%	18.75%	to	19.71%
2018	9,822	$12.54	to	$13.06	$127,354	0.98%	1.15%	to	2.20%	(3.83)%	to	(3.04)%
AZL Russell 1000 Growth Index Fund Class 1
2022	154	$20.08	to	$20.19	$3,113	0.61%	1.40%	to	1.49%	(30.49)%	to	(30.43)%
2021	174	$28.89	to	$29.02	$5,082	0.70%	1.40%	to	1.49%	25.26%	to	25.37%
2020	185	$23.06	to	$23.15	$4,288	1.17%	1.40%	to	1.49%	36.97%	to	37.10%
2019	194	$16.84	to	$16.89	$3,289	1.37%	1.40%	to	1.49%	33.53%	to	33.65%
2018	225	$12.61	to	$12.63	$2,851	1.60%	1.40%	to	1.49%	(3.32)%	to	(3.23)%
AZL Russell 1000 Growth Index Fund Class 2
2022	498	$26.47	to	$42.80	$16,409	0.06%	—%	to	3.55%	(32.04)%	to	(29.84)%
2021	575	$38.95	to	$61.00	$27,769	0.25%	—%	to	3.55%	22.45%	to	26.43%
2020	714	$31.81	to	$48.25	$27,959	0.54%	—%	to	3.55%	33.74%	to	38.10%
2019	936	$23.78	to	$34.94	$27,265	0.74%	—%	to	3.55%	30.56%	to	34.81%
2018	1,163	$18.22	to	$25.92	$25,511	0.88%	—%	to	3.55%	(5.57)%	to	(2.49)%
AZL Russell 1000 Value Index Fund Class 1
2022	919	$13.96	to	$15.18	$14,049	2.11%	1.40%	to	2.75%	(10.37)%	to	(9.16)%
2021	1,009	$15.58	to	$16.71	$16,976	2.06%	1.40%	to	2.75%	21.17%	to	22.82%
2020	866	$12.85	to	$13.61	$11,950	3.08%	1.40%	to	2.75%	(0.53)%	to	0.83%
2019	935	$12.92	to	$13.50	$12,802	2.88%	1.40%	to	2.75%	22.71%	to	24.37%
2018	1,048	$10.53	to	$10.85	$11,533	2.77%	1.40%	to	2.75%	(10.99)%	to	(9.78)%
AZL Russell 1000 Value Index Fund Class 2
2022	826	$17.95	to	$29.00	$18,457	1.20%	—%	to	3.55%	(11.37)%	to	(8.50)%
2021	1,011	$20.25	to	$31.69	$25,384	1.42%	—%	to	3.55%	19.92%	to	23.82%
2020	742	$17.55	to	$25.60	$15,543	1.98%	—%	to	3.55%	(1.26)%	to	1.65%
2019	847	$17.77	to	$25.18	$17,797	1.93%	—%	to	3.55%	21.84%	to	25.42%
2018	981	$14.59	to	$20.08	$16,732	1.87%	—%	to	3.55%	(11.66)%	to	(9.04)%
AZL S&P 500 Index Fund
2022	1,301	$19.40	to	$33.00	$30,433	1.03%	—%	to	3.55%	(21.34)%	to	(18.79)%
2021	1,505	$24.60	to	$40.63	$44,338	0.99%	—%	to	3.55%	23.65%	to	27.67%
2020	1,930	$19.85	to	$31.83	$45,615	1.62%	—%	to	3.55%	13.39%	to	17.09%
2019	2,187	$17.46	to	$27.18	$45,078	1.48%	0.35%	to	3.55%	26.32%	to	30.43%
2018	2,694	$13.79	to	$20.84	$43,352	1.49%	0.35%	to	3.55%	(8.18)%	to	(5.17)%
AZL Small Cap Stock Index Fund Class 1
2022	39	$14.20	to	$15.45	$594	1.58%	1.40%	to	2.75%	(18.71)%	to	(17.61)%
2021	42	$17.47	to	$18.75	$767	1.16%	1.40%	to	2.75%	22.94%	to	24.62%
2020	45	$14.21	to	$15.05	$674	1.94%	1.40%	to	2.75%	7.96%	to	9.43%
2019	51	$13.16	to	$13.75	$691	1.60%	1.40%	to	2.75%	19.10%	to	20.71%
2018	56	$11.05	to	$11.39	$629	1.44%	1.40%	to	2.75%	(11.08)%	to	(9.86)%
AZL Small Cap Stock Index Fund Class 2
2022	561	$18.67	to	$29.65	$12,251	0.77%	—%	to	3.55%	(19.55)%	to	(16.94)%
2021	613	$23.15	to	$35.70	$16,461	0.64%	—%	to	3.55%	21.65%	to	25.60%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2020	726	$18.98	to	$28.42	$15,859	1.10%	—%	to	3.55%	6.84%	to	10.32%
2019	799	$17.72	to	$25.76	$16,165	0.92%	—%	to	3.55%	17.93%	to	21.77%
2018	903	$14.99	to	$21.16	$15,298	0.83%	—%	to	3.55%	(12.12)%	to	(9.25)%
AZL T. Rowe Price Capital Appreciation Fund
2022	674	$20.04	to	$37.42	$17,021	0.65%	0.35%	to	3.55%	(15.15)%	to	(12.40)%
2021	840	$23.55	to	$42.71	$24,966	0.96%	0.35%	to	3.55%	14.00%	to	17.71%
2020	920	$20.61	to	$36.28	$23,850	1.36%	0.35%	to	3.55%	13.37%	to	17.07%
2019	1,071	$18.13	to	$30.99	$24,132	2.07%	0.35%	to	3.55%	20.04%	to	23.95%
2018	1,228	$15.07	to	$25.01	$22,664	0.89%	0.35%	to	3.55%	(3.14)%	to	0.02%
ClearBridge Variable Aggressive Growth Portfolio
2022	1	$24.89	to	$24.89	$22	—%	0.35%	to	0.35%	(26.84)%	to	(26.84)%
2021	1	$34.03	to	$34.03	$37	0.18%	0.35%	to	0.35%	9.66%	to	9.66%
2020	2	$31.03	to	$31.03	$57	0.45%	0.35%	to	0.35%	17.32%	to	17.32%
2019	3	$26.45	to	$26.45	$81	0.77%	0.35%	to	0.35%	24.31%	to	24.31%
2018	3	$21.28	to	$21.28	$66	0.38%	0.35%	to	0.35%	(8.89)%	to	(8.89)%
Columbia Variable Portfolio – Seligman Global Technology Fund
2022	1	$38.60	to	$38.60	$38	—%	1.49%	to	1.49%	(32.73)%	to	(32.73)%
2021	1	$57.38	to	$57.38	$57	0.40%	1.49%	to	1.49%	36.97%	to	36.97%
2020	1	$41.89	to	$41.89	$42	—%	1.49%	to	1.49%	44.02%	to	44.02%
2019	1	$29.09	to	$29.09	$29	—%	1.49%	to	1.49%	53.02%	to	53.02%
2018	1	$19.01	to	$19.01	$19	—%	1.49%	to	1.49%	(9.52)%	to	(9.52)%
Davis VA Financial Portfolio
2022	37	$18.24	to	$31.23	$848	1.77%	1.15%	to	3.55%	(11.58)%	to	(9.80)%
2021	42	$20.50	to	$34.62	$1,048	1.39%	1.15%	to	3.55%	26.17%	to	28.72%
2020	46	$16.14	to	$26.90	$906	1.53%	1.15%	to	3.55%	(9.14)%	to	(7.30)%
2019	48	$17.65	to	$29.02	$1,020	1.34%	1.15%	to	3.55%	21.65%	to	24.11%
2018	67	$14.41	to	$23.38	$1,116	1.12%	1.15%	to	3.55%	(13.67)%	to	(11.92)%
Delaware Ivy VIP Growth Portfolio
2022	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2021	—	$490.22	to	$490.22	$33	—%	0.35%	to	0.35%	29.57%	to	29.57%
2020	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2019	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2018	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
Delaware Ivy VIP Mid Cap Growth Portfolio
2022	—	$57.41	to	$57.41	$8	—%	0.35%	to	0.35%	(31.03)%	to	(31.03)%
2021	—	$83.24	to	$83.24	$13	—%	0.35%	to	0.35%	15.95%	to	15.95%
2020	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2019	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2018	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
Delaware Ivy VIP Natural Resources Portfolio
2022	1	$13.80	to	$13.80	$13	1.63%	0.35%	to	0.35%	17.36%	to	17.36%
2021	1	$11.76	to	$11.76	$12	1.60%	0.35%	to	0.35%	26.24%	to	26.24%
2020	1	$9.31	to	$9.31	$9	—%	0.35%	to	0.35%	(12.30)%	to	(12.30)%
2019	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
Eaton Vance VT Floating-Rate Income Fund
2022	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2021	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2020	—	$—	to	$—	$—	5.61%	0.35%	to	0.35%	—%	to	—%
2019	14	$17.52	to	$17.52	$238	4.31%	0.35%	to	0.35%	6.71%	to	6.71%
2018	14	$16.42	to	$16.42	$238	3.77%	0.35%	to	0.35%	(0.43)%	to	(0.43)%
Fidelity VIP Emerging Markets Portfolio
2022	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2021	1	$16.80	to	$16.80	$21	1.80%	0.35%	to	0.35%	(2.75)%	to	(2.75)%
2020	1	$17.27	to	$17.27	$23	0.61%	0.35%	to	0.35%	30.42%	to	30.42%
2019	2	$13.24	to	$13.24	$23	1.27%	0.35%	to	0.35%	28.74%	to	28.74%
2018	2	$10.29	to	$10.29	$24	0.54%	0.35%	to	0.35%	(18.45)%	to	(18.45)%
Fidelity VIP Mid Cap Portfolio
2022	—	$81.40	to	$81.40	$27	0.19%	0.35%	to	0.35%	(15.26)%	to	(15.26)%
2021	1	$96.06	to	$96.06	$50	0.25%	0.35%	to	0.35%	24.87%	to	24.87%
2020	1	$76.93	to	$76.93	$63	0.43%	0.35%	to	0.35%	17.45%	to	17.45%
2019	1	$65.50	to	$65.50	$46	0.69%	0.35%	to	0.35%	22.74%	to	22.74%
2018	1	$53.36	to	$53.36	$38	0.40%	0.35%	to	0.35%	(15.07)%	to	(15.07)%
Fidelity VIP Strategic Income Portfolio
2022	3	$21.46	to	$21.46	$56	2.45%	0.35%	to	0.35%	(11.83)%	to	(11.83)%
2021	5	$24.34	to	$24.34	$116	3.83%	0.35%	to	0.35%	3.17%	to	3.17%
2020	3	$23.59	to	$23.59	$62	3.14%	0.35%	to	0.35%	6.78%	to	6.78%
2019	3	$22.09	to	$22.09	$58	3.24%	0.35%	to	0.35%	10.27%	to	10.27%
2018	2	$20.03	to	$20.03	$33	4.65%	0.35%	to	0.35%	(3.16)%	to	(3.16)%
Franklin Rising Dividends VIP Fund
2022	143	$74.36	to	$165.69	$15,356	0.99%	0.35%	to	2.75%	(12.99)%	to	(10.88)%
2021	159	$85.46	to	$185.92	$19,533	0.98%	0.35%	to	2.75%	23.35%	to	26.35%
2020	172	$69.28	to	$147.15	$16,902	1.40%	0.35%	to	2.75%	12.82%	to	15.56%
2019	192	$61.41	to	$127.33	$16,450	1.42%	0.35%	to	2.75%	25.73%	to	28.78%
2018	213	$48.84	to	$98.87	$14,338	1.41%	0.35%	to	2.75%	(7.66)%	to	(5.41)%
Franklin U.S. Government Securities VIP Fund
2022	636	$14.13	to	$37.31	$15,455	2.41%	—%	to	3.55%	(12.67)%	to	(10.07)%
2021	745	$16.18	to	$41.48	$20,405	2.47%	—%	to	3.55%	(5.01)%	to	(2.17)%
2020	830	$17.12	to	$42.40	$23,452	3.41%	—%	to	3.55%	0.55%	to	3.47%
2019	889	$17.03	to	$40.98	$24,617	2.94%	—%	to	3.55%	1.92%	to	4.86%
2018	1,032	$16.71	to	$39.08	$27,629	2.76%	—%	to	3.55%	(2.84)%	to	(0.02)%
Invesco Oppenheimer V.I. International Growth Fund
2022	—	$26.79	to	$26.79	$4	—%	0.35%	to	0.35%	(27.42)%	to	(27.42)%
2021	1	$36.91	to	$36.91	$27	—%	0.35%	to	0.35%	9.74%	to	9.74%
2020	—	$33.63	to	$33.63	$6	0.66%	0.35%	to	0.35%	20.62%	to	20.62%
2019	—	$27.89	to	$27.89	$5	0.34%	0.35%	to	0.35%	27.50%	to	27.50%
2018	1	$21.87	to	$21.87	$13	0.60%	0.35%	to	0.35%	(19.83)%	to	(19.83)%
Invesco V.I. American Value Fund
2022	—	$51.59	to	$51.59	$22	0.37%	0.35%	to	0.35%	(3.20)%	to	(3.20)%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2021	1	$53.29	to	$53.29	$33	0.36%	0.35%	to	0.35%	27.18%	to	27.18%
2020	—	$41.90	to	$41.90	$15	0.43%	0.35%	to	0.35%	0.50%	to	0.50%
2019	1	$41.69	to	$41.69	$26	0.43%	0.35%	to	0.35%	24.27%	to	24.27%
2018	1	$33.55	to	$33.55	$21	0.20%	0.35%	to	0.35%	(13.17)%	to	(13.17)%
Invesco V.I. Global Strategic Income Fund
2022	5	$16.91	to	$24.58	$102	—%	1.25%	to	2.75%	(13.86)%	to	(12.77)%
2021	6	$19.63	to	$28.18	$126	4.61%	1.25%	to	2.75%	(6.03)%	to	(4.84)%
2020	6	$20.89	to	$29.61	$141	5.80%	1.25%	to	2.75%	0.59%	to	1.87%
2019	7	$20.77	to	$29.07	$149	3.74%	1.25%	to	2.75%	7.80%	to	9.16%
2018	7	$19.26	to	$26.63	$152	4.88%	1.25%	to	2.75%	(7.00)%	to	(5.82)%
JPMorgan Insurance Trust Core Bond Portfolio
2022	151	$11.20	to	$12.75	$1,869	1.77%	0.35%	to	2.20%	(14.61)%	to	(13.94)%
2021	163	$8.90	to	$14.81	$2,322	1.80%	0.35%	to	2.20%	(3.78)%	to	(2.01)%
2020	181	$13.60	to	$15.27	$2,693	1.96%	0.35%	to	2.20%	5.33%	to	6.19%
2019	149	$12.93	to	$14.38	$2,111	2.28%	0.35%	to	2.20%	5.54%	to	6.38%
2018	115	$12.25	to	$13.52	$1,541	2.40%	0.35%	to	2.20%	(2.39)%	to	(1.61)%
MFS International Intrinsic Value Portfolio
2022	2	$20.99	to	$20.99	$33	0.56%	0.35%	to	0.35%	(24.02)%	to	(24.02)%
2021	1	$27.62	to	$27.62	$38	0.11%	0.35%	to	0.35%	9.89%	to	9.89%
2020	1	$25.14	to	$25.14	$14	0.80%	0.35%	to	0.35%	19.79%	to	19.79%
2019	1	$20.98	to	$20.98	$12	1.49%	0.35%	to	0.35%	25.21%	to	25.21%
2018	1	$16.76	to	$16.76	$10	0.92%	0.35%	to	0.35%	(10.04)%	to	(10.04)%
MFS VIT Total Return Bond Portfolio
2022	316	$14.23	to	$17.04	$5,239	2.50%	0.35%	to	2.20%	(16.03)%	to	(15.37)%
2021	333	$16.95	to	$25.29	$6,528	2.52%	0.35%	to	2.20%	(3.20)%	to	(1.41)%
2020	353	$17.48	to	$25.65	$7,134	3.32%	0.35%	to	2.20%	5.81%	to	7.79%
2019	353	$16.54	to	$23.80	$6,711	3.26%	0.35%	to	2.20%	7.55%	to	9.54%
2018	307	$15.38	to	$21.73	$5,395	3.20%	0.35%	to	2.20%	(3.46)%	to	(1.68)%
MFS VIT Utilities Portfolio
2022	—	$44.58	to	$44.58	$7	2.23%	0.35%	to	0.35%	0.13%	to	0.13%
2021	—	$44.52	to	$44.52	$7	1.54%	0.35%	to	0.35%	13.43%	to	13.43%
2020	—	$39.25	to	$39.25	$6	2.25%	0.35%	to	0.35%	5.25%	to	5.25%
2019	—	$37.29	to	$37.29	$6	3.83%	0.35%	to	0.35%	24.37%	to	24.37%
2018	—	$29.98	to	$29.98	$5	0.86%	0.35%	to	0.35%	0.46%	to	0.46%
PIMCO VIT Balanced Allocation Portfolio
2022	1,710	$9.91	to	$11.88	$19,943	0.97%	—%	to	3.55%	(18.68)%	to	(17.28)%
2021	1,843	$12.18	to	$14.37	$26,023	0.09%	—%	to	3.55%	2.61%	to	9.43%
2020	948	$12.26	to	$13.13	$12,288	1.00%	1.15%	to	2.20%	8.72%	to	9.58%
2019	1,054	$11.26	to	$11.98	$12,484	2.16%	1.15%	to	2.20%	16.41%	to	17.36%
2018	1,161	$9.67	to	$10.21	$11,736	1.30%	1.15%	to	2.20%	(7.65)%	to	(6.90)%
PIMCO VIT CommodityRealReturn Strategy Portfolio
2022	204	$6.12	to	$11.70	$1,473	21.48%	—%	to	3.55%	4.99%	to	8.24%
2021	257	$5.82	to	$10.81	$1,740	4.20%	—%	to	3.55%	28.88%	to	32.88%
2020	326	$4.51	to	$8.14	$1,706	6.53%	—%	to	3.55%	(1.95)%	to	1.00%
2019	364	$4.60	to	$8.06	$1,933	4.51%	—%	to	3.55%	7.81%	to	11.04%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	371	$4.27	to	$7.26	$1,819	2.09%	—%	to	3.55%	(16.93)%	to	(14.43)%
PIMCO VIT Emerging Markets Bond Portfolio
2022	313	$12.30	to	$18.28	$5,111	4.83%	—%	to	3.55%	(18.66)%	to	(16.78)%
2021	328	$15.08	to	$22.47	$6,441	4.47%	—%	to	3.55%	(5.97)%	to	(3.78)%
2020	387	$16.00	to	$23.90	$7,924	4.60%	—%	to	3.55%	2.97%	to	5.38%
2019	421	$15.50	to	$24.44	$8,216	4.43%	—%	to	3.55%	10.79%	to	13.37%
2018	492	$13.95	to	$22.00	$8,494	4.13%	—%	to	3.55%	(8.07)%	to	(5.92)%
PIMCO VIT Global Core Bond (Hedged) Portfolio
2022	1,016	$7.20	to	$9.26	$9,135	1.60%	—%	to	3.55%	(14.62)%	to	(12.76)%
2021	1,147	$8.43	to	$10.62	$11,860	2.10%	—%	to	3.55%	(4.95)%	to	(1.01)%
2020	848	$9.00	to	$10.93	$9,149	6.11%	1.15%	to	3.55%	4.49%	to	6.61%
2019	955	$8.61	to	$10.25	$9,668	2.22%	1.15%	to	3.55%	4.28%	to	6.39%
2018	1,052	$8.26	to	$9.64	$10,023	1.68%	1.15%	to	3.55%	(2.35)%	to	(0.36)%
PIMCO VIT High Yield Portfolio
2022	2,108	$14.79	to	$31.40	$47,773	5.05%	—%	to	3.55%	(13.29)%	to	(10.61)%
2021	2,361	$17.05	to	$35.13	$60,731	4.44%	—%	to	3.55%	0.17%	to	3.27%
2020	2,719	$17.02	to	$34.02	$68,447	4.84%	—%	to	3.55%	2.21%	to	5.39%
2019	3,153	$16.66	to	$32.28	$76,529	4.96%	—%	to	3.55%	10.92%	to	14.35%
2018	3,570	$15.02	to	$28.23	$76,655	5.10%	—%	to	3.55%	(5.93)%	to	(3.00)%
PIMCO VIT Long-Term U.S. Government Portfolio
2022	11	$19.20	to	$32.33	$257	2.04%	—%	to	2.75%	(30.43)%	to	(28.89)%
2021	11	$27.59	to	$45.46	$374	1.59%	—%	to	2.75%	(6.85)%	to	(4.78)%
2020	17	$29.62	to	$47.74	$590	1.68%	—%	to	2.75%	14.85%	to	17.41%
2019	11	$25.79	to	$30.44	$311	1.99%	—%	to	2.75%	10.88%	to	11.77%
2018	7	$23.26	to	$27.23	$183	2.42%	—%	to	2.75%	(4.51)%	to	(3.74)%
PIMCO VIT Low Duration Portfolio
2022	9	$18.18	to	$18.18	$162	1.98%	0.35%	to	0.35%	(6.07)%	to	(6.07)%
2021	4	$19.36	to	$19.36	$84	0.52%	0.35%	to	0.35%	(1.27)%	to	(1.27)%
2020	5	$19.61	to	$19.61	$105	1.14%	0.35%	to	0.35%	2.63%	to	2.63%
2019	2	$19.11	to	$19.11	$47	2.79%	0.35%	to	0.35%	3.67%	to	3.67%
2018	3	$18.43	to	$18.43	$59	1.92%	0.35%	to	0.35%	(0.01)%	to	(0.01)%
PIMCO VIT Real Return Portfolio
2022	1,493	$10.87	to	$29.00	$22,254	6.98%	—%	to	3.55%	(14.76)%	to	(12.22)%
2021	1,600	$12.75	to	$33.03	$27,530	4.94%	—%	to	3.55%	2.18%	to	5.24%
2020	1,775	$12.48	to	$31.39	$29,506	1.41%	—%	to	3.55%	8.08%	to	11.33%
2019	2,063	$11.55	to	$28.19	$31,244	1.66%	—%	to	3.55%	4.92%	to	8.07%
2018	2,333	$11.00	to	$26.09	$33,152	2.48%	—%	to	3.55%	(5.40)%	to	(2.55)%
PIMCO VIT StocksPLUS Global Portfolio
2022	468	$12.64	to	$16.97	$7,236	1.18%	0.35%	to	3.55%	(21.49)%	to	(19.65)%
2021	516	$16.11	to	$21.12	$10,011	0.12%	0.35%	to	3.55%	15.34%	to	17.85%
2020	578	$13.96	to	$17.92	$9,602	1.16%	0.35%	to	3.55%	9.25%	to	11.89%
2019	675	$12.78	to	$16.01	$10,093	1.56%	0.35%	to	3.55%	23.26%	to	26.09%
2018	784	$10.37	to	$12.70	$9,372	1.57%	0.35%	to	3.55%	(13.74)%	to	(11.85)%
PIMCO VIT Total Return Portfolio
2022	3,974	$11.74	to	$26.45	$72,272	2.61%	—%	to	3.55%	(17.17)%	to	(14.31)%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2021	4,276	$14.16	to	$30.97	$92,360	1.82%	—%	to	3.55%	(4.57)%	to	(1.27)%
2020	3,696	$14.82	to	$31.48	$81,796	2.14%	—%	to	3.55%	5.02%	to	8.66%
2019	4,085	$14.10	to	$29.07	$84,759	3.02%	—%	to	3.55%	4.75%	to	7.99%
2018	4,406	$13.45	to	$26.92	$85,463	2.54%	—%	to	3.55%	(3.87)%	to	(0.88)%
T. Rowe Price Blue Chip Growth Portfolio
2022	—	$47.30	to	$47.30	$6	—%	0.35%	to	0.35%	(38.88)%	to	(38.88)%
2021	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2020	1	$66.19	to	$66.19	$71	—%	0.35%	to	0.35%	33.45%	to	33.45%
2019	1	$49.60	to	$49.60	$53	—%	0.35%	to	0.35%	29.12%	to	29.12%
2018	1	$38.41	to	$38.41	$41	—%	0.35%	to	0.35%	1.29%	to	1.29%
T. Rowe Price Equity Income Portfolio
2022	3	$38.48	to	$38.48	$106	1.77%	0.35%	to	0.35%	(3.92)%	to	(3.92)%
2021	2	$40.05	to	$40.05	$65	1.39%	0.35%	to	0.35%	24.78%	to	24.78%
2020	2	$32.10	to	$32.10	$52	2.11%	0.35%	to	0.35%	0.60%	to	0.60%
2019	2	$31.90	to	$31.90	$52	2.08%	0.35%	to	0.35%	25.60%	to	25.60%
2018	2	$25.40	to	$25.40	$41	1.79%	0.35%	to	0.35%	(10.01)%	to	(10.01)%
T. Rowe Price Health Sciences Portfolio
2022	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2021	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2020	—	$116.87	to	$116.87	$16	—%	0.35%	to	0.35%	28.82%	to	28.82%
2019	—	$90.72	to	$90.72	$12	—%	0.35%	to	0.35%	28.18%	to	28.18%
2018	—	$70.78	to	$70.78	$9	—%	0.35%	to	0.35%	0.50%	to	0.50%
Templeton Global Bond VIP Fund
2022	1,136	$20.84	to	$55.92	$41,861	—%	—%	to	3.55%	(8.03)%	to	(5.28)%
2021	1,314	$22.65	to	$59.04	$51,973	—%	—%	to	3.55%	(8.08)%	to	(5.32)%
2020	1,371	$24.63	to	$62.36	$58,232	8.33%	—%	to	3.55%	(8.36)%	to	(5.61)%
2019	1,459	$26.86	to	$66.07	$66,699	7.06%	—%	to	3.55%	(1.30)%	to	1.66%
2018	1,559	$27.20	to	$64.99	$71,093	—%	—%	to	3.55%	(1.39)%	to	1.58%

1 Period from June 18, 2021 (fund commencement) to December 31, 2021

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the Variable Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated, based on the products available to the contractholders. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units such as the contract maintenance charges and rider charges for the optional benefits, and expenses of the underlying funds are excluded. Mortality and expense risk and administrative charges for all funds in annuitized contracts are excluded from the expense ratio.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the Variable Account for products held at the time by contractholders. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Funds with a date notation, as shown above, indicate the effective date of that fund in the Variable Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values. Based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented and are not annualized.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2022

**** Units Outstanding excludes units for annuitized contracts. Total Net Assets includes the net assets of the annuitized contracts. Total net assets of annuitized contracts at December 31, 2022, 2021, 2020, 2019 and 2018, are $460, $492, $660, $698, and $644, respectively.

The following open/available funds had no activity for the years or periods ended December 31, 2022, 2021, 2020, 2019 and 2018, and therefore, were not listed in the Financial Highlights:

BlackRock Equity Dividend V.I. Fund
Delaware Ivy VIP Asset Strategy Portfolio
Delaware Ivy VIP Energy Portfolio
Delaware Ivy VIP Science and Technology Portfolio
Invesco V.I. Balanced-Risk Allocation Fund
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

(7) Subsequent Events

No material subsequent events have occurred since December 31, 2022 through April 5, 2023, the date at which the financial statements were issued, that would require adjustment to the financial statements.

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Financial Statements
December 31, 2022 and 2021
(With Report of Independent Auditors Thereon)

Report of Independent Auditors

To the Board of Directors of Allianz Life Insurance Company of New York

Opinions

We have audited the accompanying statutory financial statements of Allianz Life Insurance Company of New York (the "Company"), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, of capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions
We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.
The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

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Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:
a.Exercise professional judgment and maintain professional skepticism throughout the audit.
b.Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
c.Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
d.Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
e.Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota
April 7, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
December 31, 2022 and 2021
(Dollars in thousands, except share data)

Admitted Assets	2022	2021
Cash and invested assets:
Bonds	$647,422	580,114
Cash and cash equivalents	22,009	29,047
Policy loans	185	106
Derivative assets	—	700
Receivables for securities	1,456	724
Total cash and invested assets	671,072	610,691
Investment income due and accrued	4,719	4,480
Deferred tax asset, net	8,439	6,772
Other assets	475	2,313
Admitted assets, exclusive of separate account assets	684,705	624,256
Separate account assets	4,347,526	4,447,304
Total admitted assets	$5,032,231	5,071,560

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
December 31, 2022 and 2021
(Dollars in thousands, except share data)

Liabilities and Capital and Surplus	2022	2021
Policyholder liabilities:
Life policies and annuity contracts	$459,725	388,469
Accident and health policies	83,151	78,678
Deposit-type contracts	6,735	6,122
Life policy and contract claims	21	71
Accident and health policy and contract claims	433	258
Total policyholder liabilities	550,065	473,598
General expenses due and accrued	1,108	494
Due from separate accounts	(64,853)	(38,810)
Payable to parent and affiliates	5,176	4,793
Current income taxes	3,548	6,005
Asset valuation reserve	12,862	10,141
Other liabilities	5,235	5,025
Liabilities, exclusive of separate account liabilities	513,141	461,246
Separate account liabilities	4,347,526	4,447,304
Total liabilities	4,860,667	4,908,550
Capital and surplus:
Common stock, $10 par value. Authorized, issued, and outstanding 200,000 shares at December 31, 2022 and 2021	2,000	2,000
Additional paid-in capital	102,500	72,500
Unassigned surplus	67,064	88,510
Total capital and surplus	171,564	163,010
Total liabilities and capital and surplus	$5,032,231	5,071,560

See accompanying notes to statutory financial statements.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Statements of Operations
Years ended December 31, 2022, 2021, and 2020
(Dollars in thousands)

	2022	2021	2020
Income:
Premiums and annuity considerations	$656,597	688,560	428,499
Consideration for supplementary contracts	2,242	1,042	3,445
Net investment income	18,100	16,177	18,028
Commissions and expense allowances on reinsurance ceded	1,146	578	291
Fees from separate accounts	58,894	66,792	66,045
Total income	736,979	773,149	516,308
Benefits and other expenses:
Policyholder benefits	43,865	40,707	34,640
Surrenders	230,201	240,826	209,892
Change in aggregate reserves and deposit funds	76,056	(17,165)	1,842
Commissions and other agent compensation	46,104	47,602	31,709
General and administrative expenses	36,832	30,752	25,166
Net transfers to separate accounts	351,286	358,538	186,015
Total benefits and other expenses	784,344	701,260	489,264
Income from operations before income taxes and net realized capital gain	(47,365)	71,889	27,044
Income tax expense	3,586	6,319	1,280
Net (loss) income from operations before net realized capital gain	(50,951)	65,570	25,764
Net realized capital gain (loss), net of taxes and interest maintenance reserve	22,638	(59,957)	(41,220)
Net (loss) income	$(28,313)	5,613	(15,456)

See accompanying notes to statutory financial statements.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Statements of Capital and Surplus
Years ended December 31, 2022, 2021, and 2020
(Dollars in thousands)

	2022	2021	2020
Capital and surplus at beginning of year	$163,010	155,969	171,336
Net (loss) income	(28,313)	5,613	(15,456)
Change in unrealized capital gain (loss)	4,843	1,534	(1,845)
Change in net deferred income tax	8,856	3,807	5,397
Change in nonadmitted assets	(4,124)	(1,308)	(1,698)
Capital contribution from parent	30,000	—	—
Other changes in capital and surplus	(2,708)	(2,605)	(1,765)
Capital and surplus at end of year	$171,564	163,010	155,969

See accompanying notes to statutory financial statements.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Statements of Cash Flow
Years ended December 31, 2022, 2021, and 2020
(Dollars in thousands)

	2022	2021	2020
Cash flows from operating activities:
Revenues:
Premiums and annuity considerations, net	$658,838	689,603	432,042
Net investment income	20,141	19,340	21,039
Other income	60,035	67,367	66,336
Total cash provided by operating activities	739,014	776,310	519,417
Benefits and expenses paid:
Benefit and loss-related payments	272,409	279,458	242,416
Commissions, expenses paid, and aggregate write-ins for deductions	82,323	78,441	56,583
Net transfers to separate accounts	377,329	337,054	189,376
Income tax paid (benefit received), net	6,004	2,310	(7,436)
Total cash used in operating activities	738,065	697,263	480,939
Net cash provided by operating activities	949	79,047	38,478
Cash flows from investing activities:
Proceeds from investments sold, matured, or repaid:
Bonds	97,922	82,882	152,052
Derivatives	29,969	—	—
Miscellaneous proceeds	—	36	374
Total cash provided by investing activities	127,891	82,918	152,426
Cost of investments acquired:
Bonds	166,219	91,367	171,141
Derivatives	—	58,296	42,397
Miscellaneous applications	1,284	574	—
Total cash used in investing activities	167,503	150,237	213,538
Net cash used in investing activities	(39,612)	(67,319)	(61,112)
Cash flows from financing and miscellaneous activities:
Capital Contribution	30,000	—	—
Change in payable to parent and affiliates	383	891	518
Other	1,242	(209)	(2,260)
Net cash provided by (used in) financing and miscellaneous activities	31,625	682	(1,742)
Net (decrease) increase in cash and cash equivalents	(7,038)	12,410	(24,376)
Cash and cash equivalents:
Beginning of year	29,047	16,637	41,013
End of year	$22,009	29,047	16,637

See accompanying notes to statutory financial statements.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(1)Organization and Nature of Operations
Allianz Life Insurance Company of New York (the Company) is a wholly-owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA). AZOA is a wholly-owned subsidiary of Allianz Europe, B.V., which is a wholly-owned subsidiary of Allianz SE. Allianz SE is a European company registered in Munich, Germany, and is the Company's ultimate parent.
The Company is a life insurance company licensed to sell annuity, group and individual life, group and individual accident and health policies in six states and the District of Columbia. Based on statutory net premium written, the Company's business is predominately annuity. The annuity business consists of variable-indexed annuities and closed blocks of variable, fixed and fixed-indexed annuities. The life business includes term life policies and closed blocks of universal life policies. Accident and health business is primarily comprised of closed blocks of long-term care (LTC) insurance. The Company's primary distribution channel is through broker-dealers.
After evaluating the Company’s ability to continue as a going concern, management is not aware of any conditions or events which raise substantial doubt concerning the Company’s ability to continue as a going concern as of the date of filing these Statutory Financial Statements.
(2)    Summary of Significant Accounting Policies
(a)    Basis of Presentation
The Statutory Financial Statements have been prepared in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services (the Department). The Department recognizes statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company and its solvency under New York insurance law. The state of New York has adopted the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles (SAP). The state of New York has also adopted certain prescribed accounting practices that differ from those found in NAIC SAP. The Company has no material statutory accounting practices that differ from those of the Department or NAIC SAP. These practices differ in some respects from accounting principles generally accepted in the United States of America (U.S. GAAP). The effects of these differences, while not quantified, are presumed to be material to the Statutory Financial Statements. The more significant of these differences are as follows:
(1)    Acquisition costs, such as commissions and other costs incurred in connection with acquiring new and renewal business, are charged to current operations as incurred. Under U.S. GAAP, acquisition costs that are directly related to the successful acquisition of insurance contracts are capitalized and charged to operations as the corresponding revenues or future profits are recognized.
(2)    Aggregate reserves for life policies and annuity contracts, excluding variable annuities, are based on statutory mortality and interest assumptions without consideration for lapses or withdrawals. Under U.S. GAAP, aggregate reserves consider lapses and withdrawals.
(3)    Ceded reinsurance recoverable are netted against their related reserves within Policyholder liabilities, Life policies and annuity contracts and Life policy and contract claims, on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Under U.S. GAAP, these ceded reserves are presented on a gross basis as an asset.
(4)    Bonds are carried at values prescribed by the NAIC, generally amortized cost, except for those with an NAIC rating of 6, which are reported at the lower of amortized cost or fair value. Under U.S. GAAP, bonds classified as “available-for-sale” are carried at fair value, with unrealized gains and losses recorded in stockholder’s equity.
(5)    Changes in deferred income taxes are recorded directly to Unassigned surplus. Under U.S. GAAP, these items are generally recorded as an item of income tax benefit or expense in operations. Moreover, under NAIC SAP, a valuation allowance may be recorded against the deferred tax asset (DTA) and admittance

8 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

testing may result in an additional charge to capital and surplus for nonadmitted portions of DTAs. Under U.S. GAAP, a valuation allowance may be recorded against the DTA and reflected as an expense.
(6)    The Company is required to establish an asset valuation reserve (AVR) liability and an interest maintenance reserve (IMR) liability. The AVR provides for a standardized statutory investment valuation reserve for certain invested assets. Changes in this reserve are recorded as direct charges or credits to Unassigned surplus. The IMR is designed to defer net realized capital gains and losses, net of tax, resulting from changes in the level of prevailing market interest rates and amortize them into income within the Statutory Statements of Operations over the remaining life of the investment sold. The IMR represents the unamortized portion of applicable investment gains and losses as of the balance sheet date. There is no such concept under U.S. GAAP.
(7)    Certain assets designated as “nonadmitted assets” are not recognized and are charged directly to Unassigned surplus within the Statutory Statements of Capital and Surplus. These include, but are not limited to, furniture and fixtures, prepaid expenses, receivables outstanding greater than 90 days, negative IMR, and portions of DTAs. There is no such concept under U.S. GAAP.
(8)    A provision is made for amounts ceded to unauthorized reinsurers in excess of collateral in the form of a trust or letter of credit through a direct charge to Unassigned surplus within the Statutory Statements of Capital and Surplus. There is no such requirement under U.S. GAAP.
(9)    Revenues for universal life policies and annuity contracts, excluding deposit-type contracts, are recognized as revenue when received within the Statutory Statements of Operations. Under U.S. GAAP, policy and contract fees charged for the cost of insurance, policy administrative charges, amortization of policy initiation fees, and surrender contract charges are recorded as revenues when earned.
(10)    Benefits for universal life policies and annuity contracts within the Statutory Statements of Operations, excluding deposit-type contracts, consist of payments made to policyholders. Under U.S. GAAP, benefits represent interest credited, and claims and benefits incurred in excess of the policyholder’s contract balance.
(11)    Changes in the fair value of derivatives are recorded as direct adjustments to Unassigned surplus as a component of Change in unrealized capital gains (losses) within the Statutory Statements of Capital and Surplus. Under U.S. GAAP, changes in the fair value of derivatives are recorded in derivative income (loss) as part of operating income.
(12)    Commissions allowed by reinsurers on business ceded are reported as income when received within the Statutory Statements of Operations. Under U.S. GAAP, such commissions are deferred and amortized as a component of deferred acquisition costs to the extent recoverable.
(13)    The Statutory Financial Statements do not include a statement of comprehensive income as required under U.S. GAAP.
(14)    The Statutory Statements of Cash Flow do not classify cash flows consistent with U.S. GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.
(15)    The calculation of reserves and transfers in the separate account statement requires the use of a Commissioners Annuity Reserve Valuation Method (CARVM) allowance on annuities for NAIC SAP. There is no such requirement under U.S. GAAP.
(16)    Sales inducements and premium bonuses are included in Life policies and annuity contracts in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus, and are charged to current operations as incurred. Under U.S. GAAP, deferred sales inducements and premium bonuses are similarly reserved; however, the costs are capitalized as assets and charged to operations as future profits are recognized in a manner similar to acquisition costs.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(17)    Negative cash balances are presented as a negative asset within the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. These balances are presented as a liability under U.S. GAAP.
(18)    Embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument. Under U.S. GAAP, entities must separate the embedded derivative from the host contracts and separately account for those embedded derivatives at fair value.
(19)    For variable-indexed annuities, the Department requires the Company to maintain a separate asset portfolio to back related reserves. These assets and liabilities are required to be included as part of the Separate account assets and Separate account liabilities presented on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Under U.S. GAAP, there is no such requirement.
(b)    Permitted and Prescribed Statutory Accounting Practices
The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis permitted or prescribed by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted or prescribed practices that differ from NAIC SAP that had an impact on net income or surplus as of December 31, 2022, 2021, and 2020.
(c)    Use of Estimates
The preparation of Statutory Financial Statements in conformity with NAIC SAP requires management to make certain estimates and assumptions that affect reported amounts of admitted assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of December 31, 2022 and 2021, and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used within the Statutory Financial Statements. Such changes in estimates are recorded in the period they are determined.
(d)    Premiums and Annuity Considerations
Life premiums are recognized as income over the premium paying period of the related policies. Nondeposit-type annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies.
(e)    Aggregate Reserves for Life Policies and Annuity Contracts
Reserves are principally calculated as the minimum reserves permitted by the state where the contract is issued for the year in which the contract is issued.
For the Company’s fixed annuity product lines, reserves are calculated using CARVM. The Company uses both issue year for fixed-indexed and change in fund basis for deferred fixed-interest annuities for the calculation method, on a continuous basis, using the maximum allowable interest rate. Deferred fixed-indexed and fixed-interest annuities only have a single-tier structure, which may include bonuses.
For the Company’s variable and variable-indexed annuity product lines, reserves are calculated using NY Regulation 213, for guaranteed benefits with adequacy confirmed using stochastic scenario testing. Variable deferred annuities include a wide range of guaranteed minimum death benefits and living benefits (income, accumulation, and withdrawal).
Aggregate reserves for life insurance policies are principally calculated using the Commissioners Reserve Valuation Method (CRVM) or VM-20, Requirements for Principle-Based Reserves for Life Products, depending on the policy's issue date. Additional reserves are held for supplemental benefits and for contracts with secondary guarantees, consistent with prescribed regulations and actuarial guidelines.

10 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

The Company performs an annual asset adequacy analysis as required by regulation covering substantially all of its reserves. These tests are not only performed under the required interest rate scenarios, but also under additional stochastically generated interest and equity growth scenarios. Sensitivity tests, including policy lapse, annuitization, maintenance expenses, and investment return, are performed to evaluate potential insufficiencies in reserve adequacy. The results of these tests and analysis resulted in additional adequacy reserves recorded of $57,000 and $22,000 at December 31, 2022 and 2021, respectively. For the universal life business, the Department’s Regulation 147 – Valuation of Life Insurance Reserves stand-alone asset adequacy analysis was performed, which resulted in establishing additional reserves of $100 and $100 as of December 31, 2022 and 2021, respectively.
(f)    Aggregate Reserves for Accident and Health Policies
For accident and health business, reserves consist of active life reserves (mainly reserves for unearned premiums and reserves for contingent benefits on individual LTC business) and claim reserves (the present value of amounts not yet due). Claim reserves represent incurred but unpaid claims under group policies. For the LTC business, the Department’s Regulation 56 – Minimum Reserves for Individual Accident and Health Insurance Policies stand‑alone asset adequacy analysis was performed through a gross premium valuation. The testing under the “sound value” requirements resulted in recorded reserves of $36,504 and $34,536 as of December 31, 2022 and 2021, respectively.
(g)    Deposit-type Contracts
Deposit-type contracts represent liabilities to policyholders in a payout status, who have chosen a fixed payout option without life contingencies. The premiums and claims related to deposit-type contracts are not reflected in the Statutory Statements of Operations as they do not have insurance risk. The Company accounts for the contract as a deposit-type contract in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(h)    Policy and Contract Claims
Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses on the Company’s accident and health business. Actuarial reserve development methods are generally used in the determination of IBNR liabilities. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR liability. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or LTC benefits include interest and mortality discounting.
(i)    Reinsurance
The Company cedes business to other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Amounts recoverable from reinsurers represent account balances and unpaid claims covered under reinsurance contracts. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance recoverable and are included in Other assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(j)    Investments
Investment values are determined in accordance with methods prescribed by the NAIC.
Bonds
The Securities Valuation Office (SVO) of the NAIC evaluates the credit quality of the Company’s bond investments. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality), or “5” (lower quality) are reported at cost adjusted for the amortization of premiums, accretion of discounts, and any impairment. Bonds rated at “6” (lowest quality) are carried at the lower of amortized cost or fair value with any adjustments to fair value recorded to Unassigned surplus within the Statutory Statements of Capital and Surplus.

11 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

In accordance with its investment policy, the Company invests primarily in high-grade marketable securities. Dividends are accrued on the date declared and interest is accrued as earned. Premiums or discounts on bonds are amortized using the constant-yield method.
Loan-backed securities and structured securities are amortized using anticipated prepayments, in addition to other less significant factors. Prepayment assumptions for loan-backed and structured securities are obtained from various external sources or internal estimates. The Company believes these assumptions are consistent with those a market participant would use. The Company recognizes income using the modified scientific method based on prepayment assumptions and the estimated economic life of the securities. For structured securities, except impaired bonds, when actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments retrospectively. Any resulting adjustment is included in Net investment income on the Statutory Statements of Operations. For impaired bonds, when adjustments are made for anticipated prepayments and other expected changes in future cash flows, the effective yield is recalculated using the prospective method as required by Statement of Statutory Accounting Principles (SSAP) No. 43R – Loan Backed and Structured Securities (SSAP No. 43R).
Hybrid securities are investments structured to have characteristics of both stocks and bonds. The Company records these securities within Bonds on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
Gross realized gains and losses are computed based on the average amortized cost of all lots held for a particular CUSIP.
The fair value of bonds is obtained from third-party pricing sources whenever possible. Management completes its own independent price verification (IPV) process, which ensures security pricing is obtained from a third-party source other than the sources used by the Company's internal and external investment managers. The IPV process supports the reasonableness of price overrides and challenges by the internal and external investment managers and reviews pricing for appropriateness. Results of the IPV process are reviewed by the Company’s Pricing Committee.
Allianz Life reviews its entire combined investment portfolio, including the investment portfolios of the Company and all other subsidiaries, in aggregate each quarter to determine if declines in fair value are other than temporary.
For bonds for which the fair value is less than amortized cost, the Company evaluates whether a credit loss exists by considering primarily the following factors: (a) the length of time and extent to which the fair value has been less than the amortized cost of the security; (b) changes in the financial condition, credit rating, and near-term prospects of the issuer; (c) whether the issuer is current on contractually obligated interest and principal payments; (d) changes in the financial condition of the security’s underlying collateral, if any; and (e) the payment structure of the security. For loan-backed securities, the Company must allocate other-than-temporary impairments (OTTI) between interest and noninterest-related declines in fair value. Interest-related impairments are considered other than temporary when the Company has the intent to sell the investment prior to recovery of the cost of the investment. The Company maintains a prohibited disposal list that restricts the ability of the investment managers to sell securities in a significant unrealized loss position and requires formal attestations from investment managers regarding their lack of intent to sell certain securities.
Impairments considered to be other-than-temporary are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the Statutory Statements of Operations in the period in which the impairment is determined. Recognition of the realized loss is subject to potential offset by AVR and IMR.
Cash and Cash Equivalents
Cash and cash equivalents may include cash on hand, demand deposits, money market funds, and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the carrying value is deemed to approximate fair value.

12 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

Policy Loans
Policy loans are supported by the underlying cash value of the policies. Policy loans are carried at unpaid principal balances plus accrued interest income on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The unpaid principal balances are not in excess of the cash surrender values of the related policies.
Receivables for Securities
Receivables and payables for securities are carried at fair value on the trade date and represent a timing difference on securities that are traded at the balance sheet date but not settled until subsequent to the balance sheet date. Receivables and payables for securities are included in Receivables for securities and Other liabilities, respectively, on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(k)    Derivatives
The Company utilizes derivatives within certain actively managed investment portfolios for hedging purposes.
Futures and Options Contracts
The Company provides benefits through certain annuity products which are linked to the fluctuation of various market indices, and certain variable annuity contracts that provide minimum guaranteed benefits. The Company has analyzed the characteristics of these benefits and has entered into over-the-counter (OTC) option contracts and exchange-traded futures contracts tied to an underlying index with similar characteristics with the objective to economically hedge these benefits. Management monitors in-force amounts as well as option and futures contract values to ensure satisfactory matching and to identify unsatisfactory mismatches. If actual persistency deviated, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.
The OTC option contracts are reported at fair value in Derivative assets and Derivative liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The fair value of the OTC options is derived internally and deemed by management to be reasonable via performing an IPV process. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. Incremental gains and losses from expiring options are included in Net realized capital gain (loss) on the Statutory Statements of Operations. The liability for the related policyholder benefits is reported in Life policies and annuity contracts on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The unrealized gain or loss on open OTC option contracts is recognized as a direct adjustment to Unassigned surplus within the Statutory Statements of Capital and Surplus. Any unrealized gains or losses on open OTC option contracts are recognized as realized when the contracts mature (see Note 5 for further discussion).
Futures contracts do not require an initial cash outlay, and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded as of the end of the reporting period. A derivative asset or liability and an offsetting variation margin payable or receivable is recorded in Derivative assets or Derivative liabilities in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus for the outstanding unpaid variation margin representing market movements on the last trading day of the year.
Gains and losses are not considered realized until the termination or expiration of the futures contract. Unrealized gains and losses on futures contracts are reflected in the Statutory Statements of Capital and Surplus in Unassigned surplus, within Change in unrealized capital gains (loss). Realized gains and losses on futures contracts are included in the Statutory Statements of Operations, Net realized capital gain (loss), net of taxes and interest maintenance reserve.

13 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

Total Return Swaps
The Company utilizes total return swaps (TRS) also to economically hedge market risks embedded in certain annuities. TRS contracts are reported at fair value in Derivative assets or Derivative liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The fair value of the TRS is based on counterparty pricing and deemed by management to be reasonable. Changes in unrealized gains and losses on the swaps are recorded as a direct adjustment to Unassigned surplus within the Statutory Statements of Capital and Surplus.
(l)    Income Taxes
The Company files a consolidated federal income tax return with AZOA. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code (IRC) and its related regulations and reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company generally will be paid for the tax benefit of any of their tax attributes used by any member of the consolidated group.
The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Any such change could significantly affect the amounts reported in the Statutory Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. DTAs and deferred tax liabilities (DTLs), net of the nonadmitted portion are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross DTAs and DTLs are measured using enacted tax rates and are considered for admitted tax asset status according to the admissibility test as set forth by the state of New York. Changes in DTAs and DTLs, including changes attributable to changes in tax rates, are recognized as a component of Unassigned surplus on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(m)    Separate Accounts
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable and variable-indexed annuity contract holders. Separate account assets are reported at fair value in accordance with SSAP No. 56 – Separate Accounts (SSAP No. 56), with the exception of certain bonds, cash, cash equivalents, and investment income due and accrued. Certain assets that are allocated to the index options for the Allianz Index Advantage New York Variable Annuity (VIA), as listed above, are carried at amortized cost in accordance with the product filing requirements in the state of New York.
Amounts due from separate accounts primarily represent the difference between the surrender value of the contracts and the Separate account liability as disclosed on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. This receivable represents the surrender fee that would be paid to the Company upon the surrender of the policy or contract by the policyholder or contract holder as of December 31. Amounts charged to the contract holders for mortality and contract maintenance, and other administrative services fees are included in income within Fees from separate accounts on the Statutory Statements of Operations. These fees have been earned and assessed against contract holders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Transfers to separate accounts within the Statutory Statements of Operations primarily includes transfers for

14 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

new premium and annuity considerations, benefit payments, surrender charge wear-off, realized and unrealized investment gains/losses, investment income, and other contractholder behavior.
(n)    Receivables
Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Any balances outstanding more than 90 days are nonadmitted on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(o)    Reclassifications
Prior year balances have not been reclassified to conform to the current year presentation.
(3)    Accounting Changes and Corrections of Errors
Accounting Changes
Recently Issued Accounting Standards – Adopted in 2022
Not applicable.
Recently Issued Accounting Standards – Adopted in 2021
In 2021, the NAIC extended the following interpretations (INT) in response to the COVID-19 pandemic:
•INT 20-03, Troubled Debt Restructuring due to COVID-19. This INT followed the interagency COVID-19 guidance issued by federal and state prudential banking regulators (and concurred by the FASB) and the Coronavirus Aid, Relief, and Economic Security (CARES) Act. Specifically, a modification of a mortgage loan or bank loan terms did not result in troubled debt restructurings as long as the modification was in response to COVID-19, the borrower was current at the time of the modification, and the modification was short-term. In addition, insurers were not required to designate mortgage loans or bank loans with deferrals granted due to COVID-19 as past due or report them as nonaccrual loans. This INT was effective for the period beginning March 1, 2020 and originally expired on December 31, 2020. In January 2021, the provisions in this INT were extended updating the effective period to be the earlier of January 1, 2022 or the date that is 60 days after the date on which the national emergency declared by the President terminates. This INT did not impact the Company.
•INT 20-07, Troubled Debt Restructuring of Certain Debt Investments Due to COVID-19. This INT provided temporary guidance by allowing practical expedients when assessing whether modifications made to debt securities (under SSAP 26R and 43R) due to COVID-19 are insignificant. Specifically, the guidance proposed restructurings in response to COVID-19 are considered to be insignificant if the restructuring resulted in a 10% or less shortfall amount in the contractual amount due and did not extend the maturity of the investment by more than 3 years. This INT was effective for the period beginning March 1, 2020 and originally expired on December 31, 2020. In January 2021, the provisions in this INT were extended updating the effective period to be the earlier of January 1, 2022 or the date that is 60 days after the date on which the national emergency declared by the President terminates. This INT did not impact the Company.
In 2016, the NAIC adopted revisions to SSAP No. 51R, Life Contracts and SSAP No. 54, Individual and Group Accident and Health Contracts, Issue Paper No. 154, Implementation of Principles-Based Reserving. These revisions relate to the adoption of the Valuation Manual and provides for principles based reserving for Life and Heath contracts. The Valuation Manual is part of the Department Regulation 213. Final adoption of the First Amendment to Regulation 213 was published February 2020 and provides the following revisions: 1) VM-20, Requirements for Principle-Based Reserves for Life Products, is effective January 1, 2020. However, an insurer could request a one-year delay in adopting this standard. The Company adopted Regulation 213 for life products as of January 1, 2021 for new business issued January 1, 2021 and later, in accordance with its agreement with the Department. The adoption resulted in an immaterial impact. 2) VM-21, Requirements for Principle-Based Reserves for Variable

15 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

Annuities was adopted in 2020. 3) VM-22, Statutory Maximum Valuation Interest Rates for Income Annuities, VM-25, Health Insurance Reserves Minimum Requirements, and VM-26, Credit Life and Disability Reserve Requirements, are not applicable as the Company does not issue these contracts.
Recently Issued Accounting Standards – Adopted in 2020
In 2019, the NAIC adopted revisions to both Actuarial Guideline 43 and VM-21, effective January 1, 2020. The implementation of the Regulation 213 revisions as of January 1, 2020 resulted in no change in reserves. The portion of the Standard reserve that was impacted with the implementation of Regulation 213 did not exceed the offsetting hedge component within the calculation after the changes, resulting in no impact to the reported reserve. The 2019 amendments to VM-21 allow an optional phase-in of the increase which the Company did not elect. 3) VM-22, Statutory Maximum Valuation Interest Rates for Income Annuities, VM-25, Health Insurance Reserves Minimum Requirements, and VM-26, Credit Life and Disability Reserve Requirements, are not applicable as the Company does not issue these contracts.
In August 2019, the NAIC adopted SSAP No. 22R, Leases. This revised standard is a substantive revision, reorganization, and clarification of SSAP 22. It adopts much of the language of US GAAP Accounting Standards Update (ASU) 2016-02, Leases, but retains operating lease accounting for Statutory accounting. It was effective January 1, 2020, with early adoption permitted. The Company adopted these revisions effective January 1, 2020. There was no impact on net income or surplus during the year ended December 31, 2020, as a result of adopting the revisions.
In March 2020, the NAIC adopted INT 20-01, Reference Rate Reform. The interpretation adopted the optional guidance outlined in ASU 2020-04, Reference Rate Reform, for a limited period of time to ease the potential burden on accounting for reference rate reform. The practical expedients outlined in the interpretation are for modifications solely related to reference rate reform and optionally suspends assessments for re-measuring a contract and de-designating a hedge relationship. This interpretation is effective on the date of adoption and expires on December 31, 2022. The Company adopted the optional guidance in this interpretation effective March 12, 2020. As of December 31, 2020, the Company has not made any modifications to financial assets or liabilities as a result of reference rate reform.
In April, May, June, and August 2020, the NAIC adopted and extended, the following interpretations (INT) in response to the COVID-19 pandemic:
•INT 2020-02, Extension of 90-Day Rule for the Impact of COVID-19. This INT extends a one-time optional extension of the nonadmission assessment guidance for premiums and similar receivables due from policyholders or agents. For receivables that were current prior to the beginning of the declaration of a state of emergency by the U.S. federal government on March 13, 2020 or originated on or after March 13, 2020, insurers may continue to admit assets greater than 90 days past due. This INT is applicable for the March 31, 2020, June 30, 2020, and September 30, 2020 financial statements and expired on December 30, 2020. This INT did not have a material impact to the Company.
•INT 2020-03, Troubled Debt Restructuring Due to COVID-19. This INT follows the interagency COVID-19 guidance issued by federal and state prudential banking regulators (and concurred by the FASB) and the Coronavirus Aid, Relief, and Economic Security (CARES) Act. Specifically, a modification of a mortgage loan or bank loan terms do not result in troubled debt restructurings as long as the modification is in response to COVID-19, the borrower was current at the time of the modification, and the modification is short-term. In addition, insurers are not required to designate mortgage loans or bank loans with deferrals granted due to COVID-19 as past due or report them as nonaccrual loans. This INT was effective for the period beginning March 1, 2020 and originally expired on December 31, 2020. In January 2021, the provisions in this INT were extended updating the effective period to be the earlier of January 1, 2022 or the date that is 60 days after the date on which the national emergency declared by the President terminates. This INT did not have a material impact to the Company.
•INT 2020-04, Mortgage Loan Impairment Assessment Due to COVID-19. This INT defers the impairment assessment for bank loans, mortgage loans, and investments which predominantly hold underlying

16 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

mortgage loans and are impacted by forbearance or modifications in response to COVID-19. This INT is applicable for the March 31, 2020, June 30, 2020, and September 30, 2020 financial statements and expired on December 30, 2020. This INT did not have a material impact to the Company.
•INT 2020-05, Investment Income Due and Accrued. This INT provides temporary relief guidance for assessing the collectability of interest income, admissibility relief of accrued investment income 90 days past due, and clarifies how interest income should be recognized during a payment holiday. This INT is applicable for the June 30, 2020, and September 30, 2020 financial statements and expired on December 30, 2020. This INT did not have did not have a material impact to the Company.
•INT 2020-06, Participation in the 2020 TALF Program. This INT provides guidance for reporting Term Asset-Backed Securities Lending Facility (TALF) loans for the duration of the 2020 TALF program. This INT did not impact the Company as the Company did not participate in this program.
•INT 2020-07, Troubled Debt Restructuring of Certain Debt Investments Due to COVID-19. This INT provides temporary guidance by allowing practical expedients when assessing whether modifications made to debt securities (under SSAP No. 26R and SSAP No. 43R) due to COVID-19 are insignificant. Specifically, the guidance proposes restructurings in response to COVID-19 are considered to be insignificant if the restructuring results in a 10% or less shortfall amount in the contractual amount due and does not extend the maturity of the investment by more than 3 years. This INT was effective for the period beginning March 1, 2020 and originally expired on December 31, 2020. In January 2021, the provisions in this INT were extended updating the effective period to be the earlier of January 1, 2022 or the date that is 60 days after the date on which the national emergency declared by the President terminates. This INT did not have a material impact to the Company.
•INT 2020-08, COVID-19 Premium Refunds, Rate Reductions and Policyholder Dividends. This INT provides guidance for returns or benefits to policyholders. This INT did not impact the Company.
These INTs have an immaterial effect on the financial statements as of December 31, 2020. The Company will continue to monitor these INTs and assess impacts until they are nullified.
In May 2020, the NAIC adopted revisions to SSAP No. 26R, Bonds, which provides clarifying guidance when assessing other than temporary impairments (OTTI) for debt instruments that have been previously modified pursuant to SSAP No. 36, Troubled Debt Restructuring, or SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The revisions to SSAP No. 26R state subsequent OTTI assessments for debt instruments modified under SSAP No. 36 or SSAP No 103 will be based on the modified contractual terms and not revert back to the original acquisition terms. These revisions were effective May 20, 2020 and were subsequently adopted by the Company. There was no impact on net income or surplus during the year ended December 31, 2020, as a result of adopting the revisions.
In November 2020, the NAIC adopted revisions to SSAP No. 43R, Loan-Backed and Structured Securities. The revisions reflect the updated NAIC designation category for residential and commercial mortgage-backed securities that utilize the financial modeling guidance. The revisions were effective November 12, 2020 and was subsequently adopted by the Company. There was no impact on net income or surplus during the year ended December 31, 2020, as a result of adopting the revisions
Recently Issued Accounting Standards – To Be Adopted
Not applicable
Corrections of Errors
The Company records corrections of errors in accordance with SSAP No. 3 – Accounting Changes and Correction of Errors (SSAP No. 3). SSAP No. 3 prescribes that the correction of errors in previously issued Statutory Financial Statements will be reported as an adjustment to capital and surplus in the period the error is detected. These errors are shown within correction of errors, net of tax, on the Statutory Statements of Capital and Surplus.

17 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

During the years ended December 31, 2022, 2021, and 2020 there were no corrections of errors recorded on the Statutory Statements of Capital and Surplus.
(4)    Risk Disclosures
The following is a description of the significant risks facing the Company and how it attempts to mitigate those risks:
(a)    Credit Risk
Credit risk is the risk that issuers of fixed-income securities, or other parties with whom the Company has transactions, such as reinsurers and derivative counterparties, default on their contractual obligations, resulting in unexpected credit losses.
The Company mitigates this risk by adhering to investment policies and limits that provide portfolio diversification on an asset class, asset quality, creditor, and geographical basis, and by complying with investment limitations from applicable state insurance laws and regulations. The Company considers all relevant objective information available in estimating the cash flows related to structured securities. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk is influenced by management’s risk/return preferences, the economic and credit environment, and the ability to manage this risk through liability portfolio management.
For derivative counterparties, the Company mitigates credit risk by tracking and limiting exposure to each counterparty through limits that are reported regularly and, once breached, restricts further trades; establishing relationships with counterparties rated BBB+ and higher; and monitoring the credit default swaps (CDS) of each counterparty as an early warning signal to cease trading when credit default swap spreads imply severe impairment in credit quality.
The Company executes Credit Support Annexes (CSA) with all active and new counterparties which further limits credit risk by requiring counterparties to post collateral to a segregated account to cover any counterparty exposure. Additionally most transactions are cleared through a clearinghouse thereby transferring counterparty risk from the bank to the clearinghouse that tends to have stronger credit. This often leads to increased collateralization and lower counterparty risk for the Company.
(b)    Credit Concentration Risk
Credit concentration risk is the risk of increased exposure to significant asset defaults (of a single security issuer); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit.
The Company’s Finance Committee, responsible for asset/liability management (ALM) issues, recommends an investment policy to the Company’s Board of Directors (BOD) and approves the strategic asset allocation and accompanying investment mandates for an asset manager with respect to asset class. The investment policy and accompanying investment mandates specify asset allocation among major asset classes and the degree of asset manager flexibility for each asset class. The investment policy complies, at a minimum, with state statutes. Compliance with the policy is monitored by the Finance Committee who is responsible for implementing internal controls and procedures. Deviations from the policy are monitored and addressed. The Finance Committee and, subsequently, the BOD review the investment policy at least annually.
To further mitigate this risk, internal concentration limits based on credit rating and sector are established and are monitored regularly by Allianz Life on a consolidated basis. Any ultimate obligor group exceeding these limits is placed on a restricted list to prevent further purchases, and the excess exposure may be actively sold down to comply with concentration limit guidelines. Any exceptions require Chief Risk Officer approval and monitoring by the Risk Committee. Further, the Company performs a quarterly concentration risk calculation to ensure compliance with the State of New York basket clause.

18 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(c)    Liquidity Risk
Liquidity risk is the risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in a realized loss or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Liquidity risk also includes the risk that in the event of a company liquidity crisis, refinancing is only possible at higher interest rates. Liquidity risk can be affected by the maturity of liabilities, the presence of withdrawal penalties, the breadth of funding sources, and terms of funding sources. It can also be affected by counterparty collateral triggers as well as whether anticipated liquidity sources, such as credit agreements, are cancelable.
The Company manages liquidity within four specific domains: (1) monitoring product development, product management, business operations, and the investment portfolio; (2) setting ALM strategies; (3) managing the cash requirements stemming from the Company’s derivative dynamic economic hedging activities; and (4) establishing a liquidity facility with Allianz Life to provide additional liquidity. The Company has established liquidity risk limits, which are approved by the Company’s Risk Committee, and the Company monitors its liquidity risk regularly.
(d)    Interest Rate Risk
Interest rate risk is the risk that movements in interest rates or interest rate volatility will cause a decrease in the value of an insurer’s assets relative to the value of its liabilities and/or an unfavorable change in prepayment activity resulting in compressed interest margins.
The Company has an ALM strategy to align cash flows and duration of the investment portfolio with policyholder liability cash flows and duration. Allianz Life monitors the economic and accounting impacts of interest rate sensitivities on assets and liabilities on a consolidated basis regularly and on the Company's specific basis periodically.
(e)    Equity Market Risk
Equity market risk is the risk that movements in equity prices or equity volatility will cause a decrease in the value of an insurer’s assets relative to the value of its liabilities.
Variable annuity products guarantee minimum payments regardless of market movements. The Company has adopted an economic hedging program to manage the equity risk of these products.
Allianz Life monitors the impacts of equity sensitivities on assets and liabilities on a consolidated basis regularly and on the Company’s specific basis periodically.
Basis risk is the risk that variable annuity hedge asset values change unexpectedly relative to the value of the underlying separate account funds of the variable annuity contracts. Basis risk may arise from the Company’s inability to directly hedge the underlying investment options of the variable annuity contracts. The Company regularly reviews and synchronizes fund mappings, product design features, hedge design, and manages funds line-up.
(f)    Operational Risk
Operational risk is the risk of loss resulting from inadequate or failed internal processes and systems, from human misbehavior or error, or from external events. Operational risk is comprised of the following seven risk categories: (1) external fraud; (2) internal fraud; (3) employment practices and workplace safety; (4) clients/third-party, products and business practices; (5) damage to physical assets; (6) business disruption and system failure; and (7) execution, delivery, and process management. Operational risk is comprehensively managed through a combination of core qualitative and quantitative activities.
The Operational Risk Management framework includes the following key activities: (1) an Operational Risk Capital Model covering all material types of operational risks, under which the Company quantifies and regularly monitors operational risk; (2) a loss data capture policy to create transparency and gather information about losses that meet a designated threshold, requiring business owners to identify and resolve the root cause

19 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

of operational loss events; and (3) a bottom-up risk assessment process for significant operational risk scenarios to proactively manage significant operational risk scenarios throughout the organization.
(g)    Regulatory Change Risk
Regulatory change risk is the risk that regulatory changes and imposed regulation may materially impact the Company's business model, sales levels, company financials and ability to effectively comply with regulations.
The Company actively monitors all regulatory changes and participates in national and international discussions relating to legal, regulatory, and accounting changes. The Company maintains active membership with various professional and industry trade organizations. A formal process exists to review, analyze, and implement new legislation as it is enacted.
(h)    Rating Agency Risk
Rating agency risk is the risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk of changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Rating agency risk is also addressed in the TRA process and on an ad hoc basis as necessary.
(i)    Mortality/Longevity Risk
Mortality/longevity risk is the risk that mortality experience is different than the life expectancy assumptions used by the Company to price its products.
The Company mitigates mortality risk primarily through reinsurance, whereby the Company cedes a significant portion of its mortality risk to third parties. The Company also manages mortality risk through the underwriting process. Both mortality and longevity risks are managed through the review of life expectancy assumptions and experience in conjunction with active product management.
(j)    Lapse Risk
Lapse risk is the risk that actual lapse experience evolves differently than the assumptions used for pricing and valuation exercises leading to a significant loss in Company value and/or income.
The Company mitigates this risk by performing sensitivity analysis at the time of pricing to affect product design, adding Market Value Adjustments and surrender charges when appropriate, regular ALM analysis, and exercising management levers at issue, as well as post-issue as experience evolves. Policyholder experience is monitored regularly.
(k)    Cyber Security Risk
Cyber security risk is the risk of losses due to external and/or internal attacks impacting the confidentiality, integrity, and/or availability of key systems, data, and processes reliant on digital technology. The Company has implemented preventative, detective, response, and recovery measures including firewalls, intrusion detection and prevention, advanced malware detection, spyware and anti-virus software, email protection, network and laptop encryption, web content filtering, web application firewalls, and regular scanning of all servers and network devices to identify vulnerabilities. Controls are implemented to prevent and review unauthorized access.
(l)    Reinsurance Risk
Reinsurance risk is the risk that reinsurance companies default on their obligation where the Company has ceded a portion of its insurance risk. The Company uses reinsurance to limit its risk exposure to certain business lines and to enable better capital management.

20 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company.
The Company mitigates this risk by requiring certain counterparties to post collateral to cover the exposure and to meet thresholds related to the counterparty’s credit rating, exposure, or other factors. For counterparties that are not initially required to post collateral, if the thresholds are not met by those counterparties, they are required to establish a trust or letter of credit backed by assets meeting certain quality criteria. All arrangements are regularly monitored to determine whether trusts or letters of credit are sufficient to support the ceded liabilities and that their terms are being met. In addition, the Company reviews the financial standings and ratings of its reinsurance counterparties and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies regularly.
(5)    Investments
(a)    Bonds and Other Assets Receiving Bond Treatment
At December 31, the amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investments are shown below:

	2022
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Bonds:
U.S. government	$192,732	—	12,000	180,732
States and political subdivisions	6,788	22	776	6,034
Corporate securities	340,514	2,477	37,920	305,071
Mortgage-backed securities	107,388	8	10,707	96,690
Total	$647,422	2,507	61,403	588,527

	2021
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Bonds:
U.S. government	$78,869	864	1,274	78,459
States and political subdivisions	6,921	975	—	7,896
Corporate securities	372,767	34,113	1,954	404,926
Mortgage-backed securities	121,557	4,598	954	125,201
Total	$580,114	40,550	4,182	616,482
At December 31, 2022 and 2021, the Company did not have NAIC-6 rated bonds.
At December 31, 2022 and 2021, the Company did not have any hybrid securities.
As of December 31, 2022 and 2021, investments with an amortized cost of $1,651 and $1,656, respectively were held on deposit as required by statutory regulations.

21 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

The amortized cost and fair value of bonds and other assets receiving bond treatment reported in the statutory Annual Statement Schedule D Part 1A at December 31, 2022, by contractual maturity, are shown below:

	Amortized cost	Fair value
Due in 1 year or less	$34,283	33,931
Due after 1 year through 5 years	218,802	208,543
Due after 5 years through 10 years	188,050	157,483
Due after 10 years through 20 years	73,072	70,673
Due after 20 years	25,827	21,207
Loan-backed and other structured securities	107,388	96,690
Total bonds and other assets receiving bond treatment	$647,422	588,527
Expected maturities will differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
Proceeds from sales of bonds includes sales, maturities, paydowns, and other redemptions of bonds and other assets receiving bond treatment. Proceeds from sales of bonds for the years ended December 31 are shown below:

	2022	2021	2020
Proceeds from sales	$97,922	82,882	152,052
Gross gains	152	82	1,883
Gross losses	335	80	297
For the years ended December 31, 2022 and 2021, there were 13 and 9 CUSIPs sold, disposed, or otherwise redeemed as a result of a callable feature, respectively. The aggregate amount of investment income generated as a result of these transactions was $642 and $1,027 for 2022 and 2021, respectively.
The Company’s bond portfolio includes mortgage-backed securities. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.
(b)    Unrealized Investment Losses
To determine whether or not declines in fair value are other than temporary, Allianz Life performs a quarterly review of its entire combined investment portfolio, including the Company as their subsidiary, using quoted market prices by third-party sources. For further discussion, see Notes 2 and 6.
Unrealized losses and the related fair value of investments held by the Company for the years ended December 31 are shown below:

	2022
	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Bonds:
U.S. government	$149,836	7,654	30,896	4,346	180,732	12,000
States and political subdivisions	5,088	776	—	—	5,088	776
Corporate securities	197,026	22,189	56,543	15,731	253,569	37,920
Mortgage-backed securities	78,483	5,516	17,776	5,191	96,259	10,707
Total temporarily impaired securities	$430,433	36,135	105,215	25,268	535,648	61,403

22 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

	2021
	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Bonds:
U.S. government	$14,972	71	19,058	1,203	34,030	1,274
Corporate securities	71,212	1,954	—	—	71,212	1,954
Mortgage-backed securities	23,502	954	—	—	23,502	954
Total temporarily impaired securities	$109,686	2,979	19,058	1,203	128,744	4,182
As of December 31, 2022 and 2021, the number of bonds that were in an unrealized loss position was 225 and 45, respectively.
As of December 31, 2022 and 2021, of the total amount of unrealized losses, $61,245, or 99.7%, and $4,174, or 99.8%, respectively, are related to unrealized losses on investment grade securities. Investment grade is defined as a security having an NAIC SVO credit rating of 1 or 2. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received and does not consider these investments to be other-than-temporarily impaired.
(c)    Realized Investment Gains (Losses)
Net realized capital gains (losses) for the years ended December 31 are shown below:

	2022	2021	2020
Bonds	$(722)	2	101
Derivatives	23,057	(60,008)	(40,495)
Other	(25)	64	45
Total realized capital gains (losses)	22,310	(59,942)	(40,349)
Income tax benefit (expense) on net realized gains (losses)	38	(20)	(652)
Total realized capital gains (losses), net of taxes	22,348	(59,962)	(41,001)
Net (losses) gains transferred to IMR, net of taxes	(290)	(5)	219
Net realized gains (losses), net of taxes and IMR	$22,638	(59,957)	(41,220)
(d)    Net Investment Income
Major categories of net investment income for the years ended December 31 are shown below:

	2022	2021	2020
Interest:
Bonds	20,464	19,345	20,529
Policy loans	8	7	9
Cash, cash equivalents, and short-term investments	553	2	245
Derivatives	—	(1)	(11)
Other	72	119	59
Gross investment income	21,097	19,472	20,831
Investment expenses	(971)	(1,579)	(1,239)
Net investment income before amortization of IMR	20,126	17,893	19,592
Amortization of IMR	(2,026)	(1,716)	(1,564)
Net investment income	$18,100	16,177	18,028

23 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(e)    Loan-Backed Securities
SSAP No. 43R requires the bifurcation of impairment losses on loan-backed or structured securities into interest and noninterest-related portions. The noninterest portion is the difference between the present value of cash flows expected to be collected from the security and the amortized cost basis of the security. The interest portion is the difference between the present value of cash flows expected to be collected from the security and its fair value at the balance sheet date.
The Company had no loan-backed securities with a recognized OTTI for the years ended December 31, 2022 and 2021.
(f)    Derivatives and Hedging Instruments
The Company does not have derivative contracts with financing premium. Derivatives held by the Company do not qualify for hedge accounting treatment.
Futures and Options Contracts
OTC options are cleared through the Options Clearing Corporation, which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission. The fair values of the collateral posted for futures and OTC options are discussed in the derivative collateral management section below.
Total Return Swaps
The Company engages in the use of OTC TRS, which allow the parties to exchange cash flows based on a variable reference rate such as the three-month SOFR and the return of an underlying index. The fair value of the collateral posted for OTC TRS is discussed in the derivative collateral management section below.
The following table presents a summary of the aggregate notional amounts and fair values of the Company’s derivative instruments reported on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31:

	2022			2021
		Gross Fair Value			Gross Fair Value
	Notional (1)	Assets	Liabilities	Notional (1)	Assets	Liabilities
OTC options	$—	—	—	2,006	700	—
Futures	302,305	—	—	200,470	—	—
TRS	—	—	—	2,000	—	—
Total derivative instruments		$—	—		700	—

(1) Notional amounts are presented on an absolute basis.
Derivative Collateral Management
The Company manages derivative collateral for the general account and separate account combined. Additionally, said derivative collateral is managed separately between exchange-traded and OTC derivatives. The total collateral posted for exchange-traded derivatives at December 31, 2022 and 2021, had a fair value of $26,302 and $29,931, respectively, and is included in Bonds on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus and recorded at amortized cost. The Company retains ownership of the exchange-traded collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation.
(g)    Offsetting Assets and Liabilities
The Company elects to disclose derivative assets and liabilities eligible for offset under SSAP No. 64 – Offsetting and Netting of Assets and Liabilities on a gross basis on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus in accordance with the provisions set forth in SSAP No. 86. This treatment is consistent with the Company’s historical reporting presentation.

24 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(h)    Restricted Assets
As of December 31, 2022, the Company had the following restricted assets, including assets pledged to others as collateral, recorded at book value:

	Gross Restricted						Percentage
	Total general account	Total separate account	Total current year	Total prior year	Increase (decrease)	Total current year admitted restricted	Gross restricted to total assets	Admitted restricted to total admitted assets
On deposit with states	$1,651	—	1,651	1,656	(5)	1,651	—%	—%
Derivative collateral	29,549	19,345	48,894	29,429	19,465	48,894	1.0	1.0
Total restricted assets	$31,200	19,345	50,545	31,085	19,460	50,545	1.0%	1.0%
(6)    Fair Value Measurements
SSAP No. 100R – Fair Value establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.
Level 1 –     Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2 –     Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:
(a)    Quoted prices for similar assets or liabilities in active markets.
(b)    Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c)    Inputs other than quoted prices that are observable.
(d)    Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 –     Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).
The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each financial asset and liability was classified into Level 1, 2, or 3.

25 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

The following presents the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	2022
	Level 1	Level 2 (a)	Level 3	Total
Assets at fair value
Separate account assets	$1,958,660	113,012	—	2,071,672
Total assets reported at fair value	1,958,660	113,012	—	2,071,672
Liabilities at fair value
Separate account derivative liabilities	—	122,296	—	122,296
Total liabilities reported at fair value	$—	122,296	—	122,296

(a) The Company does not have any assets or liabilities measured at net asset value (NAV) that are included in Level 2 within this table.

	2021
	Level 1		Level 2 (a)	Level 3	Total
Assets at fair value
Derivative assets	$—		700	—	700
Separate account assets	2,330,868		244,061	—	2,574,929
Total assets reported at fair value	2,330,868		244,761	—	2,575,629
Liabilities at fair value
Separate account derivative liabilities	—	36,644	108,584	—	108,584
Total liabilities reported at fair value	$—		108,584	—	108,584

(a) The Company does not have any assets or liabilities measured at NAV that are included in Level 2 within this table.
The following is a discussion of the methodologies used to determine fair values for the assets and liabilities listed in the above table. These fair values represent an exit price (i.e., what a buyer in the marketplace would pay for an asset in a current sale or charge to transfer a liability). The Company has not made changes to valuation techniques in 2022.
(a)    Valuation of Derivatives
The fair value of OTC option assets and liabilities are derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator, because active markets do not exist. Options that are internally priced and IRS, foreign currency swaps, TBA securities, and CDS are included in Level 2, because they use market observable inputs. The fair values of exchange-traded options and futures contracts are based on quoted market prices in active markets and are included in Level 1. The fair value of TRS is derived from external brokers and do not utilize market observable inputs and are included in Level 3.
Certain derivatives are priced using external third-party vendors. The Company has controls in place to monitor the valuations of these derivatives. TRS prices are obtained from the respective counterparties. These prices are also internally recalculated and reviewed for reasonableness at the position level on a monthly basis.

26 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

The Company does not have insight into the specific inputs used by third-party vendors; however, the key unobservable input would generally include the spread.
(b)    Valuation of Separate Account Assets and Separate Account Derivative Liabilities
Separate account assets and Separate account derivative liabilities, with the exception of certain bonds, cash, cash equivalents and investment income due and accrued, are carried at fair value, which is based on the fair value of the underlying assets which are described throughout this note. Funds in the separate accounts are primarily invested in variable investment option funds with the following investment types: bond, domestic equity, international equity, or specialty. Variable investment option funds are included in Level 1 because their fair value is based on quoted prices in active, observable markets. The remaining investments are categorized similar to the investments held by the Company in the general account (e.g., if the separate account invested in bonds, short-term investments and derivatives, that portion could be classified within Level 2 or Level 3). Certain bonds, cash and cash equivalents, along with related accrued investment income and receivables, carried at amortized cost within the separate account have an amortized cost of $2,275,854 and $1,872,374 as of December 31, 2022 and 2021, respectively, and a fair value of $1,956,071 and $1,899,039 as of December 31, 2022 and 2021, respectively. Separate account assets carried at amortized cost are included in the table in section 6(g) below.
(c)    Level 3 Rollforward
The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

	January 1, 2022	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases, issuances, sales and settlements	December 31, 2022

TRS asset	$—	—	—	—	—	—	—
Total Level 3 assets	—	—	—	—	—	—	—

TRS liability	—	—	—	(758)	—	758	—
Total Level 3 liabilities	$—	—	—	(758)	—	758	—

	January 1, 2021	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases, issuances, sales and settlements	December 31, 2021

TRS asset	$—	—	—	555	—	(555)	—
Total Level 3 assets	—	—	—	555	—	(555)	—

TRS liability	—	—	—	(1,222)	—	1,222	—
Total Level 3 liabilities	$—	—	—	(1,222)	—	1,222	—
(d)    Transfers
The Company reviews its fair value hierarchy classifications quarterly. Transfers between levels occur when there are changes in the observability of inputs and market activity.
For the years ended December 31, 2022 and 2021, the Company did not have any transfers into or out of Level 3.
(e)    Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Derivative assets and liabilities: The TRS are priced by a third-party vendor and the Company internally reviews the valuation for reasonableness. The key unobservable input would generally include the spread. For a long position, a significant increase (decrease) in the spread used in the fair value of the TRS in isolation

27 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

could result in higher (lower) fair value. For a short position, a significant increase (decrease) in the spread used in the fair value of the TRS in isolation could result in lower (higher) fair value.
(f)    Estimates
The Company has been able to estimate the fair value of all financial assets and liabilities.
(g)    Aggregate Fair Value of Financial Instruments
The following tables present the carrying amounts and fair values of all financial instruments at December 31 (b):

	2022
			Fair Value
	Aggregate Fair Value	Admitted Assets/ Carrying Value	Level 1	Level 2	Level 3
Financial Assets
Bonds	$588,527	647,422	180,732	407,795	—
Cash equivalents	26,558	26,558	26,558	—	—
Separate account assets	4,027,744	4,347,526	1,982,157	2,045,587	—
Financial Liabilities
Deposit-type contracts	$6,815	6,735	—	—	6,815
Other investment contracts	384,701	434,151	—	—	384,701
Separate account liabilities	4,027,744	4,347,526	1,982,157	2,045,587	—

(b) The Company does not have any assets or liabilities measured at NAV that are included in Level 2 in this table. In addition, the Company has no assets or liabilities for which it is not practicable to measure at fair value.

	2021
			Fair Value
	Aggregate Fair Value	Admitted Assets/ Carrying Value	Level 1	Level 2	Level 3
Financial Assets
Bonds	$616,482	580,114	78,459	538,023	—
Cash equivalents	30,073	30,073	30,073	—	—
Derivative assets	700	700	—	700	—
Separate account assets	4,473,968	4,447,304	2,382,546	2,091,422	—
Financial Liabilities
Deposit-type contracts	$7,249	6,122	—	—	7,249
Other investment contracts	465,528	364,115	—	—	465,528
Separate account liabilities	4,473,968	4,447,304	2,382,546	2,091,422	—

(b) The Company does not have any assets or liabilities measured at NAV that are included in Level 2 in this table. In addition, the Company has no assets or liabilities for which it is not practicable to measure at fair value.

A description of the Company’s valuation techniques for financial instruments not reported at fair value and categorized within the fair value hierarchy is shown below:
Valuation of Bonds
The fair value of bonds is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models and related methodology, and standard inputs are utilized to determine what a buyer in the marketplace would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, Municipal Securities Rulemaking Board reported trades, Nationally Recognized Municipal Securities Information Repository material event notices, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids,

28 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

offers, reference data, and industry and economic events. In some cases, including private placement securities and certain difficult-to-price securities, internal pricing models may be used that are based on market proxies. Internal pricing models based on market spread and U.S. Treasury rates are used to value private placement holdings. The primarily unobservable input used in the discounted cash flow models for states and political subdivisions, foreign government, and corporate bonds is a corporate index option adjusted spread (OAS). CDO and certain mortgage-backed securities are priced by a third-party vendor and the Company internally reviews the valuation for reasonableness. The Company does not have insight into the specific inputs; however, the key unobservable inputs would generally include default rates.
Generally, U.S. Treasury securities and exchange-traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2, because the inputs used are market observable. Bonds for which prices were obtained from broker quotes, certain bonds without active trading markets and private placement securities that are internally priced are included in Level 3.
Valuation of Cash Equivalents
Cash equivalents are comprised of money market mutual funds. The fair value of money market mutual funds is based on quoted market prices in active markets and included in Level 1.
Valuation of Deposit-Type Contracts
Fair values of deposit-type contracts are based on discounted cash flows using internal inputs, including the discount rate and consideration of the Company’s own credit standing and a risk margin for actuarial inputs.
Valuation of Other Investment Contracts
Other investment contracts are included within Life policies and annuity contracts within the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Other investment contracts include certain reserves related to deferred annuities and other payout annuities that may include life contingencies, but do not have significant mortality risk due to substantial periods certain. Fair values are based on discounted cash flows using internal inputs, including the discount rate and consideration of the Company’s own credit standing and a risk margin for market inputs.
Valuation of Separate Account Liabilities
The fair value of separate account liabilities approximates the fair value of separate account assets.
(7)    Income Taxes
(a)    Deferred Tax Assets and Liabilities
The components of the net DTA or net DTL are as follows:

	December 31, 2022
	Ordinary	Capital	Total
Total gross deferred tax assets	$27,191	814	28,005
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	27,191	814	28,005
Deferred tax assets nonadmitted	(17,639)	—	(17,639)
Subtotal net admitted deferred tax assets	9,552	814	10,366
Deferred tax liabilities	(1,927)	—	(1,927)
Net admitted deferred tax assets	$7,625	814	8,439

29 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

	December 31, 2021
	Ordinary	Capital	Total
Total gross deferred tax assets	$19,392	680	20,072
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	19,392	680	20,072
Deferred tax assets nonadmitted	(11,747)	—	(11,747)
Subtotal net admitted deferred tax assets	7,645	680	8,325
Deferred tax liabilities	(1,553)	—	(1,553)
Net admitted deferred tax assets	$6,092	680	6,772

	Change
	Ordinary	Capital	Total
Total gross deferred tax assets	$7,799	134	7,933
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	7,799	134	7,933
Deferred tax assets nonadmitted	(5,892)	—	(5,892)
Subtotal net admitted deferred tax assets	1,907	134	2,041
Deferred tax liabilities	(374)	—	(374)
Net admitted deferred tax assets	$1,533	134	1,667

The amount of admitted adjusted gross DTAs allowed under each component of SSAP No. 101 – Income Taxes (SSAP No. 101) as of December 31 are as follows:

	December 31, 2022
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (11.a)	$—	718	718
Adjusted gross DTAs expected to be realized after application of the threshold limitations
Lesser of 11.b.i or 11.b.ii:
Adjusted gross DTAs expected to be realized following the balance sheet date (11.b.i.)	7,625	96	7,721
Adjusted gross DTAs allowed per limitation threshold (11.b.ii)	N/A	N/A	24,469
Lesser of 11.b.i or 11.b.ii	7,625	96	7,721
Adjusted gross DTAs offset by gross DTLs (11.c)	1,927	—	1,927
Deferred tax assets admitted	$9,552	814	10,366

	December 31, 2021
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (11.a)	$—	680	680
Adjusted gross DTAs expected to be realized after application of the threshold limitations
Lesser of 11.b.i or 11.b.ii:
Adjusted gross DTAs expected to be realized following the balance sheet date (11.b.i.)	6,092	—	6,092
Adjusted gross DTAs allowed per limitation threshold (11.b.ii)	N/A	N/A	23,436
Lesser of 11.b.i or 11.b.ii	6,092	—	6,092
Adjusted gross DTAs offset by gross DTLs (11.c)	1,553	—	1,553
Deferred tax assets admitted	$7,645	680	8,325

30 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (11.a)	$—	38	38
Adjusted gross DTAs expected to be realized after application of the threshold limitations
Lesser of 11.b.i or 11.b.ii:
Adjusted gross DTAs expected to be realized following the balance sheet date (11.b.i.)	1,533	96	1,629
Adjusted gross DTAs allowed per limitation threshold (11.b.ii)	N/A	N/A	1,033
Lesser of 11.b.i or 11.b.ii	1,533	96	1,629
Adjusted gross DTAs offset by gross DTLs (11.c)	374	—	374
Deferred tax assets admitted	$1,907	134	2,041

Ratios used for threshold limitation as of December 31 are as follows:

	December 31
	2022	2021	Change
Ratio percentage used to determine recovery period and threshold limitation amount	589%	711%	(122)%
Amount of adjusted capital and surplus used to determine recovery period threshold limitation	$163,125	$156,195	$6,930
Impact of tax planning strategies on the determination of net admitted adjusted gross DTAs is as follows:

	December 31, 2022
	Ordinary	Capital	Total
Net admitted adjusted gross DTAs - (percentage of total net admitted adjusted gross DTAs)	—%	11.8%	11.8%

December 31, 2021
	Ordinary	Capital	Total
Net admitted adjusted gross DTAs - (percentage of total net admitted adjusted gross DTAs)	—%	—%	—%

	Change
	Ordinary	Capital	Total
Net admitted adjusted gross DTAs - (percentage of total net admitted adjusted gross DTAs)	—%	11.8%	11.8%
The Company’s tax planning strategies do not include the use of reinsurance.
(b)    Unrecognized Deferred Tax Liabilities
There are no temporary differences for which DTLs are not recognized.
(c)    Current and Deferred Income Taxes
The significant components of income taxes incurred (i.e. Current income tax expense) include:

31 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

	December 31
	2022	2021	2020	2022-2021 Change	2021-2010 Change
Current year federal tax expense (benefit) - ordinary income	$3,586	6,319	1,280	(2,733)	5,039
Current year foreign tax expense (benefit) - ordinary income	—	—	—	—	—
Subtotal	3,586	6,319	1,280	(2,733)	5,039
Current year tax expense (benefit) - net realized capital gains (losses)	(38)	19	652	(57)	(633)
Federal and foreign income taxes incurred	$3,548	6,338	1,932	(2,790)	4,406
DTAs and DTLs consist of the following major components:

	December 31
Deferred tax assets	2022	2021	Change
Ordinary:
Deferred acquisition costs	$4,241	3,678	563
Policyholder reserves	22,937	15,029	7,908
Expense accruals	7	1	6
Investments	—	671	(671)
Nonadmitted assets	6	13	(7)
Subtotal	27,191	19,392	7,799
Nonadmitted ordinary deferred tax assets	(17,639)	(11,747)	(5,892)
Admitted ordinary tax assets	9,552	7,645	1,907
			—
Capital:			—
Impaired assets	814	680	134
Subtotal	814	680	134
Admitted capital deferred tax assets	814	680	134
Admitted deferred tax assets	$10,366	8,325	2,041

	December 31
Deferred tax liabilities	2022	2021	Change
Ordinary:
Investments	$(989)	(305)	(684)
Policyholder reserves	(931)	(1,242)	311
Deferred and uncollected premiums	(7)	(6)	(1)
Subtotal	(1,927)	(1,553)	(374)

Capital:
Other	—	—	—
Subtotal	—	—	—
Deferred tax liabilities	(1,927)	(1,553)	(374)
Net deferred tax asset	$8,439	6,772	1,667
The realization of the DTAs is dependent upon the Company’s ability to generate sufficient taxable income in future periods. Based on historical results and the prospects for future current operations, management anticipates that it is more likely than not that future taxable income will be sufficient for the realization of the remaining DTAs.
The Coronavirus Aid, Relief, and Economic Security Act, (CARES Act of 2020) was enacted on March 27, 2020, thereby allowing net operating losses (NOLs) arising in tax years beginning after December 31, 2017, and before January 1, 2021 (e.g., NOLs incurred in 2018, 2019, or 2020 by a calendar-year taxpayer) to be carried back to each of the five tax years preceding the tax year of such loss.

32 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)
The Inflation Reduction Act was enacted on August 16, 2022. The Company has not determined as of December 31, 2022 if it will be subject to the Corporate Alternative Minimum Tax ("CAMT") in 2023. These financial statements do not include the estimated impact of the CAMT, because a reasonable estimate cannot be made.
The Company has determined that as of December 31, 2022, it will be an applicable corporation with respect to the CAMT in 2023.
In computing taxable income, life insurance companies are allowed a deduction attributable to their life insurance and accident and health reserves. The Tax Act of 2017 significantly changed the methodology by which these reserves are computed for tax purposes. The changes are effective for tax years beginning after 2017 and are subject to a transition rule that spreads the additional income tax liability over the subsequent eight years beginning in 2018.  Due to complexities in the new methodology and limited guidance from the Internal Revenue Service and U.S. Treasury, the Company has recorded provisional amounts for the deferred tax revaluation associated with the changes in the computation of life insurance tax reserves based on information available at December 31, 2017.  Pursuant to Interpretation of the SAP Working Group 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act, provisional tax computations related to these amounts were reasonably estimated as of December 31, 2017 and have been adjusted based on guidance received from Internal Revenue Service and U.S. Treasury. Adjusted amounts are reflected in the Company's results of operations for the years ended December 31, 2022, 2021, and 2020.
The Change in net deferred income tax is comprised of the following (this analysis is exclusive of the nonadmitted DTAs as the Change in nonadmitted assets is reported separately from the Change in net deferred income tax in the Unassigned surplus section of the Statutory Statements of Capital and Surplus):

	December 31
	2022	2021	Change
Net deferred tax assets	$26,078	18,519	7,559
Statutory valuation allowance adjustment	—	—	—
Net deferred tax assets after statutory valuation allowance	26,078	18,519	7,559
Tax effect of unrealized gains/(losses)	626	(671)	1,297
Change in net deferred income tax			$8,856

33 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(d)    Reconciliation of Federal Income Tax Rate to Actual Effective Rate
The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Federal income tax rate	21.0%	21.0%	21.0%
Amortization of IMR	(0.9)	0.5	1.2
Dividends received deduction	1.0	(0.8)	(3.7)
Tax hedges	—	(0.2)	—
Tax hedge reclassification	(10.3)	(17.5)	(31.5)
Change in deferred tax on non-admitted assets	—	—	0.2
Prior period adjustments	—	0.5	—
Change in deferred tax impairments	0.3	—	(2.5)
Realized capital gains tax	0.1	—	2.4
Effective tax rate	11.2%	3.5%	(12.9)%

Federal and foreign income taxes incurred	(7.6)%	8.8%	4.7%
Realized capital gains tax	0.1	—	2.4
Change in net deferred income taxes	18.7	(5.3)	(20)
Effective tax rate	11.2%	3.5%	(12.9)%
(e)    Carryforwards, Recoverable Taxes, and IRC Section 6603 Deposits
As of December 31, 2022, there are no operating losses or tax credit carryforwards available for tax purposes.
There are no Federal income taxes available for recoupment in the event of future net losses.
There are no aggregate deposits admitted under Section 6603 of the IRC.
The Company had no tax contingencies computed in accordance with SSAP No. 101 as of December 31, 2022 and 2021.
The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2022 and 2021, the Company recognized no such expenses.
(f)    Consolidated Federal Income Tax Return
The Company’s federal income tax return is consolidated with AZOA. The method of allocation between the subsidiaries of AZOA is subject to written agreement, approved by the Allianz Life Board of Directors. Allocation is based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled annually after the consolidated return is filed.
The Company is included in the consolidated group for which AZOA files a federal income tax return on behalf of all group members. As a member of the AZOA consolidated group, the Company is no longer subject to U.S. Federal and non-U.S. income tax examinations for years prior to 2016, though examinations of combined returns filed by AZOA, which include the Company, by certain U.S. state and local tax authorities, may still be conducted for 2008 and subsequent years. The Internal Revenue Service (IRS) examination of AZOA for the 2016 and 2017 income tax returns has completed the exam phase and has been assigned to appeals for an issue unrelated to the Company. The IRS has also initiated an examination of AZOA's 2018-2020 income tax returns, which are expected to close by the end of 2023.
As of December 31, 2022, the companies included in the consolidated group for which AZOA files a federal income tax return are included below:

34 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

Members of Consolidated Tax Group
Allianz Life Insurance Company of New York	Allianz Life Insurance Company of Missouri
Allianz Life Insurance Company of North America	Allianz Underwriters Insurance Company
AZOA Services Corporation	AGCS Marine Insurance Company
Allianz Global Risks US Insurance Company	William H. McGee & Co., Inc.
Allianz Reinsurance of America, Inc.	Allianz Reinsurance Management Services, Inc.
Allianz Technology of America, Inc.	Fireman’s Fund Insurance Company
Allianz Renewable Energy Partners of America LLC	Fireman’s Fund Indemnity Corporation
Allianz Renewable Energy Partners of America 2 LLC	National Surety Corporation
PFP Holdings, LLC.	Chicago Insurance Company
AZL PF Investments, Inc.	Interstate Fire & Casualty Company
Dresdner Kleinwort Pfandbriefe Investments II, Inc.	American Automobile Insurance Company
Allianz Fund Investments, Inc.	The American Insurance Company
Yorktown Financial Companies, Inc.	Allianz Risk Transfer, Inc.
Questar Capital Corporation	Allianz Risk Transfer (Bermuda), Ltd.
Questar Agency, Inc.

(8)    Accident and Health Claim Reserves
Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2022, are appropriate, uncertainties in the reserving process could cause reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves could significantly impact the Company’s future reported earnings.
Activity in the accident and health claim reserves is summarized as follows:

	2022	2021	2020
Balance at January 1, net of reinsurance recoverables of $1,137, $1,079, and $1,214, respectively	$8,074	7,834	7,302
Incurred related to:
Current year	5,182	2,613	3,428
Prior years	(113)	(433)	(1,093)
Total incurred	5,069	2,180	2,335
Paid related to:
Current year	361	154	153
Prior years	2,124	1,786	1,650
Total paid	2,485	1,940	1,803
Balance at December 31, net of reinsurance recoverables of $1,416, $1,137, and $1,079, respectively	$10,658	8,074	7,834
Prior years incurred claim reserves changed as a result of re-estimation of unpaid claims and claim adjustment expenses, principally on the individual LTC line of business.
(9)    Reinsurance
The Company primarily enters into reinsurance agreements to manage risk resulting from its life, annuity, and accident and health businesses, as well as businesses the Company has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts.

35 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

The Company monitors the financial exposure and financial strength of the reinsurers on an ongoing basis. The Company attempts to mitigate risk by securing recoverable balances with various forms of collateral, including arranging trust accounts and letters of credit with certain reinsurers.
The effect of reinsurance on reserves and claims, for amounts recoverable from other insurers, was as follows:

	For the years ended December 31,
Reduction in:	2022	2021
Aggregate reserves	$11,183	7,602
Policy and contract claims	181	160
The Company assumed no business from other companies for the years ended December 31, 2022, 2021, and 2020. Life insurance, annuities, and accident and health business ceded to other companies are as follows:

Year ended	Direct amount	Ceded to other companies	Net amount
December 31, 2022
Life insurance in force	$1,837,298	1,651,432	185,866
Premiums:
Life	2,286	2,046	240
Annuities	653,562	—	653,562
Accident and health	3,207	412	2,795
Total premiums	$659,055	2,458	656,597

December 31, 2021
Life insurance in force	$750,332	673,079	77,253
Premiums:
Life	1,171	1,035	136
Annuities	685,610	—	685,610
Accident and health	3,245	431	2,814
Total premiums	$690,026	1,466	688,560

December 31, 2020
Life insurance in force	$328,472	293,458	35,014
Premiums:
Life	884	734	150
Annuities	425,561	—	425,561
Accident and health	3,224	436	2,788
Total premiums	$429,669	1,170	428,499
There are no nonaffiliated reinsurers owned in excess of 10% or controlled, either directly or indirectly, by the Company or by a representative, officer, trustee, or director of the Company.
There are no policies issued by the Company that have been reinsured with a company chartered in a country other than the United States that is owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor, or any other person not primarily engaged in the insurance business.
The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits.
The Company does not have reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts that, in aggregate and allowing for offset of

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.
The Company did not write off any uncollectible recoverables during 2022, 2021, and 2020.
(10)    Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics
Information regarding the Company’s annuity actuarial reserves and deposit liabilities by withdrawal characteristics at December 31 is as follows:

	2022	Percentage of total	2021	Percentage of total
Subject to discretionary withdrawal:
With market value adjustment	$82,552	2%	$102,531	2%
At book value less current surrender charges of 5% or more	1,897,657	41	1,687,975	36
At market value	1,599,527	35	2,077,042	44
Total with adjustment or at market value	3,579,736	78	3,867,548	82
At book value without adjustment (minimal or no charge or adjustment)	873,856	19	742,702	16
Not subject to discretionary withdrawal	114,825	3	59,964	2
Total gross	4,568,417	100%	4,670,214	100%
Reinsurance ceded	—		—
Total net	$4,568,417		$4,670,214
Amount included in At book value less current charges of 5% or more that will move to At book value without adjustment in the year after the statement date:	$317,896		$271,907

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:	2022	2021
Life, Accident and Health Annual Statement:
Annuities, net (excluding supplementary contracts with life contingencies)	$377,151	342,115
Supplemental contracts with life contingencies, net	21,956	21,030
Deposit-type contracts	6,735	6,122
Subtotal	405,842	369,267
Separate Accounts Annual Statement:
Annuities, net (excluding supplementary contracts with life contingencies)	4,162,122	4,300,405
Supplemental contracts with life contingencies, net	453	542
Subtotal	4,162,575	4,300,947
Total annuity actuarial reserves and deposit fund liabilities	$4,568,417	4,670,214

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(11)    Life Actuarial Reserves by Withdrawal Characteristics
Information regarding the Company’s life actuarial reserves by withdrawal characteristics at December 31 is as follows:

	2022
General Account	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$7	2	608
Indexed life	1,816	1,721	1,794
Other permanent cash value life insurance	244	244	244
Miscellaneous reserves	—	—	22,000
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	2,253
Miscellaneous reserves	XXX	XXX	38,185
Total gross	2,067	1,967	65,084
Reinsurance ceded	—	—	4,466
Total net (1)	$2,067	1,967	60,618

(1) Balances reflected within this disclosure reside in the Company's general account; the Company's separate accounts do not contain Life business.

	2021
General Account	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$23	16	594
Indexed life	1,825	1,710	1,780
Other permanent cash value life insurance	303	303	303
Miscellaneous reserves	—	—	7,000
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	806
Miscellaneous reserves	XXX	XXX	16,282
Total gross	2,151	2,029	26,765
Reinsurance ceded	—	—	1,441
Total net (1)	$2,151	2,029	25,324

(1) Balances reflected within this disclosure reside in the Company's general account; the Company's separate accounts do not contain Life business.
The Company does not have any Life policies with either guarantees or nonguarantees in the separate account.

Reconciliation of total life actuarial reserves:	2022	2021
Life, Accident, and Health Annual Statement:
Life insurance, net	$3,112	$2,997
Miscellaneous reserves, net	57,506	22,327
Total life actuarial reserves	$60,618	$25,324

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(12)    Separate Accounts
The Company’s separate accounts represent funds held for the benefit of contract holders entitled to payments under variable annuity contracts issued through the Company’s separate accounts and underwritten by the Company.
As of December 31, 2022 and 2021, the Company's separate accounts are classified as nonguaranteed. Information regarding the Company’s separate accounts for the years ended December 31 is as follows:

	2022	2021
Premiums, considerations, or deposits	$597,807	643,502
Reserves:
Reserves for accounts with assets at fair value	1,915,239	2,427,721
Reserves for account, with assets at amortized cost	2,247,336	1,873,227
Total reserves	4,162,575	4,300,948
By withdrawal characteristics:
At fair value	1,581,648	1,337,089
At book value without MV adjustment and with current surrender charge of 5% or more	1,914,787	2,427,179
At book value without MV adjustment and with current surrender charge of less than 5%	665,687	536,138
Subtotal	4,162,122	4,300,406
Not subject to discretionary withdrawal	453	542
Total	$4,162,575	4,300,948
As of December 31, 2022 and 2021, the Company’s separate accounts included legally insulated assets and non-insulated assets attributed to the following products/transactions:

	2022		2021
Product/transaction	Legally insulated	Not legally insulated	Legally insulated	Not legally insulated
Variable Annuities	$1,621,829	—	2,108,248	—
Variable Annuities (Non-Unitized Non-Insulated)	—	2,725,697	—	2,339,056
Total	$1,621,829	2,725,697	2,108,248	2,339,056
The Company’s separate account liabilities contain guaranteed benefits. The liabilities for guaranteed benefits are supported by the Company’s general account assets. To compensate the general account for the risk taken, the separate account paid risk charges of $24,891, $25,752, $26,544, $37,538, and $36,073 during the past five years, respectively. The general account of the Company paid $7,256, $191, $929, $1,019, and $465 towards separate account guarantees during the past five years, respectively.
A reconciliation of net transfers to separate accounts for the years ended December 31 is included in the following table:

	2022	2021	2020
Transfers as reported in the Summary of Operations of the Separate Accounts Annual Statement:
Transfers to separate accounts	$597,807	643,502	401,472
Transfers from separate accounts	(246,810)	(285,061)	(215,753)
Net transfers to separate accounts	350,997	358,441	185,719
Reconciling adjustments:
Other adjustments	289	97	296
Transfers as reported in the Statutory Statements of Operations	$351,286	358,538	186,015

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(13)     Related-Party Transactions
(a)     Real Estate
The Company subleases office space from an affiliate. In connection with this agreement, the Company incurred rent expense of $83, $82, and $76 in 2022, 2021, and 2020, respectively, which is included in General and administrative expenses on the Statutory Statements of Operations.
(b)     Service Fees
The Company incurred fees for administrative services provided by Allianz Life of $17,134, $14,025 and $10,372 in 2022, 2021, and 2020, respectively. The Company’s liability for these expenses was $1,510 and $1,182 as of December 31, 2022 and 2021, respectively, and is included in Payable to parent and affiliates on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. In the normal course of business, the outstanding amount is settled in cash.
The Company incurred fees for investment advisory services provided by affiliated companies of $1,992, $1,486, and $1,128 in 2022, 2021, and 2020, respectively. The Company’s liability for these charges was $232 and $143 as of December 31, 2022 and 2021, respectively, and is included in Payable to parent and affiliates on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. In the normal course of business, the outstanding amount is settled in cash.
The Company has an agreement with Allianz Investment Management, LLC which has subsequent agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company's separate accounts to holders of the Company's variable annuity products, and (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the contractholders was $575, $729, and $787 during 2022, 2021, and 2020, respectively, which is included in Fees from separate accounts on the Statutory Statements of Operations. The related receivable for the fees was $45 and $57 at December 31, 2022 and 2021, respectively, which is included in Other assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
The Company has incurred commission expense related to the distribution of variable annuity products from Allianz Life Financial Services, LLC, (ALFS), an affiliated company, in the amount of $44,736, $46,892, and $31,064 for the years ended December 31, 2022, 2021, and 2020, respectively.
The Company has an agreement with ALFS, whereby 12b-1 fee receivables are assigned to the Company and Allianz Life. The Company has also agreed with Allianz Life to share in reimbursing ALFS for direct and indirect expenses incurred in performing services for the Company and Allianz Life. In the event that assigned receivables exceed expenses, ALFS records a loss on the transaction with the Company and a dividend-in-kind to Allianz Life. The Company recorded revenue from this agreement of $3,586, $4,261, and $3,936 for the years ended December 31, 2022, 2021, and 2020, respectively. The Company recorded expenses related to this agreement of $9,234, $8,528, and $6,027 for the years ended December 31, 2022, 2021, and 2020, respectively.
(c)     Reinsurance
The Company cedes certain term life and universal life insurance policies to Allianz Life. At December 31, 2022 and 2021, the Company had no reinsurance recoverables and receivables from Allianz Life included in Other assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(d)     Line of Credit Agreement
The Company has a line of credit agreement with Allianz Life to provide liquidity as needed. The Company’s borrowing capacity under the agreement is limited to 5% of the general account admitted assets of the Company as of the preceding year end which amounts to $124,831. The Company's general account admitted assets include the book value portion of the non-insulated separate account assets. The interest rate for borrowing under the agreement is based on the Secured Overnight Financing Rate (SOFR). Borrowed amounts can be prepaid at any time with no prepayment penalty. Allianz Life provided $30,000 to the Company under the terms of this agreement on May 10, 2022 and the loan was paid in full on June 29, 2022. There was no interest accrued as of December 31, 2022 and 2021. There was no outstanding balance under the line of credit agreement as of December 31, 2022, and 2021.
(e)     Dividends and Capital Contributions
The Company did not pay dividends to Allianz Life during the years ended December 31, 2022, 2021 and 2020.
The Company received a capital contribution of $30,000 from Allianz Life on March 11, 2022. The Company did not receive any capital contributions from Allianz Life during the years ended December 31, 2021 and 2020.
(14)    Employee Benefit Plans
The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by Allianz of America Corporation. Eligible employees are immediately enrolled in the AAAP on their first day of employment. The AAAP will accept participants’ pretax, Roth 401(k), and/or after-tax contributions up to 80% of the participants’ eligible compensation, although contributions remain subject to annual limitations set by the Internal Revenue Service. The Company matches up to a maximum of 7.5% of the employees’ eligible compensation. Participants are 100% vested in the Company’s matching contribution after three years of service.
The AAAP administration expenses and the trust fund, including trustee fees, investment manager fees, and audit fees, are payable from the trust fund but may, at the Company’s discretion, be paid by the Company. All legal fees are paid by the Company. It is the Company’s policy to fund the AAAP costs as incurred. The Company has expensed $419, $328, and $323 in 2022, 2021, and 2020, respectively, toward the AAAP matching contributions and administration expenses.
(15)    Statutory Capital and Surplus
Statutory accounting practices prescribed or permitted by the Company’s state of domicile are directed toward insurer solvency and protection of policyholders. As such, the Company is required to meet minimum statutory capital and surplus requirements. The Company’s statutory capital and surplus as of December 31, 2022 and 2021 were in compliance with these requirements. The maximum amount of dividends that can be paid by New York insurance companies to stockholders without prior approval of the Department is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with New York statutes, the Company may declare and pay from its Unassigned surplus cash dividends of not more than the lesser of 10% of its beginning-of-the year statutory surplus, or its net gain from operations before net realized capital gains of the insurer for the 12-month period ending the 31st day of the preceding year. Based on these restrictions, ordinary dividends of $0 can be paid in 2023 without prior approval of the Department. The Company paid no dividends in 2022, 2021, and 2020.
Regulatory Risk-Based Capital
An insurance enterprise’s state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise’s regulatory total adjusted capital to its authorized control level

41 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company significantly exceeds required minimum thresholds as of December 31, 2022 and 2021.
(16)    Direct Premiums Written by Third-Party Administrators
The Company has direct premiums written by third-party administrators (TPAs). The types of business written by the TPAs include life, accidental death and dismemberment, medical, disability, excess risk, and LTC. The authority granted to the TPAs includes claims payment, claims adjustment, underwriting, binding authority, and premium collection. Total premiums written by TPAs were $2,268, $2,008, and $883 for 2022, 2021, and 2020, respectively. For the years ended December 31, 2022, 2021, and 2020, there were no individual TPAs that wrote premiums that equaled at least 5% of the capital and surplus of the Company.
(17)    Reconciliation to the Annual Statement
The Company is required to file an Annual Statement with the Department. As of December 31, 2022 and 2021, there is no difference in admitted assets or liabilities between this report and the Annual Statement. As of December 31, 2022, 2021, and 2020, there is no difference in capital and surplus or net income between this report and the Annual Statement.
(18)    Commitments and Contingencies
The Company may become subject to claims and lawsuits that arise in the ordinary course of business.
The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.
The financial services industry, variable and fixed annuities, life insurance, distribution companies, and broker-dealers, is subject to close scrutiny by regulators, legislators, and the media.
Federal and state regulators, such as state insurance departments, state securities departments, the SEC, the Financial Industry Regulatory Authority, the Internal Revenue Service, and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning various selling practices, including suitability reviews, product exchanges, sales to seniors, and compliance with, among other things, insurance and securities law. The Company is and may become subject to ongoing market conduct examinations and investigations by regulators, which may have a material adverse effect on the Company.
It can be expected that annuity and life product designs, management, and sales practices will be an ongoing source of regulatory scrutiny and enforcement actions, litigation, and rulemaking.
These matters could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.
(19)    Subsequent Events
The Company has evaluated subsequent events through April 7, 2023, which is the date the Statutory Financial Statements were available to be issued. No material subsequent events have occurred since December 31, 2022 that require adjustment to the Statutory Financial Statements.
In March 2023, the Company received a capital contribution of $30,000 from Allianz Life.

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